UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2010 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--16.1%
Amazon.com	96,150 a	16,864,710
Autoliv	129,790	9,529,182
Carnival	178,520	7,374,661
DIRECTV, Cl. A	398,760 a	16,560,503
Ford Motor	1,283,640 a,b	20,461,222
General Motors	200,933 b	6,871,909
Home Depot	512,410	15,479,906
Limited Brands	350,050	11,786,183
Mattel	651,800	16,842,512
Newell Rubbermaid	1,524,680	25,568,884
News, Cl. A	758,050	10,339,802
News, Cl. B	985,660	15,011,602
Omnicom Group	154,280	7,010,483
Stanley Black & Decker	111,590	6,642,953
Target	375,670	21,390,650
Time Warner	229,033	6,754,183
		214,489,345
Consumer Staples--8.1%
Clorox	119,110	7,362,189
Energizer Holdings	136,280 a	9,592,749
Nestle, ADR	245,990	13,463,033
PepsiCo	511,567	33,062,575
Philip Morris International	328,609	18,694,566
Unilever, ADR	906,180	25,336,793
		107,511,905
Energy--12.7%
Alpha Natural Resources	161,370 a	7,997,497
Anadarko Petroleum	234,260	15,030,122
Apache	123,030	13,242,949
Chevron	332,830	26,949,245
ENSCO, ADR	275,040 b	13,036,896
Halliburton	362,440	13,714,730
Hess	338,470	23,709,823
Newfield Exploration	240,830 a	16,094,669
Occidental Petroleum	350,580	30,910,639
Valero Energy	435,780	8,488,994
		169,175,564
Exchange Traded Funds--1.8%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	200,840 b	23,797,532
Financial--14.6%
American Express	525,890	22,728,966
Bank of America	2,177,460	23,843,187
Capital One Financial	480,320	17,882,314
Comerica	280,610	10,239,459
Franklin Resources	90,650	10,342,258
Genworth Financial, Cl. A	1,163,980 a	13,572,007
Huntington Bancshares	1,746,770	10,192,403
JPMorgan Chase & Co.	754,796	28,214,274
Lincoln National	543,530	12,979,496
MetLife	337,060	12,858,839

Morgan Stanley	258,490	6,322,665
Wells Fargo & Co.	908,820	24,728,992
		193,904,860
Health Care--11.0%
Allscripts Healthcare Solutions	523,730 a	9,191,461
AmerisourceBergen	606,220	18,701,887
Amylin Pharmaceuticals	742,220 a,b	9,511,549
CIGNA	402,690	14,823,019
Covidien	179,830	7,565,448
Dendreon	166,290 a	5,943,205
Gilead Sciences	141,390 a	5,160,735
Hospira	172,770 a,b	9,720,040
Human Genome Sciences	584,260 a,b	14,331,898
Pfizer	2,222,450	36,203,710
St. Jude Medical	167,910 a	6,496,438
Zimmer Holdings	166,250 a	8,189,475
		145,838,865
Industrial--10.4%
Caterpillar	281,940	23,852,124
Cummins	159,320	15,473,158
Dover	335,480	18,387,659
General Electric	566,636	8,969,848
Ingersoll-Rand	431,040	17,672,640
Norfolk Southern	198,830	11,963,601
Raytheon	334,860	15,487,275
Textron	532,360 b	11,903,570
Thomas & Betts	156,310 a	6,947,979
Tyco International	203,830	7,723,119
		138,380,973
Information Technology--18.3%
Apple	164,240 a	51,103,276
BMC Software	122,910 a	5,457,204
Cisco Systems	500,394 a	9,587,549
EMC	556,600 a	11,961,334
F5 Networks	83,310 a	10,986,923
Google, Cl. A	43,210 a	24,012,229
Informatica	344,600 a	14,225,088
International Business Machines	135,600	19,181,976
Microsoft	443,686	11,185,324
Motorola	929,070	7,116,676
NetApp	180,380 a	9,186,753
Oracle	1,058,000	28,608,320
QUALCOMM	473,350	22,124,379
Teradata	197,764 a	8,126,123
Western Digital	286,450 a	9,596,075
		242,459,229
Materials--1.6%
CF Industries Holdings	50,780	6,132,701
E.I. du Pont de Nemours & Co.	317,580	14,923,084
		21,055,785
Telecommunication Services--2.5%
AT&T	1,212,469	33,694,514
Utilities--2.7%
American Electric Power	240,660	8,567,496
Entergy	169,430	12,070,193
Public Service Enterprise Group	498,640	15,373,071
		36,010,760
Total Common Stocks

(cost $1,107,853,299)		1,326,319,332

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,266,000)	2,266,000 [c]	2,266,000
Investment of Cash Collateral for
Securities Loaned--4.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $65,388,587)	65,388,587 [c]	65,388,587

Total Investments (cost $1,175,507,886)	104.9%	1,393,973,919
Liabilities, Less Cash and Receivables	(4.9%)	(64,934,854)
Net Assets	100.0%	1,329,039,065

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $63,162,152 and the market value of the collateral held by the fund was $65,388,587.
c Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,175,507,886.

Net unrealized appreciation on investments was $218,466,033 of which $245,440,189 related to appreciated investment securities and $26,974,156 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	18.3
Consumer Discretionary	16.1
Financial	14.6
Energy	12.7
Health Care	11.0
Industrial	10.4
Consumer Staples	8.1
Money Market Investments	5.1
Utilities	2.7
Telecommunication Services	2.5
Exchange Traded Funds	1.8
Materials	1.6
104.9

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,241,155,896	-	-	1,241,155,896
Equity Securities - Foreign+	61,365,904	-	-	61,365,904
Mutual Funds/Exchange Traded Funds	91,452,119	-	-	91,452,119

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
November 30, 2010 (Unaudited)

Common Stocks--70.8%	Shares	Value ($)
Consumer Discretionary--9.4%
Family Dollar Stores	6,093	305,869
Johnson Controls	14,539	529,801
Lowe's	16,852	382,540
McDonald's	3,920	306,936
NIKE, Cl. B	3,707	319,284
Panera Bread, Cl. A	3,518 a	352,644
Starbucks	10,931	334,489
TJX	6,616	301,756
Tractor Supply	7,815	331,903
Walt Disney	14,704	536,843
		3,702,065
Consumer Staples--5.5%
Avon Products	13,383	382,218
Coca-Cola	7,930	500,938
Colgate-Palmolive	3,475	266,011
Kraft Foods, Cl. A	14,704	444,796
PepsiCo	4,183	270,347
Wal-Mart Stores	5,306	287,002
		2,151,312
Energy--8.7%
Apache	2,839	305,590
CARBO Ceramics	3,332	323,704
EOG Resources	2,708	240,877
Exxon Mobil	7,600	528,656
Halliburton	12,556	475,119
Occidental Petroleum	8,431	743,361
Schlumberger	4,535	350,737
Southwestern Energy	12,556 a	454,527
		3,422,571
Financial--5.0%
Aflac	7,765	399,897
Assured Guaranty	19,826	337,240
Invesco	17,513	380,733
Morgan Stanley	17,182	420,272
U.S. Bancorp	18,504	440,025
		1,978,167
Health Care--11.2%
Abbott Laboratories	11,155	518,819
Baxter International	8,261	401,072
C.R. Bard	3,500	296,975
Celgene	5,033 a	298,860
Covidien	9,913	417,040
Gilead Sciences	8,113 a	296,125
Johnson & Johnson	4,698	289,162
Medtronic	7,522	252,213
Meridian Bioscience	13,959	310,169
Resmed	8,457 a	270,201
Stryker	5,886	294,830
Varian Medical Systems	4,946 a	325,595
Watson Pharmaceuticals	8,756 a	426,767
		4,397,828
Industrial--7.7%
Boeing	4,038	257,503
C.H. Robinson Worldwide	4,207	310,098
Caterpillar	7,104	600,998
Donaldson	5,757	312,548
Honeywell International	12,226	607,754
MSC Industrial Direct, Cl. A	5,266	316,697
Precision Castparts	2,568	354,564
Rockwell Collins	4,766	267,182
		3,027,344
Information Technology--18.6%

Adobe Systems	9,445 a	261,910
Amphenol, Cl. A	6,066	303,482
Apple	2,528 a	786,587
Automatic Data Processing	6,570	292,825
Baidu, ADR	3,965 a	417,078
Cisco Systems	11,663 a	223,463
Cognizant Technology Solutions,
Cl. A	6,609 a	429,453
Dolby Laboratories, Cl. A	4,119 a	260,692
FLIR Systems	9,147 a	245,185
Google, Cl. A	1,645 a	914,143
Intel	12,883	272,089
MasterCard, Cl. A	1,304	309,087
Microsoft	10,460	263,697
Oracle	11,401	308,283
Paychex	10,407	297,016
QUALCOMM	7,004	327,367
Questar	23,626	392,428
Rovi	8,096 a	446,656
Salesforce.com	4,246 a	591,128
		7,342,569
Materials--4.7%
Celanese, Ser. A	12,226	452,362
Cliffs Natural Resources	7,765	530,660
Ecolab	6,436	307,705
Monsanto	4,676	280,186
Praxair	3,007	276,794
		1,847,707
Total Common Stocks
(cost $26,822,025)		27,869,563

Other Investment--28.0%
Registered Investment Companies:
BNY Mellon U.S. Core Equity 130/30
Fund, Cl. M	723,349 [b]	7,848,332
Dreyfus Institutional Preferred
Plus Money Market Fund	3,176,000 [c]	3,176,000
(cost $10,993,000)		11,024,332

Total Investments (cost $37,815,025)	98.8%	38,893,895
Cash and Receivables (Net)	1.2%	471,340
Net Assets	100.0%	39,365,235

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $37,815,025.

Net unrealized appreciation on investments was $1,078,870 of which $1,343,943 related to appreciated investment securities and $265,073 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	27,452,485	-	-	27,452,485
Equity Securities - Foreign+	417,078	-	-	417,078
Mutual Funds	11,024,332	-	-	11,024,332

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2010 (Unaudited)

Common Stocks--79.9%	Shares	Value ($)
Consumer Discretionary--9.4%
Amazon.com	292 a	51,217
Bed Bath & Beyond	208 a	9,098
Best Buy	279	11,919
Carnival	3,368	139,132
CBS, Cl. B	569	9,582
Coach	301	17,019
Comcast, Cl. A	2,306	46,120
DIRECTV, Cl. A	662 a	27,493
Discovery Communications, Cl. A	344 a	14,028
Family Dollar Stores	3,045	152,859
Ford Motor	2,893 a	46,114
Fortune Brands	329	19,441
Genuine Parts	414	19,930
Harley-Davidson	294	9,196
Home Depot	4,853	146,609
International Game Technology	4,651	71,997
Johnson Controls	11,956	435,677
Kohl's	265 a	14,951
Limited Brands	289	9,731
Lowe's	9,710	220,417
Macy's	429	11,017
Marriott International, Cl. A	371	14,547
Mattel	778	20,104
McDonald's	2,745	214,934
McGraw-Hill	348	12,003
News, Cl. A	2,146	29,271
NIKE, Cl. B	2,256	194,309
O'Reilly Automotive	164 a	9,870
Omnicom Group	210	9,542
Panera Bread, Cl. A	1,755 a	175,921
Priceline.com	38 a	14,974
Ross Stores	297	19,269
Stanley Black & Decker	193	11,489
Staples	611	13,448
Starbucks	6,108	186,905
Starwood Hotels & Resorts
Worldwide	196	11,141
Target	2,564	145,994
Time Warner	992	29,254
Time Warner Cable	293	18,031
TJX	3,694	168,483
Tractor Supply	3,896	165,463
Viacom, Cl. B	368	13,921
Walt Disney	12,823	468,168
Whirlpool	110	8,030
Yum! Brands	2,583	129,357
		3,567,975
Consumer Staples--7.4%
Altria Group	1,759	42,216
Archer-Daniels-Midland	617	17,887
Avon Products	10,531	300,765
Clorox	294	18,172

Coca-Cola	7,663	484,072
Colgate-Palmolive	2,072	158,612
Costco Wholesale	1,565	105,810
CVS Caremark	1,260	39,060
Dean Foods	1,020 a	7,415
Dr. Pepper Snapple Group	328	12,015
General Mills	379	13,390
H.J. Heinz	193	9,316
Hershey	321	15,023
J.M. Smucker	209	13,219
Kimberly-Clark	223	13,801
Kraft Foods, Cl. A	12,885	389,771
Kroger	566	13,329
Lorillard	150	11,937
McCormick & Co.	412	18,132
Mead Johnson Nutrition	137	8,161
PepsiCo	5,192	335,559
Philip Morris International	3,518	200,139
Procter & Gamble	3,366	205,562
Safeway	646	14,852
Sara Lee	848	12,720
SYSCO	597	17,325
Wal-Mart Stores	5,380	291,004
Walgreen	807	28,124
		2,797,388
Energy--9.9%
Anadarko Petroleum	451	28,936
Apache	1,747	188,047
Baker Hughes	320	16,691
Cameron International	196 a	9,430
CARBO Ceramics	1,665	161,755
Chesapeake Energy	540	11,405
Chevron	2,684	217,324
ConocoPhillips	1,166	70,158
Consol Energy	266	11,161
Devon Energy	419	29,569
El Paso	1,385	18,684
EOG Resources	1,562	138,940
Exxon Mobil	12,060	838,894
FMC Technologies	125 a	10,530
Halliburton	9,633	364,513
Hess	323	22,626
Marathon Oil	757	25,337
Murphy Oil	189	12,761
National Oilwell Varco	430	26,355
Noble Energy	113	9,181
Occidental Petroleum	5,817	512,885
Peabody Energy	193	11,350
Plains Exploration & Production	2,740 a	78,528
QEP Resources	2,248	78,972
Schlumberger	5,029	388,943
Southwestern Energy	9,414 a	340,787
Spectra Energy	537	12,764
Tesoro	350 a	5,712
Valero Energy	4,093	79,732
Williams	759	17,313
		3,739,283
Financial--9.1%
ACE	1,753	102,586

Aflac	6,599	339,849
Allstate	595	17,320
American Express	3,389	146,473
Ameriprise Financial	152	7,880
AON	241	9,669
Assured Guaranty	10,084	171,529
AvalonBay Communities	199	21,956
Bank of America	8,144	89,177
BB&T	579	13,433
Berkshire Hathaway, Cl. B	1,312 a	104,540
Capital One Financial	333	12,398
Charles Schwab	741	11,137
Chubb	201	11,459
Citigroup	56,626 a	237,829
CME Group	45	12,963
Comerica	348	12,699
Discover Financial Services	487	8,902
Equity Residential	177	8,846
Fifth Third Bancorp	664	7,935
Franklin Resources	147	16,771
Genworth Financial, Cl. A	632 a	7,369
Goldman Sachs Group	404	63,081
Hartford Financial Services Group	416	9,260
Health Care REIT	429 b	19,854
Host Hotels & Resorts	563	9,278
IntercontinentalExchange	109 a	12,284
Invesco	14,474	314,665
Janus Capital Group	470	4,907
JPMorgan Chase & Co.	7,024	262,557
KeyCorp	1,900	14,307
Lincoln National	496	11,844
Loews	307	11,485
Marsh & McLennan	396	9,932
MetLife	782	29,833
Morgan Stanley	13,971	341,731
Northern Trust	159	7,998
NYSE Euronext	323	8,824
People's United Financial	1,533	18,994
Plum Creek Timber	511 b	18,416
PNC Financial Services Group	1,640	88,314
Principal Financial Group	369	10,052
Progressive	779	15,845
Prudential Financial	426	21,590
Simon Property Group	142 b	13,987
State Street	2,565	110,808
SunTrust Banks	399	9,321
T. Rowe Price Group	151	8,808
Travelers	331	17,871
U.S. Bancorp	14,973	356,058
Ventas	382	19,585
Vornado Realty Trust	97 b	7,913
Wells Fargo & Co.	8,563	232,999
		3,455,121
Health Care--10.6%
Abbott Laboratories	8,843	411,288
Aetna	258	7,642
Allergan	279	18,489
AmerisourceBergen	456	14,068
Amgen	2,142 a	112,862

Baxter International	6,894	334,704
Becton Dickinson & Co.	137	10,676
Biogen Idec	212 a	13,562
Boston Scientific	2,149 a	13,797
Bristol-Myers Squibb	1,402	35,386
C.R. Bard	1,970	167,155
Cardinal Health	2,512	89,377
Celgene	2,860 a	169,827
CIGNA	468	17,227
Covidien	7,446	313,253
Eli Lilly & Co.	876	29,486
Express Scripts	316 a	16,460
Forest Laboratories	470 a	14,988
Genzyme	191 a	13,603
Gilead Sciences	4,860 a	177,390
Hospira	302 a	16,991
Humana	151 a	8,462
Intuitive Surgical	25 a	6,507
Johnson & Johnson	4,370	268,974
Laboratory Corp. of America
Holdings	241 a	19,769
McKesson	209	13,355
Medco Health Solutions	373 a	22,872
Medtronic	4,721	158,295
Merck & Co.	4,519	155,770
Meridian Bioscience	6,946	154,340
Pfizer	14,977	243,975
Resmed	4,225 a	134,989
St. Jude Medical	236 a	9,131
Stryker	3,284	164,496
Thermo Fisher Scientific	390 a	19,835
UnitedHealth Group	922	33,671
Varian Medical Systems	2,464 a	162,205
Watson Pharmaceuticals	6,477 a	315,689
WellPoint	354 a	19,732
Zimmer Holdings	1,875 a	92,363
		4,002,661
Industrial--8.8%
3M	574	48,205
Boeing	2,545	162,295
C.H. Robinson Worldwide	2,095	154,422
Caterpillar	5,742	485,773
CSX	336	20,432
Cummins	136	13,208
Danaher	332	14,359
Deere & Co.	1,667	124,525
Donaldson	2,873	155,975
Dover	219	12,003
Eaton	1,141	109,992
Emerson Electric	2,758	151,883
Expeditors International of
Washington	206	10,897
FedEx	338	30,799
Fluor	377	21,802
General Dynamics	341	22,537
General Electric	15,727	248,958
Goodrich	111	9,520
Honeywell International	8,998	447,291
Illinois Tool Works	443	21,100

ITT	448	20,608
Lockheed Martin	171	11,635
MSC Industrial Direct, Cl. A	2,627	157,988
Norfolk Southern	312	18,773
Northrop Grumman	156	9,622
Paccar	317	17,074
Parker Hannifin	122	9,788
Precision Castparts	1,367	188,742
Raytheon	224	10,360
Rockwell Automation	298	19,704
Rockwell Collins	2,766	155,062
Southwest Airlines	595	7,925
Tyco International	434	16,444
Union Pacific	1,671	150,574
United Parcel Service, Cl. B	823	57,717
United Technologies	2,367	178,164
Waste Management	604	20,687
		3,316,843
Information Technology--17.8%
Accenture, Cl. A	2,296	99,463
Adobe Systems	5,178 a	143,586
Agilent Technologies	246 a	8,615
Altera	278	9,755
Amphenol, Cl. A	3,337	166,950
Analog Devices	413	14,686
Apple	3,047 a	948,074
Applied Materials	1,278	15,886
Autodesk	384 a	13,551
Automatic Data Processing	3,543	157,912
Baidu, ADR	2,017 a	212,168
Broadcom, Cl. A	502	22,334
Cisco Systems	10,390 a	199,072
Citrix Systems	224 a	14,878
Cognizant Technology Solutions,
Cl. A	3,558 a	231,199
Computer Sciences	370	16,513
Compuware	918 a	9,455
Corning	1,511	26,684
Dell	1,482 a	19,592
Dolby Laboratories, Cl. A	2,056 a	130,124
eBay	1,082 a	31,519
EMC	1,860 a	39,971
Fidelity National Information
Services	357	9,603
Fiserv	346 a	19,134
FLIR Systems	4,556 a	122,124
Google, Cl. A	1,342 a	745,763
Hewlett-Packard	4,408	184,827
Intel	16,685	352,387
International Business Machines	2,277	322,104
Intuit	277 a	12,435
Juniper Networks	4,002 a	136,148
Linear Technology	255	8,313
MasterCard, Cl. A	717	169,951
Micron Technology	1,010 a	7,333
Microsoft	14,021	353,469
Molex	334	6,947
Monster Worldwide	320 a	7,226
Motorola	1,667 a	12,769

NetApp	353 a	17,978
Oracle	8,763	236,952
Paychex	5,622	160,452
QUALCOMM	4,766	222,763
Rovi	5,933 a	327,324
Salesforce.com	3,277 a	456,224
SanDisk	220 a	9,812
Symantec	664 a	11,155
Taiwan Semiconductor
Manufacturing, ADR	8,185	87,989
Teradata	2,538 a	104,286
Texas Instruments	1,119	35,584
Visa, Cl. A	360	26,586
Western Union	422	7,444
Xerox	1,030	11,804
Xilinx	314	8,516
Yahoo!	1,242 a	19,586
		6,746,975
Materials--4.0%
Air Products & Chemicals	1,539	132,693
Alcoa	840	11,021
Bemis	551	17,312
Celanese, Ser. A	8,514	315,018
Cliffs Natural Resources	4,080	278,827
Dow Chemical	1,086	33,861
E.I. du Pont de Nemours & Co.	781	36,699
Ecolab	3,448	164,849
Freeport-McMoRan Copper & Gold	1,267	128,372
International Paper	404	10,088
Monsanto	2,823	169,154
Newmont Mining	357	21,002
Nucor	261	9,850
PPG Industries	158	12,318
Praxair	1,714	157,774
Sigma-Aldrich	296	18,713
United States Steel	172	8,361
Vulcan Materials	259	10,391
		1,536,303
Telecommunication Services--1.2%
American Tower, Cl. A	425 a	21,492
AT&T	8,840	245,664
Frontier Communications	2,198	20,002
Sprint Nextel	2,774 a	10,486
Verizon Communications	4,120	131,881
Windstream	1,460	19,038
		448,563
Utilities--1.7%
AES	1,833 a	19,815
Ameren	582	16,715
American Electric Power	263	9,363
CMS Energy	1,056	18,976
Dominion Resources	553	22,966
DTE Energy	477	21,250
Duke Energy	773	13,566
Exelon	439	17,283
NextEra Energy	251	12,706
Northeast Utilities	673	20,930
Pepco Holdings	815	14,955
PG&E	198	9,292

Pinnacle West Capital	495	20,008
Public Service Enterprise Group	349	10,760
Questar	17,413	289,230
Sempra Energy	1,923	96,323
Southern	453	17,087
Wisconsin Energy	354	21,318
		652,543
Total Common Stocks
(cost $28,559,492)		30,263,655

Other Investment--18.9%
Registered Investment Companies:
BNY Mellon U.S. Core Equity 130/30
Fund	493,708 c	5,356,733
Dreyfus Institutional Preferred
Plus Money Market Fund	1,821,000 d	1,821,000
Total Other Investment
(cost $7,090,000)		7,177,733

Total Investments (cost $35,649,492)	98.8%	37,441,388
Cash and Receivables (Net)	1.2%	441,698
Net Assets	100.0%	37,883,086

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated mutual fund.
d	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $35,649,492.

Net unrealized appreciation on investments was $1,791,896 of which $2,014,671 related to appreciated investment securities and $222,775 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	17.8
Mutual Fund: Domestic	14.1
Health Care	10.6
Energy	9.9
Consumer Discretionary	9.4
Financial	9.1
Industrial	8.8
Consumer Staples	7.4
Money Market Investments	4.8
Materials	4.0
Utilities	1.7
Telecommunication Services	1.2
98.8

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	29,963,498	-	-	29,963,498
Equity Securities - Foreign+	300,157	-	-	300,157
Mutual Funds	7,177,733	-	-	7,177,733

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2010 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--15.7%
Carnival	25,410	1,049,687
Home Depot	13,960	421,732
Johnson Controls	49,590	1,807,060
Limited Brands	14,810	498,653
Mattel	18,580	480,107
News, Cl. A	51,040	696,186
Omnicom Group	83,120	3,776,973
Staples	31,440	691,994
Target	13,460	766,412
Time Warner	106,740	3,147,763
		13,336,567
Consumer Staples--8.9%
CVS Caremark	13,240	410,440
Dr. Pepper Snapple Group	20,740	759,706
Kraft Foods, Cl. A	14,010	423,803
PepsiCo	49,490	3,198,539
Philip Morris International	48,330	2,749,494
		7,541,982
Energy--11.1%
ConocoPhillips	40,100	2,412,817
Exxon Mobil	62,170	4,324,545
Occidental Petroleum	18,220	1,606,457
Schlumberger	14,050	1,086,627
		9,430,446
Exchange Traded Funds--.2%
iShares Russell 1000 Value Index
Fund	2,890	174,672
Financial--18.7%
American Express	9,470	409,293
Ameriprise Financial	16,170	838,253
Bank of America	147,488	1,614,993
Capital One Financial	10,060	374,534
Franklin Resources	3,880	442,669
Goldman Sachs Group	7,270	1,135,138
JPMorgan Chase & Co.	100,689	3,763,755
Marsh & McLennan	17,400	436,392
MetLife	28,200	1,075,830
Morgan Stanley	28,510	697,355
People's United Financial	27,530	341,097
Prudential Financial	9,730	493,116
Travelers	11,561	624,178
U.S. Bancorp	116,130	2,761,571
Wells Fargo & Co.	33,270	905,277
		15,913,451
Health Care--9.6%
Cardinal Health	32,350	1,151,013
Johnson & Johnson	6,960	428,388
Merck & Co.	76,240	2,627,993
Pfizer	243,068	3,959,578
		8,166,972
Industrial--11.4%
Caterpillar	12,520	1,059,192
Dover	15,850	868,739
Eaton	7,390	712,396
General Electric	170,112	2,692,873
Norfolk Southern	15,760	948,279
Pitney Bowes	134,080	2,941,715
United Technologies	6,080	457,642
		9,680,836
Information Technology--6.3%
AOL	21,146 a	511,310
Cisco Systems	33,060 a	633,429

Microsoft	68,320	1,722,347
Paychex	23,540	671,832
QUALCOMM	39,100	1,827,534
		5,366,452
Materials--4.9%
Air Products & Chemicals	11,150	961,353
Dow Chemical	28,310	882,706
Freeport-McMoRan Copper & Gold	12,170	1,233,064
Packaging Corp. of America	44,140	1,132,191
		4,209,314
Telecommunication Services--11.2%
AT&T	102,495	2,848,336
Verizon Communications	20,300	649,803
Vodafone Group, ADR	124,740	3,125,984
Windstream	219,462	2,861,784
		9,485,907
Utilities--1.5%
Entergy	11,270	802,875
Questar	27,940 b	464,083
		1,266,958
Total Common Stocks
(cost $75,866,532)		84,573,557

Preferred Stocks--.5%
Consumer Discretionary
General Motors,
Conv., Ser. B
(cost $431,473)	8,300 [a,c]	420,810

Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $386,573)	386,573 [d]	386,573

Total Investments (cost $76,684,578)	100.5%	85,380,940
Liabilities, Less Cash and Receivables	(.5%)	(424,810)
Net Assets	100.0%	84,956,130

ADR - American Depository Receipts

a Non-income producing security.
b Held by a broker as collateral for open financial options positions.
c Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's security on loan was $378,729 and the market value of the collateral held by the fund was $386,573.
d Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $76,684,578.

Net unrealized appreciation on investments was $8,700,268 of which $11,393,888 related to appreciated investment securities and $2,693,620 related to depreciated investment securities.

STATEMENT OF OPTIONS WRITTEN

November 30, 2010 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options;
Questar,
January 2011 @ $19
(Premiums received $6,696)	279	a	(2,790)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	81,693,711	-	-	81,693,711
Equity Securities - Foreign+	3,125,984	-	-	3,125,984
Mutual Funds/Exchange Traded Funds	561,245	-	-	561,245
Liabilities ($)
Other Financial Instruments:
Options Written	(2,790)	-	-	(2,790)

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Options: The fund may purchase and write (sell) put and call options to hedge as a substitute for an investment.

The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
November 30, 2010 (Unaudited)

BNY Mellon Midcap Stock Fund

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--14.1%
Abercrombie & Fitch, Cl. A	228,200 a	11,467,050
AnnTaylor Stores	367,300 b	9,884,043
Chipotle Mexican Grill	52,600 b	13,596,574
Cracker Barrel Old Country Store	127,000	6,687,820
Darden Restaurants	217,200	10,631,940
DeVry	136,900	5,878,486
Foot Locker	894,900	16,886,763
Guess?	395,000	18,663,750
Interpublic Group of Cos.	799,800 b	8,517,870
Lear	154,200 b	13,534,134
Macy's	464,100	11,918,088
Magna International, Cl. A	111,400 a	5,307,096
Netflix	53,700 a,b	11,056,830
Phillips-Van Heusen	261,700	17,753,728
Royal Caribbean Cruises	407,300 a,b	16,393,825
Toll Brothers	632,800 b	11,358,760
Vitamin Shoppe	289,200 b	8,534,292
		198,071,049
Consumer Staples--3.4%
Energizer Holdings	245,900 b	17,308,901
Herbalife	145,700	9,999,391
McCormick & Co.	152,700	6,720,327
Ralcorp Holdings	207,400 b	12,842,208
		46,870,827
Energy--8.0%
Arch Coal	463,900	13,545,880
Brigham Exploration	575,100 b	14,463,765
Cabot Oil & Gas	201,400	7,042,958
Complete Production Services	358,300 b	10,193,635
EQT	187,400	7,584,078
Forest Oil	358,100 b	12,254,182
Massey Energy	169,700	8,333,967
Newfield Exploration	126,800 b	8,474,044
Pride International	586,600 b	18,243,260
RPC	385,200 a	11,286,360
		111,422,129
Financial--19.0%
Alexandria Real Estate Equities	177,000 c	11,814,750
Apollo Investment	787,700	8,318,112
Camden Property Trust	343,300 c	17,532,331
CB Richard Ellis Group, Cl. A	915,700 b	17,572,283
CNO Financial Group	1,772,600 b	10,369,710
Comerica	360,000	13,136,400
Fifth Third Bancorp	713,900	8,531,105
Genworth Financial, Cl. A	631,900 b	7,367,954
Hartford Financial Services Group	322,100	7,169,946
Host Hotels & Resorts	906,959 a,c	14,946,684
Huntington Bancshares	2,315,200	13,509,192
Invesco	420,100	9,132,974
KeyCorp	1,613,200	12,147,396
Macerich	333,100	15,435,854
MGIC Investment	755,500 b	6,436,860
MSCI, Cl. A	154,000 b	5,245,240
New York Community Bancorp	577,600	9,703,680
Raymond James Financial	376,400	10,795,152
Rayonier	256,386 c	13,065,431
Reinsurance Group of America	290,000	14,479,700
SL Green Realty	107,500	7,030,500
SunTrust Banks	299,600	6,998,656
Synovus Financial	873,200 a	1,772,596
Weingarten Realty Investors	555,800	13,172,460
Willis Group Holdings	309,100	9,838,653

		265,523,619
Health Care--11.1%
DaVita	75,300 b	5,474,310
Edwards Lifesciences	120,500 b	7,996,380
Endo Pharmaceuticals Holdings	369,100 b	13,291,291
Health Management Associates, Cl.
A	1,206,100 b	10,746,351
Health Net	406,200 b	10,967,400
HeartWare International	96,300 a,b	8,855,748
Mednax	184,100 b	11,266,920
Omnicare	479,300	11,052,658
Resmed	144,500 a,b	4,616,775
Salix Pharmaceuticals	249,600 b	11,144,640
Thoratec	345,800 a,b	8,802,339
United Therapeutics	178,100 b	11,207,833
Universal Health Services, Cl. B	449,300	18,475,216
VCA Antech	425,600 b	9,297,232
Vertex Pharmaceuticals	178,400 b	5,910,392
Volcano	264,600 b	7,025,130
		156,130,615
Industrial--16.5%
AMETEK	334,850	19,813,075
BE Aerospace	377,600 b	13,404,800
Cooper Industries	139,600	7,608,200
Cummins	103,400	10,042,208
Donaldson	298,900	16,227,281
Flowserve	59,600	6,285,416
Gardner Denver	189,600	12,409,320
IDEX	315,600	11,825,532
JB Hunt Transport Services	317,000	11,570,500
Joy Global	330,200	25,200,864
Kansas City Southern	350,200 b	16,578,468
KBR	527,700	14,290,116
Manpower	246,900	13,905,408
Navistar International	143,300 b	7,334,094
Parker Hannifin	96,700	7,758,241
Roper Industries	121,300	8,783,333
Trinity Industries	296,600	6,792,140
WABCO Holdings	194,900 b	9,686,530
Waste Connections	461,700	12,004,200
		231,519,726
Information Technology--17.3%
Acme Packet	189,800 b	9,296,404
Akamai Technologies	233,100 b	12,165,489
Alliance Data Systems	176,700 a,b	11,146,236
ANSYS	264,800 b	12,842,800
Atmel	549,600 b	5,710,344
Check Point Software Technologies	228,200 a,b	9,782,934
Cree	262,200 a,b	17,090,196
Cypress Semiconductor	513,600 b	8,048,112
F5 Networks	185,100 b	24,410,988
JDS Uniphase	800,900 b	9,506,683
NetApp	129,500 b	6,595,435
Novellus Systems	233,100 b	7,027,965
Quest Software	448,600 b	11,349,580
Rackspace Hosting	394,500 a,b	11,507,565
Riverbed Technology	433,400 b	14,696,594
Rovi	332,900 b	18,366,093
Skyworks Solutions	578,500 b	14,722,825
SuccessFactors	405,700 b	12,239,969
Trimble Navigation	414,900 b	15,450,876
Vishay Intertechnology	760,900 b	10,850,434
		242,807,522
Materials--6.1%
Agrium	130,600	10,478,038
Allied Nevada Gold	228,100 b	6,099,394
Celanese, Ser. A	305,000	11,285,000
Century Aluminum	616,100 b	8,529,904
Cliffs Natural Resources	228,300	15,602,022

Cytec Industries	236,000	11,287,880
Eastman Chemical	129,900	10,107,519
Steel Dynamics	721,800	11,505,492
		84,895,249
Telecommunication Services--.8%
SBA Communications, Cl. A	293,800 a,b	11,502,270
Utilities--3.5%
ITC Holdings	214,100	12,963,755
National Fuel Gas	250,200	15,852,672
Northeast Utilities	252,200	7,843,420
Wisconsin Energy	207,500	12,495,650
		49,155,497
Total Common Stocks
(cost $1,135,216,670)		1,397,898,503

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,292,000)	3,292,000 [d]	3,292,000
Investment of Cash Collateral for
Securities Loaned--6.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $85,338,876)	85,338,876 [d]	85,338,876
Total Investments (cost $1,223,847,546)	106.1%	1,486,529,379
Liabilities, Less Cash and Receivables	(6.1%)	(85,022,669)
Net Assets	100.0%	1,401,506,710

a Security, or portion thereof, on loan. At November 30, 2010, the total market value of the fund's securities on loan is
$103,375,538 and the total market value of the collateral held by the fund is $104,722,802, consisting of cash collateral of
$85,338,876 and U.S. Government and agency securities valued at $19,383,926.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30 2010, the aggregate cost of investment securities for income tax purposes was $1,223,847,546. Net unrealized appreciation on investments was $262,681,833 of which $281,344,839 related to appreciated investment securities and $18,663,006 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.0
Information Technology	17.3
Industrial	16.5
Consumer Discretionary	14.1
Health Care	11.1
Energy	8.0
Money Market Investments	6.3
Materials	6.1
Utilities	3.5
Consumer Staples	3.4
Telecommunication Services	.8
106.1

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,362,491,782	-	-	1,362,491,782
Equity Securities - Foreign+	35,406,721	-	-	35,406,721
Mutual Funds	88,630,876	-	-	88,630,876

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Stock Fund
November 30, 2010 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)
Consumer Discretionary--15.7%
AnnTaylor Stores	118,700 a	3,194,217
Coinstar	36,100 a,b	2,326,284
Cracker Barrel Old Country Store	140,400	7,393,464
CROCS	394,500 a	6,921,502
Finish Line, Cl. A	285,500	5,096,175
Hibbett Sports	127,500 a,b	4,366,875
Lear	31,600 a	2,773,532
Maidenform Brands	146,300 a,b	4,014,472
MDC Partners, Cl. A	162,700	2,320,102
Pier 1 Imports	382,400 a,b	3,732,224
Royal Caribbean Cruises	63,500 a,b	2,555,875
Ruby Tuesday	455,200 a,b	5,822,008
Ruth's Hospitality Group	481,900 a,b	2,380,586
Shuffle Master	493,000 a,b	5,289,890
Sonic Automotive, Cl. A	289,400 b	3,582,772
Tuesday Morning	644,400 a,b	3,350,880
Vitamin Shoppe	208,700 a	6,158,737
		71,279,595
Consumer Staples--1.5%
Casey's General Stores	34,700	1,379,151
Energizer Holdings	47,900 a	3,371,681
Ralcorp Holdings	35,300 a	2,185,776
		6,936,608
Energy--6.9%
Brigham Exploration	175,900 a	4,423,885
Complete Production Services	155,600 a	4,426,820
Dril-Quip	60,200 a	4,661,888
Hornbeck Offshore Services	171,100 a,b	3,772,755
International Coal Group	904,300 a	6,881,723
Petroleum Development	120,000 a	4,274,400
SM Energy	55,290	2,747,360
		31,188,831
Financial--18.1%
Arthur J. Gallagher & Co.	76,200 b	2,139,696
BioMed Realty Trust	220,340 c	3,884,594
CNO Financial Group	616,200 a	3,604,770
Columbia Banking System	205,900 b	3,590,896
Community Bank System	110,300 b	2,656,024
DiamondRock Hospitality	504,500 a,c	5,312,385
Dollar Financial	86,000 a	2,251,480
East West Bancorp	261,700	4,537,878
Entertainment Properties Trust	95,970 c	4,443,411
EZCORP, Cl. A	126,800 a	3,190,288
Greenhill & Co.	26,500 b	1,985,910

Hersha Hospitality Trust	616,000	3,776,080
Kite Realty Group Trust	507,900 c	2,549,658
KKR Financial Holdings	441,400 b,c	3,884,320
Lexington Realty Trust	484,300 b,c	3,801,755
MGIC Investment	306,400 a,b	2,610,528
National Financial Partners	351,100 a,b	4,128,936
Och-Ziff Capital Management Group,
Cl. A	216,600	2,986,914
Post Properties	149,600 c	5,096,872
Signature Bank	100,640 a	4,423,128
Susquehanna Bancshares	407,000	3,276,350
Weingarten Realty Investors	189,900	4,500,630
Wintrust Financial	118,400	3,392,160
		82,024,663
Health Care--13.0%
Amarin, ADR	1,014,800 a,b	5,916,284
AMERIGROUP	49,400 a,b	2,125,682
Cardiome Pharma	467,100 a	2,256,093
Chemed	55,300	3,369,982
Cooper	107,900	5,772,650
Cubist Pharmaceuticals	144,200 a,b	3,130,582
Emergent BioSolutions	126,700 a	2,321,144
Health Net	73,600 a	1,987,200
HeartWare International	34,200 a,b	3,145,032
Inspire Pharmaceuticals	310,931 a,b	2,170,298
MAP Pharmaceuticals	229,000 a,b	3,290,730
Omnicare	110,400	2,545,824
Regeneron Pharmaceuticals	56,100 a,b	1,616,802
Salix Pharmaceuticals	105,600 a	4,715,040
Savient Pharmaceuticals	70,000 a,b	826,700
SXC Health Solutions	73,800 a	2,830,230
Thoratec	114,600 a	2,917,143
Triple-S Management, Cl. B	90,216 a	1,733,049
VCA Antech	131,100 a,b	2,863,880
Volcano	122,200 a	3,244,410
		58,778,755
Industrial--16.6%
Actuant, Cl. A	189,400	4,475,522
AMETEK	62,500	3,698,125
Applied Signal Technology	99,400	3,266,284
Astec Industries	89,700 a	2,686,515
Atlas Air Worldwide Holdings	50,400 a	2,749,824
Baldor Electric	69,500 b	4,400,045
BE Aerospace	82,600 a	2,932,300
CLARCOR	125,400	5,105,034
EMCOR Group	152,700 a,b	4,092,360
Gardner Denver	51,000 b	3,337,950
Healthcare Services Group	297,100 b	4,732,803
Interface, Cl. A	234,000	3,378,960
Kansas City Southern	65,100 a	3,081,834
Knight Transportation	154,700	2,982,616
Manpower	38,800	2,185,216

Middleby	37,400 a	3,009,578
Navistar International	57,500 a	2,942,850
Tetra Tech	58,800 a,b	1,358,868
Titan International	126,500 b	2,021,470
TransDigm Group	32,400 a	2,219,400
Triumph Group	52,000 b	4,374,760
WABCO Holdings	74,400 a	3,697,680
Watsco	36,100 b	2,175,747
		74,905,741
Information Technology--19.4%
Acme Packet	86,900 a	4,256,362
Applied Micro Circuits	170,500 a	1,582,240
Aruba Networks	156,900 a	3,326,280
Blue Coat Systems	39,000 a	1,037,400
Cognex	113,600	3,176,256
Coherent	74,400 a	3,073,464
Commvault Systems	117,100 a	3,411,123
Compellent Technologies	172,100 a	4,474,600
Concur Technologies	42,180 a,b	2,160,038
Cypress Semiconductor	401,200 a	6,286,804
Fortinet	103,100 b	3,285,797
Ixia	135,200 a	2,144,272
Logmein	67,700 a	2,964,583
Microsemi	206,920 a	4,581,209
Netgear	146,700 a	4,662,126
NetScout Systems	171,100 a	3,779,599
Riverbed Technology	124,400 a	4,218,404
Skyworks Solutions	219,990 a,b	5,598,746
Sonic Solutions	209,300 a,b	2,088,814
Sourcefire	140,400 a	3,809,052
SuccessFactors	74,900 a	2,259,733
Taleo, Cl. A	147,300 a	4,522,110
Veeco Instruments	105,500 a,b	4,639,890
Vishay Intertechnology	156,200 a	2,227,412
Wright Express	101,800 a	4,384,526
		87,950,840
Materials--5.5%
Agrium	51,800	4,155,914
Allied Nevada Gold	91,700 a	2,452,058
Celanese, Ser. A	86,500	3,200,500
Century Aluminum	297,400 a	4,117,503
Cliffs Natural Resources	31,600	2,159,544
Coeur d'Alene Mines	100,200 a	2,439,870
Cytec Industries	45,700	2,185,831
Ferro	297,800 a	4,249,606
		24,960,826
Utilities--1.6%
Cleco	94,800 b	2,875,284
El Paso Electric	161,800 a	4,261,812
		7,137,096
Total Common Stocks
(cost $380,462,985)		445,162,955

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,896,000)	7,896,000 [d]	7,896,000

Investment of Cash Collateral for
Securities Loaned--11.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $49,990,018)	49,990,018 [d]	49,990,018

Total Investments (cost $438,349,003)	111.0%	503,048,973
Liabilities, Less Cash and Receivables	(11.0%)	(49,958,708)
Net Assets	100.0%	453,090,265

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $49,239,853 and the market value of the collateral held by the fund was $49,990,018.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $438,349,003.

Net unrealized appreciation on investments was $64,699,970 of which $70,825,331 related to appreciated investment securities and $6,125,361 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.4
Financial	18.1
Industrial	16.6
Consumer Discretionary	15.7
Health Care	13.0
Money Market Investments	12.7
Energy	6.9
Materials	5.5
Utilities	1.6
Consumer Staples	1.5
111.0
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	428,781,513	-	-	428,781,513
Equity Securities - Foreign+	16,381,442	-	-	16,381,442
Mutual Funds	57,886,018	-	-	57,886,018

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Core Equity 130/30 Fund
November 30, 2010 (Unaudited)

Common Stocks--122.9%	Shares	Value ($)
Consumer Discretionary--19.1%
Amazon.com	19,990 a	3,506,246
Autoliv	39,210 b	2,878,798
Carnival	27,920 b	1,153,375
DIRECTV, Cl. A	68,440 a,b	2,842,313
Ford Motor	129,210 a	2,059,607
General Motors	33,106	1,132,225
Guess?	23,420	1,106,595
Home Depot	126,220 b	3,813,106
Johnson Controls	22,330 b	813,705
Limited Brands	26,980 b	908,417
Mattel	109,740 b	2,835,682
Newell Rubbermaid	310,900 b	5,213,793
News, Cl. A	283,870 b	3,871,987
Nordstrom	30,160 b	1,290,848
Omnicom Group	26,020	1,182,349
Stanley Black & Decker	18,170	1,081,660
Target	83,910 b	4,777,835
Time Warner	72,090 b	2,125,934
		42,594,475
Consumer Staples--15.0%
Clorox	36,930 b	2,282,643
Energizer Holdings	53,390 a,b	3,758,122
Kraft Foods, Cl. A	33,050	999,763
Molson Coors Brewing, Cl. B	15,960	760,494
Nestle, ADR	50,920 b	2,786,852
PepsiCo	129,380 b	8,361,829
Philip Morris International	124,894 b	7,105,220
Procter & Gamble	33,260	2,031,188
Unilever, ADR	150,770 b	4,215,529
Whole Foods Market	22,090 a	1,043,090
		33,344,730
Energy--13.7%
Alpha Natural Resources	25,490 a,b	1,263,284
Anadarko Petroleum	39,180 b	2,513,789
Apache	20,270 b	2,181,863
Chevron	65,290 b	5,286,531
ENSCO, ADR	73,630 b	3,490,062
Halliburton	59,720	2,259,805
Hess	56,620 b	3,966,231
Newfield Exploration	39,680 a,b	2,651,814
Occidental Petroleum	45,660 b	4,025,842
Schlumberger	19,000	1,469,460
Valero Energy	71,980 b	1,402,170
		30,510,851
Exchange Traded Funds--2.6%

Standard & Poor's Depository
Receipts S&P 500 ETF Trust	49,050	5,811,935
Financial--16.3%
American Express	91,830 b	3,968,893
Bank of America	345,400 b	3,782,130
Capital One Financial	112,590 b	4,191,726
Comerica	78,850 b	2,877,237
Franklin Resources	15,320 b	1,747,859
Genworth Financial, Cl. A	197,910 a,b	2,307,631
Huntington Bancshares	491,200 b	2,866,152
JPMorgan Chase & Co.	132,780 b	4,963,316
Lincoln National	92,420 b	2,206,990
MetLife	52,160 b	1,989,904
Morgan Stanley	43,630	1,067,190
Wells Fargo & Co.	154,520 b	4,204,489
		36,173,517
Health Care--19.0%
Allergan	16,350	1,083,515
Allscripts Healthcare Solutions	169,950 a,b	2,982,622
AMERIGROUP	7,980 a,b	343,379
AmerisourceBergen	116,990 b	3,609,141
Amylin Pharmaceuticals	228,670 a,b	2,930,406
Celgene	9,400 a,b	558,172
CIGNA	71,050 b	2,615,351
Covidien	85,490 b	3,596,564
Dendreon	54,980 a,b	1,964,985
Edwards Lifesciences	5,150 a	341,754
Emergency Medical Services, Cl. A	30,970 a	1,534,254
Express Scripts	8,750 a,b	455,788
Gilead Sciences	44,580 a,b	1,627,170
Hospira	56,530 a,b	3,180,378
Human Genome Sciences	111,730 a,b	2,740,737
Medco Health Solutions	5,380 a	329,902
Pfizer	369,780 b	6,023,716
Salix Pharmaceuticals	21,230 a,b	947,920
St. Jude Medical	62,880 a,b	2,432,827
Thermo Fisher Scientific	9,040 a,b	459,774
Universal Health Services, Cl. B	7,870	323,614
Warner Chilcott, Cl. A	22,490 b	427,535
Zimmer Holdings	36,330 a,b	1,789,616
		42,299,120
Industrial--10.0%
Caterpillar	47,060 b	3,981,276
Cummins	22,570 b	2,191,998
Dover	52,660 b	2,886,295
General Electric	92,190 b	1,459,368
Ingersoll-Rand	73,970 b	3,032,770
Norfolk Southern	34,200 b	2,057,814
Raytheon	52,250 b	2,416,562
Textron	83,670 b	1,870,861
Thomas & Betts	26,310 a	1,169,480
Tyco International	34,250 b	1,297,733

		22,364,157
Information Technology--19.1%
Apple	26,810 a,b	8,341,931
BMC Software	19,910 a	884,004
Cisco Systems	82,570 a,b	1,582,041
EMC	92,770 a,b	1,993,627
F5 Networks	22,000 a	2,901,360
Google, Cl. A	7,270 a	4,040,012
Informatica	58,640 a,b	2,420,659
International Business Machines	23,050 b	3,260,653
Microsoft	71,870 b	1,811,843
Motorola	205,890 a,b	1,577,117
NetApp	30,400 a	1,548,272
Oracle	167,710	4,534,878
QUALCOMM	78,100	3,650,394
Teradata	33,088 a,b	1,359,586
Western Digital	77,320 a	2,590,220
		42,496,597
Materials--1.7%
CF Industries Holdings	8,370	1,010,845
E.I. du Pont de Nemours & Co.	56,700 b	2,664,333
		3,675,178
Telecommunication Services--2.5%
AT&T	203,700 b	5,660,823
Utilities--3.9%
American Electric Power	37,650 b	1,340,340
Entergy	27,920 b	1,989,021
NextEra Energy	33,020 b	1,671,472
Public Service Enterprise Group	119,290 b	3,677,711
		8,678,544
Total Common Stocks
(cost $252,481,531)		273,609,927

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,915,000)	3,915,000 [c]	3,915,000

Total Investments (cost $256,396,531)	124.7%	277,524,927
Liabilities, Less Cash and Receivables	(24.7%)	(54,977,891)
Net Assets	100.0%	222,547,036

ADR - American Depository Receipts

a	Non-income producing security.
b	Held by a broker as collateral for open short positions.
c	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $256,396,531.

Net unrealized appreciation on investments was $18,583,344 of which $29,928,426 related to appreciated investment securities and $11,345,082 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	19.1
Information Technology	19.1
Health Care	19.0
Financial	16.3
Consumer Staples	15.0
Energy	13.7
Industrial	10.0
Utilities	3.9
Exchange Traded Funds	2.6
Telecommunication Services	2.5
Money Market Investments	1.8
Materials	1.7
124.7
† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
November 30, 2010 (Unaudited)

Common Stocks--23.5%	Shares	Value ($)
Consumer Discretionary--3.6%
Aeropostale	54,060 a	1,461,242
Genuine Parts	39,310	1,892,383
Polo Ralph Lauren	15,500	1,693,220
Ross Stores	29,550	1,917,204
Tiffany & Co.	18,050	1,120,905
		8,084,954
Consumer Staples--6.6%
Altria Group	78,360	1,880,640
Campbell Soup	29,050	984,795
Church & Dwight	13,910	907,627
Constellation Brands, Cl. A	65,770 a	1,355,520
Flowers Foods	95,770	2,509,174
General Mills	63,700	2,250,521
Hain Celestial Group	51,860 a	1,374,809
H.J. Heinz	68,850	3,323,390
		14,586,476
Energy--.6%
Baker Hughes	26,790	1,397,366
Financial--.8%
Northern Trust	18,730	942,119
Waddell & Reed Financial, Cl. A	28,810	887,348
		1,829,467
Health Care--8.7%
AstraZeneca, ADR	42,040	1,972,937
Acorda Therapeutics	24,710 a	651,109
Auxilium Pharmaceuticals	29,380 a	556,163
Biogen Idec	30,330 a	1,940,210
CareFusion	56,590 a	1,294,213

Charles River Laboratories International	21,650 a	706,873
Covance	31,690 a	1,423,198
C.R. Bard	10,990	932,502
DaVita	4,860 a	353,322
Dentsply International	38,360	1,186,091
Gen-Probe	35,020 a	1,816,137
Haemonetics	23,290 a	1,369,219
Intuitive Surgical	4,820 a	1,254,598
Laboratory Corp. of America Holdings	8,600 a	705,458
Mylan	59,390 a	1,161,965
Owens & Minor	16,610	469,233
Techne	24,490	1,471,114
		19,264,342
Industrials--.9%
Nabors Industries	62,140 a	1,372,673
Sigma-Aldrich	9,670	611,337
		1,984,010

Information Technology--1.8%
Altera	29,260	1,026,733
Finisar	41,070 a	785,258
Nokia, ADR	106,800	985,764
Research In Motion	7,660 a	473,771
Vishay Intertechnology	47,810 a	681,771
		3,953,297
Utilities--.5%
PG & E	23,830	1,118,342

Total Securities Sold Short (proceeds $49,673,202)	23.5%	52,218,254

ADR-American Depository Receipts

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted Quoted	Significant Observable	Level 3 -Significant
Assets ($)	Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	254,426,751	-	-	254,426,751
Equity Securities - Foreign+	13,371,241	-	-	13,371,241
Mutual Funds/ Exchange Traded Funds	9,726,935	-	-	9,726,935
Liabilities ($)
Securities Sold Short:
Domestic ++	(48,785,782)	-	-	(48,785,782)
Foreign ++	(3,432,472)	-	-	(3,432,472)

+ See Statement of Investments for industry classification.
++ See Statement of Securities Sold Short for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Concentration of risk: BNY Mellon U. S. Core Equity 130/30 Fund enters into short sales. Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and “leverage.” The fund may be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks. In theory, stocks sold short have unlimited risk. BNY Mellon Balanced Fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price.

In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities
November 30, 2010 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--10.0%
Johnson Controls	300,655	10,955,868
Lowe's	350,070	7,946,589
Walt Disney	314,885	11,496,451
		30,398,908
Consumer Staples--9.4%
Avon Products	278,785	7,962,100
Coca-Cola	172,550	10,899,984
Kraft Foods, Cl. A	317,645	9,608,761
		28,470,845
Energy--13.6%
Exxon Mobil	164,400	11,435,664
Halliburton	270,185	10,223,800
Occidental Petroleum	105,555	9,306,784
Southwestern Energy	280,645 a	10,159,349
		41,125,597
Financial--14.2%
Aflac	168,450	8,675,175
Assured Guaranty	431,400	7,338,114
Invesco	380,260	8,266,852
Morgan Stanley	368,200	9,006,172
U.S. Bancorp	402,085	9,561,581
		42,847,894
Health Care--10.8%
Abbott Laboratories	117,260	5,453,763
Baxter International	178,700	8,675,885
Covidien	209,075	8,795,785
Watson Pharmaceuticals	199,100 a	9,704,134
		32,629,567
Industrial--8.5%
Caterpillar	150,325	12,717,495
Honeywell International	261,805	13,014,327
		25,731,822
Information Technology--23.1%
Apple	51,426 a	16,001,200
Baidu, ADR	87,000 a	9,151,530
Cognizant Technology Solutions,
Cl. A	143,500 a	9,324,630
Google, Cl. A	23,115 a	12,845,237
Rovi	174,450 a	9,624,407
Salesforce.com	93,860 a	13,067,189
		70,014,193
Materials--7.1%
Celanese, Ser. A	271,400	10,041,800
Cliffs Natural Resources	165,955	11,341,365
		21,383,165
Utilities--2.8%
Questar	514,545	8,546,592
Total Common Stocks
(cost $276,371,240)		301,148,583

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,820,000)	2,820,000 [b]	2,820,000

Total Investments (cost $279,191,240)	100.4%	303,968,583
Liabilities, Less Cash and Receivables	(.4%)	(1,397,851)
Net Assets	100.0%	302,570,732

ADR - American Depository Receipts

a	Non-income producing security.

b Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $279,191,240.

Net unrealized appreciation on investments was $24,777,343 of which $29,751,482 related to appreciated investment securities and $4,974,139 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	291,997,053	-	-	291,997,053
Equity Securities - Foreign+	9,151,530	-	-	9,151,530
Mutual Funds	2,820,000	-	-	2,820,000

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
November 30, 2010 (Unaudited)

BNY Mellon Small/Mid Cap Fund

Common Stocks--95.2%	Shares	Value ($)
Consumer Discretionary--17.2%
Abercrombie & Fitch, Cl. A	34,655 a	1,741,414
AnnTaylor Stores	62,000 b	1,668,420
Cooper Tire & Rubber	117,000	2,444,130
Foot Locker	140,000	2,641,800
Guess?	68,000	3,213,000
Interface, Cl. A	105,890	1,529,052
Interpublic Group of Cos.	153,020 b	1,629,663
Macy's	80,800	2,074,944
Magna International, Cl. A	38,000 a	1,810,320
MDC Partners, Cl. A	297,304 a	4,239,555
Morgans Hotel Group	376,095 a,b	2,873,366
Navistar International	41,910 b	2,144,954
Pier 1 Imports	200,000 b	1,952,000
Royal Caribbean Cruises	50,230 b	2,021,757
Ruth's Hospitality Group	360,800 b	1,782,352
Standard-Pacific	264,155 b	940,392
Starwood Hotels & Resorts
Worldwide	50,000	2,842,000
Talbots	170,590 a,b	1,961,785
Titan International	100,410 a	1,604,552
TiVo	210,875 a,b	1,733,392
Vitamin Shoppe	311,360 b	9,188,234
WABCO Holdings	41,515 b	2,063,295
Warnaco Group	35,000 b	1,884,750
		55,985,127
Consumer Staples--1.9%
Fresh Market	90,750	3,289,687
Green Mountain Coffee Roasters	80,800 b	2,996,064
		6,285,751
Energy--8.2%
Atmos Energy	35,790	1,076,205
Brigham Exploration	84,360 b	2,121,654
Cabot Oil & Gas	75,000	2,622,750
Complete Production Services	65,800 b	1,872,010
Energy XXI (Bermuda)	94,000 b	2,317,100
Forest Oil	93,610 b	3,203,334
Hornbeck Offshore Services	130,600 a,b	2,879,730
International Coal Group	218,000 b	1,658,980
New Jersey Resources	27,065	1,166,772
Noble Energy	19,000	1,543,750
Petroleum Development	63,000 b	2,244,060
RPC	80,000 a	2,344,000
Walter Energy	16,000	1,642,240
		26,692,585
Financial--14.8%
Affiliated Managers Group	18,060 b	1,578,625
Associated Banc-Corp	90,000	1,151,550
Assured Guaranty	63,165	1,074,437
Brandywine Realty Trust	137,095 c	1,516,271
Camden Property Trust	27,000	1,378,890
Cathay General Bancorp	110,000	1,486,100
Centerstate Banks	115,195	814,429
Chimera Investment	212,275 c	849,100
City National	19,440	1,044,317
CNO Financial Group	364,930 b	2,134,840
Cousins Properties	226,553 c	1,681,023
Dollar Financial	236,000 b	6,178,480
Douglas Emmett	82,015	1,369,650
Enstar Group	15,454 b	1,282,682
First Interstate BancSystem	114,290	1,556,630
Forestar Group	165,185 b	2,976,634
Host Hotels & Resorts	102,030 c	1,681,454

Huntington Bancshares	326,700	1,906,294
KeyCorp	190,345	1,433,298
KKR Financial Holdings	242,765 a,c	2,136,332
Marshall & Ilsley	250,000	1,197,500
MGIC Investment	231,250 b	1,970,250
National Financial Partners	198,600 b	2,335,536
Och-Ziff Capital Management Group,
Cl. A	120,625	1,663,419
Regions Financial	248,000	1,334,240
SunTrust Banks	49,710	1,161,226
Webster Financial	69,320	1,143,780
Willis Group Holdings	45,000	1,432,350
Zions Bancorporation	33,850	658,382
		48,127,719
Health Care--10.9%
Amarin, ADR	590,000 a,b	3,439,700
Cardiome Pharma	600,000 b	2,898,000
Emergent BioSolutions	82,530 b	1,511,950
Health Management Associates, Cl.
A	200,000 b	1,782,000
Health Net	70,000 b	1,890,000
Healthcare Services Group	107,145	1,706,820
Inspire Pharmaceuticals	260,140 b	1,815,777
MAP Pharmaceuticals	147,990 b	2,126,616
Mednax	29,000 b	1,774,800
NuPathe	350,000	2,089,500
Pharmacyclics	175,100 a,b	949,042
Sabra Healthcare REIT	50,667	863,867
Salix Pharmaceuticals	67,270 b	3,003,605
Sun Healthcare Group	50,667 b	496,533
SXC Health Solutions	42,100 b	1,614,535
Thoratec	84,000 b	2,138,220
Triple-S Management, Cl. B	69,740 b	1,339,705
Universal Health Services, Cl. B	48,000	1,973,760
Volcano	71,195 b	1,890,227
		35,304,657
Industrial--13.6%
AMETEK	44,945	2,659,396
Atlas Air Worldwide Holdings	34,000 b	1,855,040
BE Aerospace	55,110 b	1,956,405
Cenveo	621,575 b	3,182,464
Cummins	16,595	1,611,706
Donaldson	46,000	2,497,340
Eaton	18,900	1,821,960
Gardner Denver	37,000	2,421,650
Goodrich	18,055	1,548,577
JB Hunt Transport Services	44,565	1,626,622
Joy Global	31,500	2,404,080
Kansas City Southern	49,455 b	2,341,200
KBR	54,635	1,479,516
Manpower	17,090	962,509
Middleby	24,105 b	1,939,729
Monster Worldwide	140,000 b	3,161,200
Overseas Shipholding Group	40,000 a	1,398,800
Roper Industries	35,265	2,553,539
Terex	72,000 b	1,748,160
Toll Brothers	58,970 b	1,058,512
TransDigm Group	27,360 b	1,874,160
United Continential Holdings	75,900 b	2,100,912
		44,203,477
Information Technology--16.3%
A123 Systems	200,000 a,b	1,538,000
American Superconductor	71,790 a,b	2,389,171
Cavium Networks	52,000 b	1,913,340
Ceva	87,205 b	2,023,156
China Digital TV Holding, ADR	450,100 a,b	3,771,838
Compellent Technologies	49,100 b	1,276,600
Cree	15,000 a,b	977,700
Cypress Semiconductor	123,500 b	1,935,245

Entropic Communications	177,000 b	1,582,380
F5 Networks	19,240 b	2,537,371
Fortinet	87,470 b	2,787,669
Isilon Systems	87,000 b	2,936,250
ON Semiconductor	122,725 b	1,000,822
Opnet Technologies	105,285	2,560,531
Photronics	180,340 b	1,152,373
Rackspace Hosting	74,140 a,b	2,162,664
Renesola, ADR	165,000 a,b	1,357,950
Riverbed Technology	121,730 b	4,127,864
Rovi	40,680 b	2,244,316
Sonic Solutions	289,090 b	2,885,118
Sourcefire	110,000 b	2,984,300
SuccessFactors	55,000 b	1,659,350
Varian Semiconductor Equipment
Associates	40,560 b	1,278,857
Veeco Instruments	50,000 a,b	2,199,000
Vishay Intertechnology	111,060 b	1,583,716
		52,865,581
Materials--5.9%
Agrium	30,000	2,406,900
Allied Nevada Gold	67,000 b	1,791,580
Celanese, Ser. A	57,400	2,123,800
Cliffs Natural Resources	40,440	2,763,670
Coeur d'Alene Mines	65,000 b	1,582,750
Eastman Chemical	42,900	3,338,049
Ferro	141,745 b	2,022,701
Globe Specialty Metals	104,585	1,695,323
Steel Dynamics	96,000	1,530,240
		19,255,013
Telecommunication Services--4.1%
Acme Packet	63,740 b	3,121,985
Aruba Networks	137,360 b	2,912,032
Ixia	124,000 b	1,966,640
Motricity	135,000 a	4,014,900
SBA Communications, Cl. A	34,340 b	1,344,411
		13,359,968
Utilities--2.3%
Cleco	50,600	1,534,698
DPL	49,190	1,245,983
EnerNOC	78,270 a,b	1,919,963
ITC Holdings	26,460	1,602,153
Wisconsin Energy	18,000	1,083,960
		7,386,757
Total Common Stocks
(cost $265,676,006)		309,466,635

Other Investment--4.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,653,000)	13,653,000 [d]	13,653,000
Investment of Cash Collateral for
Securities Loaned--9.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $30,765,184)	30,765,184 [d]	30,765,184
Total Investments (cost $310,094,190)	108.9%	353,884,819
Liabilities, Less Cash and Receivables	(8.9%)	(28,950,255)
Net Assets	100.0%	324,934,564

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $29,444,699 and the market value of the collateral held by the fund was $30,765,184.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $310,094,190. Net unrealized appreciation on investments was $43,790,629 of which $55,592,164 related to appreciated investment securities and $11,801,535 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	17.2
Information Technology	16.3
Financial	14.8
Money Market Investments	13.7
Industrial	13.6
Health Care	10.9
Energy	8.2
Materials	5.9
Telecommunication Services	4.1
Utilities	2.3
Consumer Staples	1.9
108.9

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	286,770,317	-	-	286,770,317
Equity Securities - Foreign+	22,696,318	-	-	22,696,318
Mutual Funds	44,418,184	-	-	44,418,184

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2010 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Australia--5.6%
AGL Energy	142,430	2,095,563
Atlas Iron	733,840 a	2,053,880
Australia & New Zealand Banking Group	109,390	2,375,901
BHP Billiton	94,830	3,884,821
BlueScope Steel	1,357,191	2,510,667
Commonwealth Bank of Australia	95,600	4,424,008
Dexus Property Group	4,183,200	3,127,476
Foster's Group	536,614	2,906,038
Macquarie Group	47,030	1,598,019
National Australia Bank	367,429	8,258,612
Nufarm	1,209,553 a	5,275,056
Primary Health Care	1,251,999	4,044,126
QBE Insurance Group	544,390	8,781,830
Stockland	809,160	2,846,369
Westfield Group	301,799	3,514,673
		57,697,039
Austria--.4%
Erste Group Bank	96,651	3,780,654
Denmark--.7%
Carlsberg, Cl. B	36,430	3,438,618
Pandora	67,122	3,506,805
		6,945,423
Finland--1.8%
Fortum	65,500	1,728,495
Nokia	1,412,049	13,041,094
Sampo, Cl. A	145,770	3,561,042
		18,330,631
France--11.9%
Alstom	167,707	6,908,425
BNP Paribas	95,780	5,669,295
Carrefour	110,256	4,988,347
Credit Agricole	315,324	3,864,243
Danone	70,575	4,133,876
EDF	53,990	2,251,715
France Telecom	638,083	12,920,851
GDF Suez	319,676	10,602,061
Lagardere	52,880	1,952,824
Legrand	57,680	2,201,587
Peugeot	53,400 a	1,990,742
Rhodia	129,120	3,408,216
Sanofi-Aventis	321,342	19,429,263
Societe Generale	251,962	11,677,596
Total	472,962	22,908,627
Valeo	42,230 a	2,116,187
Vivendi	243,265	5,934,872
		122,958,727

Germany--5.0%
Allianz	53,521	5,870,435
BASF	39,200	2,925,791
Celesio	146,800	3,449,006
Daimler	23,786 a	1,539,750
Deutsche Bank	61,380	2,915,668
Deutsche Lufthansa	139,946 a	2,978,251
Deutsche Telekom	119,180	1,526,279
E.ON	328,330	9,420,858
Lanxess	34,960	2,462,752
Metro	101,410	7,274,129
Muenchener Rueckversicherungs	31,590	4,387,557
RWE	52,551	3,271,520
SAP	82,440	3,845,966
		51,867,962
Hong Kong--2.7%
AIA Group	480,600	1,389,482
Esprit Holdings	1,583,537	7,657,572
Hang Seng Bank	668,100	10,987,157
Hongkong Land Holdings	744,000	5,044,320
Hutchison Whampoa	232,700	2,328,468
		27,406,999
Ireland--.4%
CRH	98,085	1,706,070
Dragon Oil	321,260 a	2,188,706
		3,894,776
Israel--.7%
Teva Pharmaceutical Industries, ADR	141,700	7,090,668
Italy--3.6%
Banco Popolare	340,580	1,406,944
Buzzi Unicem	227,100	2,119,510
Enel	932,740	4,382,869
ENI	243,944	4,908,075
Finmeccanica	619,181	6,996,418
Parmalat	1,317,734	3,277,273
Saras	5,241,887 a	9,117,627
UniCredit	1,124,030	2,175,429
Unipol Gruppo Finanziario	5,002,697	2,866,977
		37,251,122
Japan--25.1%
Asahi Kasei	433,000	2,576,580
Astellas Pharma	109,600	3,928,785
Bridgestone	229,000	4,219,357
Canon	112,500	5,303,053
Central Japan Railway	677	5,225,738
Chuo Mitsui Trust Holdings	1,782,860	6,284,427
COCA-COLA WEST	125,600	2,092,083
Credit Saison	225,200	3,576,184
Daihatsu Motor	220,000	3,086,151
Daito Trust Construction	40,100	2,481,993
Daiwa House Industry	364,890	4,120,218
East Japan Railway	113,000	6,751,105

Hino Motors	702,000	3,464,285
Hitachi	1,549,000	7,329,478
Honda Motor	142,000	5,107,181
INPEX	1,016	5,226,288
JFE Holdings	37,700	1,198,706
Kaneka	317,000	1,890,106
Kao	144,400	3,626,823
KDDI	1,418	8,107,456
Keihin	194,800	4,250,266
Lawson	45,200	2,003,728
Makita	81,500	2,945,842
Matsumotokiyoshi Holdings	300,700	6,065,021
Medipal Holdings	236,300	2,541,164
Miraca Holdings	80,800	2,869,370
Mitsubishi	213,800	5,405,673
Mitsubishi Gas Chemical	219,000	1,342,418
Mitsubishi UFJ Financial Group	2,859,400	13,529,961
Murata Manufacturing	11,960	730,262
NEC	871,000	2,404,122
Nintendo	9,320	2,531,289
Nippon Express	399,000	1,592,377
Nomura Holdings	642,900	3,702,686
Nomura Research Institute	207,400	4,183,190
Panasonic	319,100	4,590,709
Rengo	516,000	3,230,780
Ricoh	197,800	2,791,275
Ryohin Keikaku	152,400	5,963,795
Secom	104,500	4,651,243
Seven & I Holdings	322,900	7,890,196
Shimachu	207,600	4,127,690
Shimizu	1,126,000	4,520,683
Shin-Etsu Chemical	152,000	7,428,367
SMC	27,100	4,306,727
Softbank	80,200	2,779,066
Sumitomo Mitsui Financial Group	373,400	11,462,117
Sumitomo Trust & Banking	223,000	1,183,080
Taiyo Nippon Sanso	410,000	3,218,664
Tokai Rika	51,000	922,619
Tokyo Electron	62,300	3,908,173
Tokyo Gas	575,000	2,507,767
Tokyo Steel Manufacturing	676,500	6,846,642
Toyo Suisan Kaisha	152,000	3,207,456
Toyoda Gosei	203,500	4,646,774
Toyota Motor	260,100	10,007,432
Trend Micro	52,100	1,609,254
Ushio	168,100	2,896,406
Yahoo! Japan	4,682	1,678,337
Yamada Denki	94,340	5,996,998
Yamato Holdings	440,300	5,571,486
		259,637,102
Luxembourg--.6%
ArcelorMittal	67,800	2,137,259

L'Occitane International	664,500	1,792,800
Millicom International Cellular, SDR	22,660 a	1,967,045
		5,897,104
Netherlands--3.1%
Aegon	762,152 a	4,187,735
European Aeronautic Defence and Space	172,425 a	3,863,051
ING Groep	491,190 a	4,336,861
Koninklijke Ahold	144,580	1,747,219
Koninklijke Philips Electronics	280,372	7,566,212
Royal Dutch Shell, Cl. A	173,663	5,228,668
TNT	142,590	3,402,844
Unilever	64,930	1,831,448
		32,164,038
Norway--1.3%
Norsk Hydro	988,329	5,798,421
Subsea 7	57,070 a	1,197,016
Telenor	225,600	3,242,934
TGS Nopec Geophysical	177,800	3,039,512
		13,277,883
Singapore--1.6%
DBS Group Holdings	1,148,680	12,179,740
United Overseas Bank	301,457	4,223,846
		16,403,586
Spain--2.5%
Amadeus IT Holding, Cl. A	103,170	1,982,004
Banco Bilbao Vizcaya Argentaria	785,590	7,216,631
Banco Santander	877,260	8,312,670
Gamesa Corp Tecnologica	687,346 a	4,585,935
Iberdrola	585,240	4,022,438
		26,119,678
Sweden--2.9%
Atlas Copco, Cl. A	261,940	5,784,182
Electrolux, Ser. B	139,770	3,318,938
Husqvarna, Cl. B	428,003	2,974,115
Investor, Cl. B	247,370	4,790,632
Sandvik	196,370	3,322,697
Telefonaktiebolaget LM Ericsson, Cl. B	710,010	7,324,374
Volvo, Cl. B	194,530 a	2,824,106
		30,339,044
Switzerland--5.6%
Adecco	55,510	3,160,859
Credit Suisse Group	107,080	3,951,819
Nestle	109,085	5,928,946
Novartis	249,466	13,235,754
Roche Holding	122,900	16,874,030
Sulzer	21,131	2,747,567
UBS	504,954 a	7,561,858
Zurich Financial Services	19,180	4,267,318
		57,728,151
United Kingdom--20.8%
Anglo American	272,751	11,966,001
BAE Systems	877,520	4,508,397

Barclays	1,184,250	4,718,395
BP	1,797,652	11,910,248
British American Tobacco	183,690	6,658,727
BT Group	603,560	1,595,975
Compass Group	324,120	2,800,570
Cookson Group	297,111 a	2,488,634
Drax Group	555,490	3,055,238
Eurasian Natural Resources	233,220	3,186,868
GlaxoSmithKline	1,167,764	22,014,776
Home Retail Group	2,090,810	6,556,343
HSBC Holdings	2,479,105	24,999,281
IMI	229,690	3,060,032
Imperial Tobacco Group	96,180	2,821,519
Kingfisher	985,560	3,602,529
Legal & General Group	1,167,490	1,659,801
Lonmin	70,226 a	1,849,317
Old Mutual	1,263,700	2,329,265
QinetiQ Group	1,926,670	3,440,375
Reed Elsevier	329,000	2,604,775
Resolution	2,045,505	6,722,899
Rexam	852,370	3,997,349
Rio Tinto	117,060	7,428,002
Royal Dutch Shell, Cl. A	354,747	10,682,691
Royal Dutch Shell, Cl. B	388,750	11,537,331
Smith & Nephew	749,557	6,791,366
Tesco	603,600	3,889,742
Thomas Cook Group	1,498,650	4,342,798
Unilever	636,774	17,600,675
Vodafone Group	3,334,381	8,337,249
Wellstream Holdings	206,980	2,359,875
WPP	261,980	2,899,343
		219,645,054
United States--1.0%
iShares MSCI EAFE Index Fund	72,250	3,920,285
Transocean	97,400 a	6,624,171
		10,544,456
Total Common Stocks
(cost $1,019,742,774)		1,003,751,429

Preferred Stocks--1.0%
Germany
ProSieben Sat.1 Media	79,130	2,096,397
Volkswagen	49,488	7,952,614
Total Preferred Stocks
(cost $6,580,895)		10,049,011

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,925,000)	6,925,000 [b]	6,925,000

Total Investments (cost $1,033,248,669)	99.0%	1,020,725,440

Cash and Receivables (Net)	1.0%	10,542,652
Net Assets	100.0%	1,031,268,092

ADR - American Depository Receipts
SDR - Swedish Depository Recepits

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,033,248,669.

Net unrealized depreciation on investments was $12,523,229 of which $103,569,537 related to appreciated investment securities and $116,092,766 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.3
Consumer Discretionary	13.1
Industrial	10.6
Energy	10.0
Health Care	9.9
Consumer Staples	8.9
Materials	8.2
Information Technology	6.0
Utilities	4.2
Telecommunication Services	3.7
Money Market Investment	.7
Exchange Traded Funds	.4
99.0

† Based on net assets.

At November 30, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 12/1/2010	389,817	373,795	373,638	(157)
British Pound,
Expiring 12/2/2010	185,571	288,004	288,646	642
Euro,
Expiring 12/1/2010	1,345,951	1,760,504	1,747,103	(13,401)
Euro,
Expiring 12/2/2010	495,092	643,501	642,651	(850)

Sales:		Proceeds ($)
British Pound,
Expiring 12/1/2010	936,652	1,455,604	1,456,917	(1,313)
Japanese Yen,
Expiring 12/1/2010	114,351,766	1,356,180	1,366,373	(10,193)
Japanese Yen,
Expiring 12/2/2010	80,528,196	962,807	962,220	587

Gross Unrealized Appreciation				1,229
Gross Unrealized Depreciation				(25,914)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	6,624,171	-	-	6,624,171
Equity Securities - Foreign+	1,003,255,984	-	-	1,003,255,984
Mutual Funds/Exchange Traded Funds	10,845,285	-	-	10,845,285
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,229	-	1,229
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(25,914)	-	(25,914)

+ See Statement of Investments for country and industry classification.
++Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2010 (Unaudited)

Common Stocks--90.7%	Shares	Value ($)
Brazil--9.2%
Banco do Brasil	712,500	13,671,556
Banco Santander Brasil, ADS	820,690	10,710,005
Brasil Telecom, ADR	48,720 a	1,000,709
Centrais Eletricas Brasileiras	221,603	2,906,714
Cia de Saneamento de Minas Gerais - Copasa	478,700	7,649,819
Cia Energetica de Minas Gerais, ADR	108,842	1,859,021
Cielo	740,900	6,438,475
Embraer, ADR	84,150	2,450,448
Fleury	737,400	9,805,622
Gafisa	1,034,400	7,197,243
Gerdau, ADR	573,430	6,663,257
Grendene	685,910	3,760,384
Itau Unibanco Holding, ADR	483,204	11,273,149
JBS	1,938,500	7,405,328
Light	452,000	5,794,331
Marfrig Alimentos	624,900	4,756,179
Obrascon Huarte Lain Brasil	145,200	4,954,889
Petroleo Brasileiro, ADR	1,134,710	35,171,817
Porto Seguro	354,140	5,328,830
Redecard	739,200	9,635,553
Rossi Residencial	1,074,800	9,496,804
Tele Norte Leste Participacoes, ADR	374,108	5,271,182
Vale, ADR	422,220	13,375,930
		186,577,245
China--10.0%
Asia Cement China Holdings	8,934,000	3,969,337
AsiaInfo-Linkage	317,310 a	5,283,211
Bank of China, Cl. H	15,063,000	8,069,707
Beijing Capital International Airport, Cl. H	13,944,000	7,631,840
China Communications Services, Cl. H	6,820,000	4,145,523
China Construction Bank, Cl. H	23,542,990	21,253,604
China Petroleum & Chemical, ADR	47,760	4,434,038
China Petroleum & Chemical, Cl. H	19,906,000	18,534,260
China Railway Construction, Cl. H	2,931,000	3,480,164
China Railway Group, Cl. H	9,620,000	6,739,488
China Shenhua Energy, Cl. H	1,133,000	4,763,937
China Vanadium Titano-Magnetite Mining	16,656,000 a	7,679,036
Great Wall Motor, Cl. H	3,937,500	14,324,912
Guangzhou Automobile Group, Cl. H	2,067,254	2,800,674
Harbin Power Equipment, Cl. H	136,000	204,567
Huaneng Power International, ADR	96,150	2,069,148
Huaneng Power International, Cl. H	9,416,200	5,044,544
Industrial & Commercial Bank of China, Cl. H	33,321,000	25,918,384
Lumena Resources	7,152,000	2,846,026
Maanshan Iron & Steel, Cl. H	4,934,000	2,598,815
PetroChina, ADR	51,850	6,369,254
PetroChina, Cl. H	9,584,000	11,910,420
Renhe Commercial Holdings	52,410,000	9,516,696
Sinotrans, Cl. H	19,119,600	5,761,660
TPV Technology	3,521,680	2,263,098
Weichai Power, Cl. H	892,000	6,191,652
Weiqiao Textile, Cl. H	7,344,900	6,006,377
Zhejiang Expressway, Cl. H	4,272,000	4,027,127
		203,837,499
Hong Kong--6.7%
BYD Electronic International	11,740,500	5,790,797
China Agri-Industries Holdings	10,631,519	12,705,631
China Dongxiang Group	7,383,000	3,299,250
China Minsheng Bank, Cl. H	11,415,500	10,158,415
China Mobile	3,787,400	37,775,963
China Mobile, ADR	225,840	11,258,124
China Power International Development	20,480,920	4,299,223
CNOOC	7,613,000	16,510,144

Cosco Pacific	3,681,013	5,830,763
Global Bio-Chem Technology Group	32,845,920 a	5,245,128
Guangdong Investment	9,914,000	4,966,512
Hutchison Whampoa	549,000	5,493,464
Ju Teng International Holdings	400,000	160,204
NWS Holdings	4,472,529	7,176,689
Tianjin Development Holdings	8,064,000 a	6,012,873
		136,683,180
Hungary--.8%
MOL Hungarian Oil and Gas	109,320 a	9,389,495
OTP Bank	326,270 a	7,422,151
		16,811,646
India--9.4%
Apollo Tyres	5,279,210	7,604,263
Balrampur Chini Mills	4,145,290	6,910,967
Bank of Baroda	517,570	9,946,736
Bank of India	564,010	5,525,857
Bharti Airtel	1,878,240	14,370,192
Canara Bank	369,900	5,894,387
Chambal Fertilizers & Chemicals	4,672,650	8,897,207
Glenmark Pharmaceuticals	720,290	5,511,883
India Cements	4,173,705	9,626,463
Jubilant Industries	13,873 a,b	48,026
Jubilant Life Sciences	415,070	2,424,295
Mahanagar Telephone Nigam	1,705,396 a	1,966,121
Mahanagar Telephone Nigam, ADR	274,750 a	695,118
NMDC	829,453	4,389,946
Oil & Natural Gas	259,438	7,033,842
Oriental Bank Of Commerce	1,029,851	9,151,482
Patni Computer Systems	374,270	3,797,483
Reliance Industries	776,552	16,676,467
Rolta India	1,756,600	6,153,938
Sintex Industries	2,011,470	8,696,418
SpiceJet	4,718,720 a	8,103,117
State Bank of India	19,670	1,283,512
State Bank of India, GDR	71,460 c	9,254,070
Tata Consultancy Services	590,350	13,265,105
Tata Motors	587,200	14,969,698
Union Bank of India	456,910	3,393,091
Welspun	919,060	4,191,202
		189,780,886
Indonesia--1.6%
Astra Agro Lestari	30,000	80,197
Astra International	1,385,500	7,959,647
Bank Mandiri	8,350,000	5,915,431
Indofood Sukses Makmur	13,908,000	7,043,292
Indosat	6,967,000	4,164,468
International Nickel Indonesia	2,871,000	1,422,152
Medco Energi Internasional	6,555,496	2,430,918
Telekomunikasi Indonesia	4,070,900	3,582,428
		32,598,533
Israel--.1%
Teva Pharmaceutical Industries, ADR	44,150	2,209,266
Malaysia--2.5%
AMMB Holdings	3,236,800	6,182,365
Axiata Group	5,303,900 a	7,669,096
Genting Malaysia	8,923,560	9,155,981
Hong Leong Bank	1,194,900	3,459,269
Malayan Banking	3,179,002	8,540,902
Petronas Chemicals Group	1,738,300	2,936,039
Sime Darby	789,100	2,162,396
Tenaga Nasional	4,021,910	10,792,813
		50,898,861
Mexico--2.2%
America Movil, ADR, Ser. L	301,650	17,031,159
Consorcio ARA	3,395,900	2,094,472
Desarrolladora Homex, ADR	168,200 a	5,659,930
Embotelladoras Arca	118,380	507,295
Fomento Economico Mexicano, ADR	207,620	11,740,911

Grupo Continental	1,458,690	4,084,729
Grupo Simec, Ser. B	165,900 a	402,641
Industrias CH, Ser. B	446,700 a	1,598,309
Urbi Desarrollos Urbanos	711,100 a	1,629,586
		44,749,032
Mongolia--.2%
Mongolian Mining	4,378,500	4,804,165
Philippines--.2%
Bank of the Philippine Islands	3,601,408	4,431,180
Poland--1.0%
Asseco Poland	418,983	6,652,497
Bank Pekao	49,280	2,892,093
KGHM Polska Miedz	142,110	6,140,442
Telekomunikacja Polska	1,012,170	5,277,566
		20,962,598
Russia--6.0%
Gazprom, ADR	2,412,590	53,656,001
LUKOIL, ADR	563,250	31,147,725
Magnitogorsk Iron & Steel Works, GDR	345,140 b,c	4,466,112
MMC Norilsk Nickel, ADR	715,753	14,155,447
VimpelCom, ADR	1,158,330	18,151,031
		121,576,316
South Africa--7.4%
African Rainbow Minerals	269,480	7,092,289
Anglo Platinum	67,731 a	6,316,881
AngloGold Ashanti, ADR	29,467	1,379,940
ArcelorMittal South Africa	337,918	3,575,587
Aveng	1,766,301	10,160,386
Barloworld	375,666	3,177,887
FirstRand	3,172,760	8,968,854
Gold Fields	439,150	7,161,128
JD Group	845,588	6,497,416
MTN Group	1,522,509	25,994,972
Murray & Roberts Holdings	1,678,110	9,106,546
Nampak	1,166,253	3,630,590
Nedbank Group	428,840	7,527,487
Sappi	884,457 a	4,309,589
Sasol	454,373	20,198,626
Sasol, ADR	50,290	2,246,454
Standard Bank Group	1,341,894	19,303,295
Telkom	791,230	3,916,688
		150,564,615
South Korea--15.7%
Busan Bank	352,770	4,168,491
Chong Kun Dang Pharmaceutical	143,210	2,550,704
CJ Cheiljedang	17,530	3,235,656
Daegu Bank	357,100	4,450,660
Daehan Steel	237,030	1,743,890
Grand Korea Leisure	223,490	3,893,823
Hana Financial Group	143,780	4,712,472
Hite Brewery	39,342	3,970,169
Hyosung	94,245	8,657,144
Hyundai Development	258,720	7,553,624
Hyundai Mipo Dockyard	41,624	6,246,831
Hyundai Mobis	86,172	20,439,279
Jinro	79,930	2,502,552
KB Financial Group	270,278	12,611,730
KB Financial Group, ADR	73,390	3,378,876
Korea Electric Power	434,855 a	10,389,411
Korea Electric Power, ADR	58,910 a	701,618
Korea Exchange Bank	396,890	3,834,025
Korean Reinsurance	423,106	4,287,990
KT	187,510	7,520,455
KT, ADR	195,470	3,975,860
KT&G	120,956	6,541,264
Kukdo Chemical	79,030	3,387,779
LG Electronics	131,696	11,699,748
Lotte Chilsung Beverage	3,413	2,434,493
Nong Shim	45,165	7,966,399

POSCO	38,104	14,937,268
POSCO, ADR	33,360	3,283,958
Samsung Electronics	88,706	63,197,478
Samsung Fire & Marine Insurance	56,459	9,301,077
Shinhan Financial Group	475,803	18,344,311
Shinsegae	9,163	4,481,129
SK Energy	58,379	8,333,383
SK Holdings	54,948	6,018,972
SK Telecom	31,805	4,690,922
SK Telecom, ADR	376,730	6,773,605
Tong Yang Life Insurance	742,290	7,458,753
Woori Finance Holdings	315,440	3,890,626
Youngone	496,688	4,455,369
Youngone Holdings	155,572	4,421,336
Yuhan	49,695	6,879,461
		319,322,591
Taiwan--10.4%
Advanced Semiconductor Engineering	5,965,618	6,164,749
Asia Cement	7,995,727	7,921,626
Asustek Computer	683,974	5,912,479
AU Optronics	624,000 a	624,358
AU Optronics, ADR	676,570 a	6,725,106
Catcher Technology	1,795,000	5,505,864
Chinatrust Financial Holding	12,023,599	7,238,023
Chunghwa Telecom	1,877,000	4,556,647
CTCI	7,331,000	7,707,982
First Financial Holding	13,399,161	8,967,207
Fubon Financial Holding	7,352,978	8,973,371
HON HAI Precision Industry	4,957,568	17,646,063
HTC	572,100	15,859,083
KGI Securities	6,639,000	3,060,049
Nan Ya Printed Circuit Board	1,901,440	6,736,833
Powertech Technology	2,527,250	8,000,644
Quanta Computer	7,071,000	13,894,953
Siliconware Precision Industries	2,450,000	2,551,874
Siliconware Precision Industries, ADR	197,520	1,015,253
SinoPac Financial Holdings	21,988,225	8,006,866
Taishin Financial Holdings	19,040,164 a	8,338,758
Taiwan Semiconductor Manufacturing	5,902,517	12,276,538
Taiwan Semiconductor Manufacturing, ADR	2,096,537	22,537,773
Tatung	20,833,000 a	4,975,453
Transcend Information	2,215,040	5,159,283
United Microelectronics	17,127,397	8,484,333
United Microelectronics, ADR	504,000	1,436,400
		210,277,568
Thailand--2.1%
Asian Property Development	23,552,800	4,907,298
Bangchak Petroleum	10,471,200	5,282,306
Bangkok Bank	1,425,900	6,686,894
Banpu	246,200	5,739,736
Kasikornbank	3,879,800	14,785,948
PTT	534,700	5,239,295
		42,641,477
Turkey--2.5%
Arcelik	1,180,700	6,092,315
Haci Omer Sabanci Holding	1,382,004	6,818,585
KOC Holding	1,718,020	8,065,178
Turk Telekomunikasyon	1,446,620	6,040,810
Turkcell Iletisim Hizmet	587,140	3,982,198
Turkcell Iletisim Hizmet, ADR	22,010	375,050
Turkiye Halk Bankasi	869,180	8,178,002
Turkiye Is Bankasi, Cl. C	2,913,406	11,274,701
		50,826,839
United Kingdom--.6%
African Barrick Gold	1,070,930	8,662,056
JKX Oil & Gas	567,251	2,725,522
		11,387,578
United States--2.1%
iShares MSCI Emerging Markets Index Fund	947,281	42,419,243

Total Common Stocks
(cost $1,591,629,554)		1,843,360,318

Preferred Stocks--7.3%
Brazil
Banco Bradesco	1,072,556	20,999,478
Banco do Estado do Rio Grande do Sul	956,800	10,876,025
Bradespar	365,600	9,040,849
Braskem, Cl. A	391,300 a	4,151,258
Cia de Bebidas das Americas	75,200	10,109,413
Cia de Tecidos do Norte de Minas - Coteminas	721,960	1,894,798
Cia Energetica de Minas Gerais	473,058	7,863,148
Cia Paranaense de Energia, Cl. B	684,300	16,961,828
Gerdau	81,600	928,030
Itau Unibanco Holding	666,535	15,258,077
Petroleo Brasileiro	971,700	13,935,672
Usinas Siderurgicas de Minas Gerais, Cl. A	250,300	2,729,855
Vale, Cl. A	1,174,400	32,877,173
Total Preferred Stocks
(cost $104,649,473)		147,625,604

	Number of
Rights--.0%	Rights	Value ($)
China
China Construction Bank, Cl. H	597,239 a	202,282
Industrial & Commercial Bank of China, Cl. H	1,499,445 a	492,406
Total Rights
(cost $0)		694,688

Other Investment--1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $22,200,000)	22,200,000 [d]	22,200,000

Total Investments (cost $1,718,479,027)	99.1%	2,013,880,610
Cash and Receivables (Net)	.9%	19,118,491
Net Assets	100.0%	2,032,999,101

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At November 30, 2010, the value of this security amounted to $4,514,138 or .2% of net assets.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities had a market value of $13,720,182 or .7% of net assets.
d	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,718,479,027.

Net unrealized appreciation on investments was $295,401,583 of which $354,880,813 related to appreciated investment securities and $59,479,230 related to depreciated investment securities.

At November 30, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Hong Kong Dollar,
Expiring 12/1/2010	9,530,583	1,226,721	1,227,361	640
South Korean Won,
Expiring 12/1/2010	383,446,500	333,809	330,728	(3,081)
South Korean Won,
Expiring 12/1/2010	25,629,349	22,312	22,106	(206)
Sales:		Proceeds ($)
Hong Kong Dollar,
Expiring 12/1/2010	746,915	96,139	96,189	(50)
South African Rand,
Expiring 12/1/2010	2,743,212	382,954	386,763	(3,809)
South Korean Won,
Expiring 12/1/2010	57,489,659	50,030	49,586	444

Gross Unrealized Appreciation				1,084
Gross Unrealized Depreciation				(7,146)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2010 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)
Consumer Discretionary--10.8%
Adidas, ADR	11,075	347,866
Bridgestone, ADR	14,362	527,085
British Sky Broadcasting Group,
ADR	13,695	613,810
Casio Computer, ADR	4,290	320,073
Compass Group, ADR	42,121	365,610
Daimler	31,607 a	2,046,553
Denso, ADR	46,288	755,883
Electrolux, Cl. B, ADR	12,867	611,182
Fiat, ADR	39,395	655,533
Hennes & Mauritz, ADR	177,506	1,196,390
Honda Motor, ADR	57,648	2,088,587
Intercontinental Hotels Group, ADR	25,633	458,574
Kingfisher, ADR	66,928	487,236
LVMH Moet Hennessy Louis Vuitton,
ADR	38,319	1,177,543
Marks & Spencer Group, ADR	43,055	502,021
Marui Group, ADR	32,401	522,304
Mediaset, ADR	21,720	360,986
Nissan Motor, ADR	54,662	1,025,459
Panasonic, ADR	59,420	850,894
Pearson, ADR	21,712	314,824
Peugeot, ADR	12,756 a	479,626
Publicis Groupe, ADR	42,032	940,676
Reed Elsevier, ADR	10,831	343,668
Sega Sammy Holdings, ADR	136,084	566,109
Sharp, ADR	42,418	408,910
Sodexo, ADR	26,462	1,679,014
Sony, ADR	35,522	1,260,321
Sumitomo Electric Industries, ADR	3,702	483,907
Toyota Motor, ADR	40,448	3,142,405
Volkswagen, ADR	15,442	420,795
Wolters Kluwer, ADR	11,972	238,243
WPP, ADR	8,629	479,341
		25,671,428
Consumer Staples--10.1%
Aeon, ADR	79,968	969,212
Ajinomoto, ADR	4,423	436,122
British American Tobacco, ADR	26,200	1,909,980
Coca Cola Hellenic Bottling, ADR	11,185	284,994
Coca-Cola Amatil, ADR	65,681	1,420,023
Danone, ADR	79,602	939,304
Delhaize Group, ADR	16,273	1,116,491
Diageo, ADR	14,398	1,031,761
Foster's Group, ADR	120,506	645,912
Heineken, ADR	18,509	429,409
Henkel & Co., ADR	14,272	878,442
Imperial Tobacco Group, ADR	13,287	781,807

J. Sainsbury, ADR	14,245	313,960
Kao, ADR	22,970	575,858
Kirin Holdings, ADR	35,382	492,871
Koninklijke Ahold, ADR	35,754	431,908
L'Oreal, ADR	44,914	954,422
Nestle, ADR	95,255	5,213,306
Sabmiller, ADR	24,142	762,404
Shiseido, ADR	22,862	473,929
Tesco, ADR	77,821	1,522,957
Unilever (NY Shares)	39,403	1,118,257
Unilever, ADR	25,990	726,680
Yamazaki Baking, ADR	5,023	587,026
		24,017,035
Energy--7.6%
BG Group, ADR	20,587	1,876,711
BP, ADR	84,595	3,383,800
ENI, ADR	41,275	1,664,208
Repsol, ADR	29,557	714,393
Royal Dutch Shell, Cl. A, ADR	46,998	2,851,369
Royal Dutch Shell, Cl. B, ADR	39,993	2,411,978
Statoil, ADR	32,955	658,770
Technip, ADR	8,428	655,698
Total, ADR	62,169	3,031,982
Woodside Petroleum, ADR	21,015	844,803
		18,093,712
Financial--22.9%
Aegon (NY Shares)	118,900 a	657,517
Ageas, ADR	140,757	315,296
Allianz, ADR	166,270	1,837,284
Alpha Bank, ADR	55,424	81,473
Australian & New Zealand Banking
Group, ADR	84,598	1,854,388
AXA, ADR	78,000	1,118,520
Banco Bilbao Vizcaya Argentaria,
ADR	139,898	1,288,461
Banco Santander, ADR	234,383	2,254,764
Bank of Yokohama, ADR	8,083	389,277
Barclays, ADR	71,444	1,153,106
BNP Paribas, ADR	49,361	1,458,124
British Land, ADR	47,476	361,767
Capitaland, ADR	61,696	341,179
Cheung Kong Holdings, ADR	50,143	734,595
City Developments, ADR	87,591	826,859
Commerzbank, ADR	37,925 a	274,956
Commonwealth Bank of Australia,
ADR	16,423 b	2,281,296
Credit Agricole, ADR	22,091	136,301
Credit Suisse Group, ADR	34,774	1,287,681
Daiwa House Industry, ADR	4,061	459,583
Daiwa Securities Group, ADR	89,390	406,725
Danske Bank, ADR	27,008 a	333,279
Deutsche Bank	32,983	1,581,865
DnB NOR, ADR	482 a	58,988
Erste Group Bank, ADR	4,433	87,330
Hachijuni Bank, ADR	2,799	147,087

Hang Seng Bank, ADR	32,669	533,158
HSBC Holdings, ADR	96,578	4,882,984
Hysan Development, ADR	89,301	741,716
ING Groep, ADR	146,569 a	1,295,670
Intesa Sanpaolo, ADR	151,034	2,356,130
Legal & General Group, ADR	92,800	654,240
Lend Lease Group, ADR	184,716	1,342,811
Lloyds Banking Group, ADR	191,480	723,794
Mitsubishi Estate, ADR	5,695	956,077
Mitsubishi UFJ Financial Group,
ADR	350,892	1,652,701
Mizuho Financial Group, ADR	230,842	722,535
MS&AD Insurance Group Holdings,
ADR	49,502	566,303
National Australia Bank, ADR	67,129	1,498,319
National Bank of Greece, ADR	136,731	229,708
Nomura Holdings, ADR	128,957	737,634
ORIX, ADR	10,179	433,524
Prudential, ADR	62,350	1,115,442
Shinsei Bank, ADR	57,546	100,297
Shizuoka Bank, ADR	3,560	299,181
Sino Land, ADR	37,855	395,585
Social Generale, ADR	109,645	1,016,409
Sumitomo Mitsui Financial Group,
ADR	166,296	1,009,417
Sumitomo Trust & Banking, ADR	75,933	403,204
Sun Hung Kai Properties, ADR	49,737	827,624
Suruga Bank, ADR	3,621	309,927
Swiss Reinsurance, ADR	15,329	706,667
Tokio Marine Holdings, ADR	33,355	940,277
Tokyu Land, ADR	10,001	447,699
UBS	106,851 a	1,610,245
United Overseas Bank, ADR	24,700	686,660
Westfield Group, ADR	28,114	655,194
Westpac Banking, ADR	19,023	1,959,940
Zurich Financial Services, ADR	49,197	1,097,093
		54,635,866
Health Care--8.4%
AstraZeneca, ADR	38,812	1,821,447
Bayer, ADR	24,830	1,809,859
Cie Generale d'Opitique Essilor
International, ADR	15,084	470,621
Eisai, ADR	28,923	989,456
Elan, ADR	9,218 a	47,473
Fresenius Medical Care & Co., ADR	7,675	444,997
GlaxoSmithKline, ADR	66,999	2,564,722
Novartis, ADR	37,887	2,023,545
Novo Nordisk, ADR	23,115	2,298,093
Olympus, ADR	62,140	1,736,813
Roche Holding, ADR	79,516	2,736,941
Sanofi-Aventis, ADR	60,039	1,832,390
Smith & Nephew, ADR	8,293	377,249
Teva Pharmaceutical Industries,
ADR	17,900	895,716
		20,049,322

Industrial--12.2%
ABB, ADR	88,972 a	1,722,498
Air France, ADR	40,458 a	712,061
All Nippon Airways, ADR	79,722 a	563,395
Asahi Glass, ADR	66,076	728,818
Atlas Copco, Cl. A, ADR	47,447	1,048,579
Atlas Copco, Cl. B, ADR	47,220	937,317
Bae Systems, ADR	9,621	198,866
British Airways, ADR	22,962 a	454,648
Dai Nippon Printing, ADR	30,828	386,583
Deutsche Lufthansa, ADR	34,416 a	731,340
European Aeronautic Defence and
Space, ADR	19,043 a	427,515
Experian, ADR	32,340	372,880
Hutchison Whampoa, ADR	9,330	462,768
Invensys, ADR	88,290	437,036
ITOCHU, ADR	5,941	549,840
Kajima, ADR	12,417	309,795
Kawasaki Heavy Industries, ADR	38,754	472,411
Keppel, ADR	37,443	601,335
Komatsu, ADR	35,588	995,752
Koninklijke Philips Electronics
(NY Shares)	33,142	898,148
Kubota, ADR	16,871	759,364
Marubeni, ADR	5,423	353,580
Metso, ADR	18,812	967,877
Mitsubishi, ADR	21,557	1,098,760
Mitsui & Co., ADR	2,811	878,915
MTR, ADR	9,562	352,773
Neptune Orient Lines, ADR	77,900 a	511,538
Nidec, ADR	25,281	631,519
Nippon Yusen, ADR	63,873	551,224
NSK, ADR	36,210	615,208
Orkla, ADR	26,607	224,829
Rolls-Royce Group, ADR	14,497	683,968
Ryanair Holdings, ADR	10,360	316,291
Sandvik, ADR	50,376	862,941
Secom, ADR	37,120	415,744
Siemens, ADR	24,811	2,724,248
SKF, ADR	38,690	1,031,089
Sumitomo, ADR	28,536	373,822
Swire Pacific, ADR	43,906	667,810
TNT, ADR	18,567	445,051
Toppan Printing, ADR	7,981	330,413
TOTO, ADR	4,089	272,372
Vestas Wind Systems, ADR	4,708 a	44,632
Volvo, ADR	65,152 a	943,401
Wolseley, ADR	8,599 a	22,701
		29,091,655
Information Technology--5.4%
Advantest, ADR	17,445	352,563
Alcatel-Lucent, ADR	87,481 a	239,698
Canon, ADR	37,897	1,783,433
Computershare, ADR	47,642	455,458
Dassault Systemes, ADR	6,885	471,967

Fujifilm Holdings, ADR	19,819	666,513
Fujitsu, ADR	13,602	439,481
Hitachi, ADR	11,435	540,647
Kyocera, ADR	7,112	722,864
Mitsubishi Electric, ADR	45,775	905,993
NICE Systems, ADR	4,300 a	131,752
Nintendo, ADR	26,353	898,637
Nokia, ADR	112,414	1,037,581
Omron, ADR	21,660	533,679
Ricoh, ADR	4,031	282,573
Sage Group, ADR	16,187	263,039
SAP, ADR	22,962	1,077,607
TDK, ADR	8,571	546,658
Telefonaktiebolaget LM Ericsson,
ADR	104,404	1,077,449
Trend Micro, ADR	12,337	379,733
		12,807,325
Materials--11.0%
Air Liquide, ADR	36,988	869,958
Akzo Nobel, ADR	5,605	303,455
Alumina, ADR	49,520	376,352
Amcor, ADR	26,296	647,933
Anglo American, ADR	83,894	1,851,541
ArcelorMittal (NY Shares)	21,105	668,606
Asahi Kasei, ADR	44,485	527,147
BASF, ADR	31,896	2,395,071
BHP Billiton, ADR	82,738	6,446,309
Boral, ADR	29,021	500,987
CRH, ADR	16,353	286,832
James Hardie Industries, ADR	15,724 a	406,623
Johnson Matthey, ADR	6,130	343,832
Kobe Steel, ADR	52,450	597,930
Koninklijke DSM, ADR	11,846	145,824
Lafarge, ADR	20,620	281,875
Newcrest Mining, ADR	17,239	662,840
Nippon Steel, ADR	21,965	721,550
Nisshin Steel, ADR	6,880	251,317
Nitto Denko, ADR	1,531	633,834
Norsk Hydro, ADR	40,233	236,570
OJI Paper, ADR	848	38,670
Rexam, ADR	13,836	323,071
Rio Tinto, ADR	38,400	2,462,592
Stora Enso, ADR	52,234	449,212
Sumitomo Metal Industries, ADR	22,929	548,232
Svenska Cellulosa, ADR	38,119	556,156
Syngenta, ADR	18,695	1,041,498
Teijin, ADR	14,424	581,988
Toray Industries, ADR	8,528	473,730
UPM-Kymmene, ADR	39,622	587,594
		26,219,129
Telecommunications--5.5%
BT Group, ADR	23,103	612,923
Deutsche Telekom, ADR	70,834	908,092
France Telecom, ADR	48,702	994,008
Hellenic Telecommunications

Organization, ADR	7,159	31,714
Koninklijke KPN, ADR	40,229	579,298
Nippon Telegraph & Telephone, ADR	39,582	896,136
NTT DOCOMO, ADR	56,665	921,373
Portugal Telecom, ADR	17,340	221,432
Singapore Telecommunications, ADR	23,960	557,789
Swisscom, ADR	7,236	295,591
Telecom Corp of New Zealand, ADR	13,228	106,750
Telecom Italia, ADR	56,066	636,620
Telefonica, ADR	38,476	2,462,464
Telenor, ADR	6,496	281,926
Telstra, ADR	30,948	419,345
Vodafone Group, ADR	131,524	3,295,991
		13,221,452
Utilities--4.9%
Centrica, ADR	44,440	848,360
CLP Holdings, ADR	80,013	655,306
E.ON, ADR	56,894	1,642,530
Enel, ADR	168,807	790,017
Energias de Portugal, ADR	11,130	355,604
GDF Suez, ADR	36,436	1,215,869
Hong Kong & China Gas, ADR	255,054	612,130
Iberdrola, ADR	47,893	1,283,532
International Power, ADR	11,394	722,380
National Grid, ADR	15,908	716,178
RWE, ADR	21,130	1,320,836
Scottish & Southern Energy, ADR	35,782	636,204
United Utilities Group, ADR	14,047	260,150
Veolia Enviroment, ADR	26,277	697,917
		11,757,013
Total Common Stocks
(cost $278,142,781)		235,563,937
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.13%, 12/23/10
(cost $174,986)	175,000 [c]	174,984

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,108,000)	1,108,000 [d]	1,108,000

Total Investments (cost $279,425,767)	99.4%	236,846,921
Cash and Receivables (Net)	.6%	1,560,062
Net Assets	100.0%	238,406,983

ADR - American Depository Receipts

a Non-income producing security.
b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, this security had a market value of $2,281,296 or 1.0% of net assets.
c Held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $279,425,767.

Net unrealized depreciation on investments was $42,578,846 of which $30,899,659 related to appreciated investment securities and $73,478,505 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.9
Industrial	12.2
Materials	11.0
Consumer Discretionary	10.8
Consumer Staples	10.1
Health Care	8.4
Energy	7.6
Telecommunications	5.5
Information Technology	5.4
Utilities	4.9
Short-Term/Money Market Investments	.6
99.4
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
November 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Financial Futures Long
DJ Euro Stoxx 50	20	688,742	December 2010	(45,023)
FTSE 100	7	603,694	December 2010	(22,233)
SPI 200 Futures	2	220,119	December 2010	(5,398)
TOPIX	7	717,648	December 2010	13,913

Gross Unrealized Appreciation				13,913
Gross Unrealized Depreciation				(72,654)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	235,563,937	-	-	235,563,937
Mutual Funds	1,108,000	-	-	1,108,000
U.S. Treasury	-	174,984	-	174,984
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	18,695	-	18,695
Futures++	13,913	-	-	13,913
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(67,081)	-	(67,081)
Futures++	(72,654)	-	-	(72,654)

+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.9%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--3.5%
Ally Auto Receivables Trust,
Ser. 2010-3, Cl. A4	1.55	8/17/15	3,545,000	3,536,140
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	6,905,000	6,902,308
Daimler Chrysler Auto Trust,
Ser. 2006-C, Cl. A4	4.98	11/8/11	124,393	124,512
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A4A	5.47	6/15/12	552,031	562,745
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	4,232,865	4,237,536
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A3	2.62	3/15/14	21,235,000	21,497,131
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	3,020,558	3,087,159
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	5,283,280	5,363,416
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	1,975,764	1,979,604
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	3,965,000	3,966,328
				51,256,879
Automotive, Trucks & Parts--.7%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	8,414,000	9,432,111
Banks--6.3%
Bank of America,
Sub. Notes	5.49	3/15/19	14,300,000	14,295,166
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	5,675,000	5,715,673
BankAmerica Capital II,
Gtd. Secs., Ser. 2	8.00	12/15/26	6,775,000	6,859,688
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	12,610,000	13,530,278
Citigroup,
Sub. Notes	5.00	9/15/14	6,815,000	7,015,600
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000	3,426,050
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	8/1/12	5,390,000	5,590,751
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	5,980,000	6,019,982
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	4,050,000	4,375,494
Morgan Stanley,
Sub. Notes	4.75	4/1/14	9,590,000	9,971,404
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	9,115,000	9,430,124
Societe Generale,
Sr. Unscd. Notes	3.10	9/14/15	5,000,000 a,b	4,991,480
				91,221,690
Building & Construction--.6%
CRH America,
Gtd. Notes	5.30	10/15/13	8,055,000	8,637,376
Commercial & Professional Services--.6%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	7,376,000 b	7,546,548
Seminole Tribe of Florida,
Notes	7.75	10/1/17	1,130,000 b	1,167,431
				8,713,979
Commercial Mortgage Pass-Through Ctfs.--4.4%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	522,012 c	521,722

Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	7,922,000	8,036,978
Commercial Mortgage Asset Trust,
Ser. 1999-C1, Cl. D	7.35	1/17/32	2,260,000 c	2,467,252
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	1,625,674	1,629,781
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	8,130,000 c	8,315,055
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	4,400,000	4,501,086
GMAC Commercial Mortgage
Securities, Ser. 2001-C1, Cl. D	7.03	4/15/34	7,926,000 c	7,994,146
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	323,981	329,980
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB15, Cl. A1	4.75	6/12/43	387,841	390,062
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIB2, Cl. A3	6.43	4/15/35	11,985,772	12,175,458
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C7, Cl. A2	4.06	9/15/27	511,867 c	511,867
LB-UBS Commercial Mortgage Trust,
Ser. 2000-C5, Cl. A2	6.51	12/15/26	123,498	123,673
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2FL	0.38	11/12/37	4,087,368 c	4,050,628
Prudential Mortgage Capital
Funding, Ser. 2001-ROCK, Cl. A2	6.61	5/10/34	5,316,755	5,366,159
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C3, Cl. A1	4.04	2/15/35	787,553	795,187
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A4	5.29	7/15/42	323,298 c	323,739
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C32, Cl. A1	5.69	6/15/49	5,357,950	5,449,984
				62,982,757
Diversified Financial Services--3.9%
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000	9,087,009
General Electric Capital,
Notes	5.63	9/15/17	10,070,000	11,107,280
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	1,152,000	1,077,765
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	9,475,000	10,266,153
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	6,255,000	6,758,352
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	9,921,000	10,775,069
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	6,485,000	6,809,847
				55,881,475
Electric Utilities--.7%
Emerson Electric,
Sr. Unscd. Notes	5.00	12/15/14	3,500,000	3,957,870
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	5,785,000	6,257,091
				10,214,961
Entertainment--.4%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,912,000 b	1,865,710
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	1,724,000 b	1,691,365
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,273,000 b	2,217,971
				5,775,046
Food & Beverages--1.9%

Diageo Finance,
Gtd. Notes	5.50	4/1/13	5,945,000	6,532,063
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	2,215,000	2,549,239
Kraft Foods,
Sr. Unscd. Notes	5.38	2/10/20	9,265,000	10,337,609
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000	7,672,720
				27,091,631
Foreign/Governmental--1.4%
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	10,855,000	11,570,692
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000	6,751,750
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000	1,731,600
				20,054,042
Information Technology--1.4%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	7,107,000	7,478,746
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000	12,128,212
				19,606,958
Manufacturing--.8%
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	10,415,000	10,923,585
Media & Telecommunications--6.2%
America Movil Sab de CV,
Gtd. Notes	3.63	3/30/15	3,000,000	3,159,630
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	8,145,000	9,520,495
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	5,995,000	6,498,442
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	5,550,000	6,487,511
Comcast,
Gtd. Notes	5.90	3/15/16	8,975,000	10,299,845
News America Holdings,
Gtd. Debs.	7.60	10/11/15	3,750,000	4,468,965
News America Holdings,
Gtd. Debs.	9.25	2/1/13	904,000	1,050,165
News America,
Gtd. Notes	6.15	3/1/37	2,375,000	2,500,980
Rogers Communications,
Gtd. Notes	6.38	3/1/14	6,810,000	7,741,635
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	9,295,000	9,884,582
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	10,550,000	10,296,104
Time Warner,
Gtd. Notes	3.15	7/15/15	4,715,000	4,869,006
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	10,755,000	12,222,875
				89,000,235
Municipal Bonds--3.9%
California,
GO (Build America Bonds)	7.30	10/1/39	11,215,000	11,236,196
Illinois,
GO	4.42	1/1/15	4,935,000	5,123,665
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	13,725,000	14,436,916
New York City
GO (Build America Bonds)	5.82	10/1/31	6,310,000	6,315,048
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	5,430,000	5,527,686

New York City Transitional Finance
Authority, Building Aid
Revenue (Build America Bonds)	6.83	7/15/40	8,035,000	8,350,534
State of Washington
Motor Vehicle Fuel Tax, GO
(Build America Bonds)	3.55	8/1/17	5,340,000	5,535,818
				56,525,863
Oil & Gas--.5%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	7,540,000	7,857,396
Property & Casualty Insurance--1.1%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000	8,541,289
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	7,135,000	7,723,331
				16,264,620
Real Estate--1.0%
Boston Properties,
Sr. Unscd Notes	4.13	5/15/21	3,000,000	2,917,494
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,285,000	9,314,295
Vornado Realty,
Sr. Unscd. Notes	4.75	12/1/10	2,151,000	2,151,000
				14,382,789
Residential Mortgage Pass-Through Ctfs.--.1%
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-JR1, Cl. A6	0.70	12/25/33	678,659 c	657,718
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J2, Cl. A2	0.75	6/25/34	625,755 c	605,186
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J5, Cl. A1	5.25	1/25/35	105,928	105,928
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J4, Cl. A1	5.50	9/25/34	142,813	143,944
Mastr Asset Securitization Trust,
Ser. 2003-11, Cl. 2A6	5.25	12/25/33	389,627	389,470
				1,902,246
Transportation--.2%
GATX,
Sr. Unscd. Notes	4.75	5/15/15	2,850,000	3,058,121
U.S. Government Agencies--3.3%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	9,140,000	9,396,971
Federal Home Loan Banks,
Bonds	3.63	10/18/13	11,670,000	12,576,712
Federal National Mortgage
Association, Notes	2.63	12/10/14	7,980,000 d	7,984,940
Federal National Mortgage
Association, Notes	3.00	9/16/14	6,610,000 d	7,057,001
Federal National Mortgage
Association, Notes	4.38	7/17/13	9,520,000 d	10,389,233
				47,404,857
U.S. Government Agencies/Mortgage-Backed--30.9%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21 - 7/1/40			5,683,425 d	5,951,520
5.00%, 6/1/28 - 7/1/40			56,879,939 d	60,291,069
5.50%, 12/1/37 - 12/1/38			33,449,795 d	35,928,192
5.74%, 4/1/37			1,601,433 c,d	1,706,912
6.00%, 7/1/37 - 6/1/39			24,881,860 d	27,012,135
6.50%, 4/1/39			4,193,210 d	4,651,008
6.50%, 4/1/39			10,868,685 d	12,055,286
Multiclass Mortgage
Participation Ctfs.,
Ser. 2587, Cl. WB, 5.00%,
11/15/16			624,110 d	634,029
Federal National Mortgage Association:
4.00%			46,785,000 d,e	47,706,561
4.00%, 9/1/24 - 1/1/25			15,000,942 d	15,691,132
4.50%, 3/1/23 - 5/1/40			75,031,490 d	78,644,213
5.00%, 3/1/21 - 7/1/23			9,321,537 d	9,946,431

5.50%, 4/1/36 - 6/1/38	35,336,288 d	38,205,798
5.55%, 4/1/37	2,464,442 c,d	2,624,218
5.80%, 8/1/37	5,174,616 c,d	5,572,273
5.87%, 5/1/37	2,924,711 c,d	3,136,531
6.00%, 4/1/33 - 9/1/39	36,527,704 d	40,046,386
6.50%, 10/1/36 - 1/1/39	17,844,146 d	19,864,286
Ser. 2003-64, Cl. BC,
5.50%, 3/25/30	10,777,594 d	11,335,890
Government National Mortgage Association I;
5.00%, 11/15/34 - 1/15/39	23,571,937	25,371,757
		446,375,627
U.S. Government Securities--25.1%
U.S. Treasury Bonds:
4.38%, 5/15/40	5,195,000	5,442,573
7.13%, 2/15/23	1,734,000	2,432,206
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27	13,664,063 f	15,816,153
Notes, 0.50%, 4/15/15	7,287,478 f	7,511,794
Notes, 0.63%, 4/15/13	7,006,723 a,f	7,202,694
Notes, 1.38%, 7/15/18	12,049,159 f	12,982,969
Notes, 1.38%, 1/15/20	9,818,366 f	10,483,404
Notes, 2.38%, 1/15/17	13,680,311 f	15,537,837
U.S. Treasury Notes:
0.38%, 8/31/12	20,970,000	20,954,440
0.38%, 9/30/12	20,660,000	20,638,224
0.50%, 10/15/13	25,775,000	25,652,182
0.75%, 5/31/12	10,300,000	10,358,370
0.75%, 8/15/13	38,750,000 a	38,889,268
0.75%, 9/15/13	19,890,000 a	19,947,502
1.00%, 4/30/12	11,150,000	11,251,866
1.13%, 12/15/12	14,250,000	14,434,808
1.75%, 7/31/15	19,380,000	19,735,739
2.38%, 7/31/17	5,250,000	5,359,100
2.63%, 8/15/20	11,940,000	11,807,538
2.63%, 11/15/20	2,750,000 a	2,710,040
3.50%, 5/15/20	1,500,000	1,601,484
4.25%, 8/15/13	23,500,000	25,794,916
4.25%, 11/15/13	12,960,000	14,314,722
4.50%, 11/15/15	21,585,000	24,772,155
5.13%, 5/15/16	13,675,000	16,203,808
		361,835,792
Total Bonds and Notes
(cost $1,375,467,793)		1,426,400,036

Common Stocks--.0%	Shares	Value ($)
Internet--.0%
AboveNet	1,266 g	74,314
Media & Telecommunications--.0%
XO Holdings	635 g	406
Total Common Stocks
(cost $0)		74,720

Other Investment--4.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $58,643,000)	58,643,000 [h]	58,643,000

Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,379,385)	1,379,385 [h]	1,379,385

Total Investments (cost $1,435,490,178)	103.0%	1,486,497,141
Liabilities, Less Cash and Receivables	(3.0%)	(43,888,036)
Net Assets	100.0%	1,442,609,105

a	Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was
$67,028,323 and the market value of the collateral held by the fund was $68,856,968, consisting of cash collateral of $1,379,385 and U.S. Government and Agency securities valued at $67,477,583.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities had a market value of $19,480,505 or 1.4% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Purchased on a forward commitment basis.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,435,490,178.

Net unrealized appreciation on investments was $51,006,963 of which $54,808,644 related to appreciated investment securities and $3,801,681 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	51,256,879	-	51,256,879
Commercial Mortgage-Backed	-	62,982,757	-	62,982,757
Corporate Bonds+	-	378,061,973	-	378,061,973
Equity Securities - Domestic+	74,720	-	-	74,720
Foreign Government	-	20,054,042	-	20,054,042
Municipal Bonds	-	56,525,863	-	56,525,863
Mutual Funds	60,022,385	-	-	60,022,385
Residential Mortgage-Backed	-	1,902,246	-	1,902,246
U.S. Government Agencies/Mortgage-Backed	-	493,780,484	-	493,780,484
U.S. Treasury	-	361,835,792	-	361,835,792

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.6%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.6%
General Dynamics,
Gtd. Notes	5.25	2/1/14	3,050,000	3,422,106
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000	2,257,893
				5,679,999
Asset-Backed Ctfs./Auto Receivables--.4%
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	1,171,119	1,196,941
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	1,736,577	1,762,917
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	1,470,846	1,473,705
				4,433,563
Automotive, Trucks & Parts--1.3%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	4,385,000	5,013,344
GATX,
Sr. Unscd. Notes	4.75	5/15/15	1,900,000	2,038,747
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	5,230,000	5,862,840
				12,914,931
Bank & Finance--14.8%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,425,000 a	1,390,501
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	849,000 a	832,928
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,735,000 a	1,692,996
American Express Credit,
Sr. Unscd. Notes	2.75	9/15/15	3,325,000	3,290,513
Bank of America,
Sr. Unscd. Notes	3.70	9/1/15	7,940,000 b	7,847,420
Bank of America,
Sub. Notes	5.42	3/15/17	8,900,000	8,834,336
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	3,805,000	3,832,270
BankAmerica Capital II,
Gtd. Secs., Ser. 2	8.00	12/15/26	4,975,000	5,037,188
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	8,250,000	8,852,085
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000	5,709,499
Citigroup,
Sub. Notes	5.00	9/15/14	6,790,000	6,989,864
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000	3,103,663
Comerica,
Sr. Unscd. Notes	3.00	9/16/15	4,000,000	4,021,844

General Electric Capital,
Unscd. Notes	1.88	9/16/13	3,250,000	3,266,591
General Electric Capital,
Sr. Unscd. Notes	2.80	1/8/13	5,000,000	5,126,645
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	7,780,000	8,309,048
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	2,665,000	2,887,525
HSBC Finance,
Sr. Unscd. Notes	6.38	11/27/12	5,860,000	6,376,196
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	5,805,000	6,272,140
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	4,110,000	4,440,317
Morgan Stanley,
Sub. Notes	4.75	4/1/14	5,985,000	6,223,029
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	5,305,000	5,761,692
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	15,935,000	17,697,937
Rabobank Nederland,
Gtd. Notes	2.13	10/13/15	4,765,000	4,704,037
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	5,260,000	5,441,849
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	3,195,000	3,355,044
Wachovia,
Sub. Notes	5.25	8/1/14	5,710,000	6,149,898
				147,447,055
Building & Construction--.6%
CRH America,
Gtd. Notes	5.30	10/15/13	5,320,000	5,704,636

Commercial & Professional Services--1.4%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	4,840,000 a	4,951,910
Seminole Tribe of Florida,
Notes	7.75	10/1/17	765,000 a	790,341
Stanford University,
Bonds	4.75	5/1/19	5,000,000	5,522,800
Trustees of Dartmouth College,
Unscd. Notes	4.75	6/1/19	2,000,000	2,210,954
				13,476,005
Food & Beverages--2.3%
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	4,880,000	5,691,036
Diageo Finance,
Gtd. Notes	5.50	4/1/13	4,415,000	4,850,977
Kraft Foods,
Sr. Unscd. Notes	4.13	2/9/16	6,930,000	7,443,714
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000	5,264,477
				23,250,204
Foreign/Governmental--1.4%
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000	6,222,373

Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000	6,944,547
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000	1,244,880
				14,411,800
Health Care--2.2%
Amgen,
Sr. Notes	5.70	2/1/19	2,905,000	3,414,883
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	5,895,000	7,028,644
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000	6,884,281
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000	4,929,368
				22,257,176
Industrials--2.8%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	5,045,000	5,257,369
Emerson Electric,
Sr. Unscd. Notes	4.63	10/15/12	3,000,000	3,215,637
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	3,005,000	3,333,029
Progress Energy,
Sr. Unscd. Notes	6.85	4/15/12	5,093,000	5,490,076
Vulcan Materials,
Sr. Unscd. Notes	5.60	11/30/12	5,885,000	6,250,817
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	3,705,000	4,007,350
				27,554,278
Media & Telecommunications--6.6%
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	5,095,000	5,955,423
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	7,135,000	8,340,251
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000	5,893,003
News America,
Gtd. Notes	5.30	12/15/14	5,260,000	5,917,726
Rogers Communications,
Gtd. Notes	6.38	3/1/14	4,859,000	5,523,731
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	6,270,000	6,667,706
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	7,225,000	7,051,123
Time Warner,
Gtd. Notes	3.15	7/15/15	5,010,000	5,173,642
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	6,530,000	8,821,599
Vodafone Group,
Sr. Unscd. Notes	5.35	2/27/12	6,200,000	6,522,896
				65,867,100
Multi-Line Insurance--1.0%
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000	5,227,491
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,735,000	5,125,434

				10,352,925
Municipal Bonds--2.7%
Illinois,
GO	4.42	1/1/15	3,225,000	3,348,292
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	10,820,000 c	11,078,923
California,
GO (Various Purpose)	5.45	4/1/15	4,550,000	4,828,596
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000	3,586,652
Washington,
GO (Build America Bonds)	3.55	8/1/17	3,550,000	3,680,178
				26,522,641

Real Estate--1.1%
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	5,280,000	5,354,496
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	5,410,000	5,781,115
				11,135,611
Retailing--.5%
Wal-Mart Stores,
Sr. Unscd. Notes	4.55	5/1/13	4,675,000	5,085,530

Software & Services--1.4%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	5,330,000	5,608,796
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	8,155,378
				13,764,174
U.S. Government Agencies--11.9%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	5,560,000	5,716,319
Federal Farm Credit Banks,
Bonds	2.13	6/18/12	9,065,000	9,288,353
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	12,935,000	13,247,031
Federal Farm Credit Banks,
Bonds	3.40	2/7/13	15,800,000	16,743,149
Federal Home Loan Banks,
Bonds	2.05	8/10/12	8,910,000	9,001,657
Federal Home Loan Banks,
Bonds	3.63	10/18/13	6,850,000	7,382,218
Federal Home Loan Banks,
Bonds	4.25	6/14/13	7,500,000	8,161,342
Federal Home Loan Mortgage Corp.
Notes	1.50	7/12/13	9,820,000 d	9,863,758
Federal Home Loan Mortgage Corp.,
Notes	1.88	3/8/13	9,000,000 d	9,030,150
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	7,830,000 d	7,875,383
Federal National Mortgage
Association, Notes	3.00	9/16/14	8,550,000 d	9,128,194
Federal National Mortgage
Association, Notes	4.38	7/17/13	12,055,000 d	13,155,694
				118,593,248

U.S. Government Agencies/Mortgage-Backed--.0%
Federal Home Loan Mortgage Corp.
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14	412,429 d	436,279

U.S. Government Securities--44.6%
U.S. Treasury Inflation Protected Securities:
Notes, 0.50%, 4/15/15	9,308,418 e	9,594,941
Notes, 0.63%, 4/15/13	4,051,085 b,e	4,164,390
Notes, 1.38%, 7/15/18	7,880,829 e	8,491,593
Notes, 2.38%, 1/15/17	15,055,924 e	17,100,232
U.S. Treasury Notes:
0.38%, 9/30/12	12,500,000	12,486,825
0.50%, 10/15/13	1,340,000	1,333,615
0.75%, 9/15/13	12,045,000 b	12,079,822
0.88%, 2/29/12	2,000,000	2,013,594
1.00%, 12/31/11	10,000,000	10,073,050
1.00%, 4/30/12	27,500,000	27,751,240
1.13%, 12/15/12	10,750,000	10,889,417
1.38%, 10/15/12	11,000,000	11,191,213
1.50%, 7/15/12	9,000,000	9,164,529
1.75%, 7/31/15	3,065,000	3,121,261
2.38%, 9/30/14	1,600,000	1,681,000
2.38%, 7/31/17	6,500,000	6,635,076
2.63%, 8/15/20	2,430,000	2,403,042
2.63%, 11/15/20	2,250,000 b	2,217,305
3.13%, 5/15/19	6,345,000	6,653,824
3.38%, 11/15/19	5,000,000	5,311,720
3.50%, 5/15/20	11,000,000	11,744,216
3.63%, 2/15/20	3,900,000	4,214,742
3.75%, 11/15/18	2,575,000	2,841,353
4.00%, 11/15/12	43,500,000	46,543,303
4.25%, 8/15/13	37,430,000	41,085,264
4.25%, 11/15/13	27,510,000	30,385,648
4.50%, 4/30/12	8,500,000	8,997,386
4.50%, 11/15/15	10,235,000	11,746,259
4.63%, 8/31/11	54,340,000	56,110,289
4.63%, 2/29/12	39,750,000	41,874,160
4.75%, 5/31/12	10,000,000	10,654,690
4.88%, 6/30/12	10,000,000	10,710,550
5.13%, 5/15/16	2,885,000	3,418,500
		444,684,049
Total Bonds and Notes
(cost $940,553,787)		973,571,204

Other Investment--2.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $29,035,000)	29,035,000 [f]	29,035,000

Investment of Cash Collateral for
Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund

(cost $10,262,741)	10,262,741 [f]	10,262,741

Total Investments (cost $979,851,528)	101.5%	1,012,868,945
Liabilities, Less Cash and Receivables	(1.5%)	(14,924,468)
Net Assets	100.0%	997,944,477

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities had a market value of $9,658,676 or 1.0% of net assets.
b	Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was
$25,445,281 and the market value of the collateral held by the fund was $26,259,860, consisting of cash collateral of $10,262,741 and U.S. Government and Agency securities valued at $15,997,119.
c	Purchased on a delayed delivery basis.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $979,851,528.

Net unrealized appreciation on investments was $33,017,417 of which $39,362,429 related to appreciated investment securities and $6,345,012 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	56.5
Corporate Bonds	36.6
Money Market Investment	3.9
Municipal Bonds	2.7
Foreign/Governmental	1.4
Asset/Mortgage-Backed	.4
101.5
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	4,433,563	-	4,433,563
Corporate Bonds+	-	364,489,624	-	364,489,624
Foreign Government	-	14,411,800	-	14,411,800
Municipal Bonds	-	26,522,641	-	26,522,641
Mutual Funds	39,297,741	-	-	39,297,741
U.S. Government Agencies/Mortgage-Backed	-	119,029,527	-	119,029,527
U.S. Treasury	-	444,684,049	-	444,684,049

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate U.S. Government Fund
November 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--94.9%	Rate (%)	Date	Amount ($)	Value ($)
Diversified Financial Services--2.0%
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	1,220,000	1,354,972
U.S. Government Agencies--27.4%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	420,000	431,808
Federal Home Loan Banks,
Bonds	1.63	3/20/13	1,515,000	1,547,874
Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,280,000	1,379,451
Federal Home Loan Banks,
Bonds	4.25	6/14/13	635,000	690,994
Federal Home Loan Banks,
Bonds	4.88	12/13/13	3,750,000	4,196,385
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	1.63	6/28/13	2,525,000 a	2,541,895
Federal Home Loan Mortgage Corp.,
Notes	1.88	3/8/13	1,225,000 a	1,229,104
Federal Home Loan Mortgage Corp.,
Notes	5.50	8/20/12	1,345,000 a	1,458,891
Federal National Mortgage
Association, Notes	2.00	6/24/13	1,200,000 a	1,208,010
Federal National Mortgage
Association, Notes	2.05	4/26/13	925,000 a	930,133
Federal National Mortgage
Association, Notes	4.38	7/17/13	1,270,000 a	1,385,959
Federal National Mortgage
Association, Bonds, Ser. 1	4.75	11/19/12	750,000 a	811,225
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	440,000 a	487,540
				18,299,269
U.S. Government Agencies/Mortgage-Backed--10.0%
Federal Home Loan Mortgage Corp.:
Multiclass Mortgage
Participation Ctfs.,
Ser. 2999, Cl. NB, 4.50%,
7/15/17			291,710 a	298,409
Multiclass Mortgage
Participation Ctfs.,
Ser. 2619, Cl. YK, 5.00%,
5/15/16			320,505 a	322,903
Multiclass Mortgage
Participation Ctfs.,
Ser. 2587, Cl. WB, 5.00%,
11/15/16			161,806 a	164,378
Multiclass Mortgage
Participation Ctfs.,
Ser. 3137, Cl. PA, 5.13%,
12/15/13			239,302 a	244,353
Government National Mortgage Association I:
Ser. 2008-45, Cl. A, 3.58%,
11/16/27			183,653	187,080
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27			222,990	230,708
Ser. 2005-76, Cl. A, 3.96%,
5/16/30			562,518	585,360
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			127,046	131,887
Ser. 2006-3, Cl. A, 4.21%,
1/16/28			124,885	127,179
Ser. 2003-47, Cl. C, 4.23%,
10/16/27			200,488	204,334
Ser. 2008-78, Cl. B, 4.52%,

6/16/32	1,400,000	1,497,324
Ser. 2005-79, Cl. B, 4.65%,
8/16/39	120,000	125,805
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32	650,000	688,887
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	636,782	670,412
Ser. 2004-60, Cl. C, 5.24%,
3/16/28	1,000,000 b	1,067,634
Ser. 2004-50, Cl. C, 5.32%,
8/16/30	141,441 b	149,337
		6,695,990
U.S. Government Securities--55.5%
U.S. Treasury Bonds;
7.25%, 5/15/16	1,500,000	1,945,078
U.S. Treasury Inflation Protected Securities:
Notes, 0.50%, 4/15/15	826,519 c	851,960
Notes, 0.63%, 4/15/13	408,209 c	419,626
Notes, 1.38%, 7/15/18	20,259 c	21,829
Notes, 1.38%, 1/15/20	954,563 c	1,019,220
Notes, 2.38%, 1/15/17	2,027,676 c	2,302,995
U.S. Treasury Notes:
0.50%, 10/15/13	55,000	54,738
0.75%, 9/15/13	820,000	822,371
1.00%, 4/30/12	2,250,000	2,270,556
2.38%, 7/31/17	500,000	510,391
2.63%, 8/15/20	1,000,000	988,906
2.63%, 11/15/20	250,000	246,367
3.13%, 1/31/17	1,500,000	1,608,984
3.38%, 11/15/19	500,000	531,172
3.50%, 5/15/20	1,250,000	1,334,570
3.63%, 8/15/19	1,000,000	1,085,391
3.63%, 2/15/20	1,500,000	1,621,055
3.75%, 11/15/18	500,000	551,719
4.00%, 11/15/12	5,010,000	5,360,504
4.25%, 8/15/13	5,535,000	6,075,526
4.50%, 11/15/15	2,000,000	2,295,312
4.63%, 2/29/12	3,750,000	3,950,392
5.13%, 5/15/16	1,000,000	1,184,922
		37,053,584
Total Bonds and Notes
(cost $62,131,659)		63,403,815

Other Investment--4.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,136,000)	3,136,000 [d]	3,136,000

Total Investments (cost $65,267,659)	99.6%	66,539,815
Cash and Receivables (Net)	.4%	237,791
Net Assets	100.0%	66,777,606

a	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Variable rate security--interest rate subject to periodic change.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $65,267,659.

Net unrealized appreciation on investments was $1,272,156 of which $1,643,776 related to appreciated investment securities and $371,620 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,354,972	-	1,354,972
Mutual Funds	3,136,000	-	-	3,136,000
U.S. Government Agencies/Mortgage-Backed	-	24,995,259	-	24,995,259
U.S. Treasury	-	37,053,584	-	37,053,584

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
November 30, 2010

BNY Mellon Short-Term U.S. Government Securities Fund

	Coupon	Maturity	Principal
Bonds and Notes--98.1%	Rate (%)	Date	Amount ($)	Value ($)
Banks--2.8%
Bank of America,
Gtd. Notes	3.13	6/15/12	1,875,000	1,950,281
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	400,000	416,886
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	1,750,000	1,797,754
Key Bank,
Gtd. Notes	3.20	6/15/12	2,000,000 a	2,084,158
Regions Bank,
Gtd. Notes	3.25	12/9/11	1,875,000	1,930,243
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	1,000,000	1,026,411
				9,205,733
Diversified Financial Services--1.6%
General Electric Capital,
Gtd. Notes	2.00	9/28/12	3,655,000	3,754,113
General Electric Capital,
Gtd. Notes	3.00	12/9/11	1,635,000	1,678,520
				5,432,633
Municipal Bonds--.3%
California,
GO	5.25	4/1/14	1,000,000	1,060,430
U.S. Government Agencies--18.0%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	1,120,000	1,151,489
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	2,795,000	2,862,424
Federal Home Loan Banks,
Bonds	1.63	3/20/13	5,825,000 a	5,951,397
Federal Home Loan Banks,
Bonds	4.88	11/18/11	2,770,000	2,887,398
Federal Home Loan Mortgage Corp.,
Notes	1.13	7/27/12	4,880,000 b	4,929,146
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	1.63	6/28/13	5,915,000 b	5,954,577
Federal Home Loan Mortgage Corp.,
Notes	1.88	3/8/13	5,000,000 b	5,016,750
Federal Home Loan Mortgage Corp.,
Notes	2.13	3/23/12	3,910,000 b	3,992,794
Federal National Mortgage
Association, Notes, Ser. 1	1.13	7/30/12	5,000,000 b	5,050,490
Federal National Mortgage
Association, Notes	2.00	6/24/13	4,880,000 b	4,912,574
Federal National Mortgage
Association, Notes	2.05	4/26/13	4,180,000 b	4,203,195
Federal National Mortgage
Association, Unscd. Notes	3.00	7/28/14	5,765,000 b	5,853,452
Federal National Mortgage
Association, Notes	4.75	2/21/13	5,830,000 b	6,350,666
				59,116,352
U.S. Government Agencies/Mortgage-Backed--11.1%
Federal Home Loan Mortgage Corp.:
4.00%, 6/1/11 - 11/1/11			2,733,101 b	2,782,654
5.00%, 6/1/11 - 7/1/12			3,072,820 b	3,167,592
REMIC, Ser. 2937, Cl. VC,
5.00%, 6/15/14			347,858 b	371,876
REMIC, Ser. 3196, Cl. CE,
5.25%, 8/15/11			287,373 b	295,600
REMIC, Ser. 3020, Cl. MA,
5.50%, 4/15/27			77,350 b	77,609
REMIC, Ser. 2625, Cl. JD,

3.25%, 7/15/17	1,023,304 b	1,044,191
REMIC, Ser. 2999, Cl. NB,
4.50%, 7/15/17	1,375,202 b	1,406,786
REMIC, Ser. 2619, Cl. YK,
5.00%, 5/15/16	1,602,073 b	1,614,056
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32	58,501 b	62,706
REMIC, Ser. 3137, Cl. PA,
5.13%, 12/15/13	752,093 b	767,968
REMIC, Ser. 2557, Cl. VA,
5.50%, 11/15/13	371,334 b	371,542
REMIC, Ser. 1961, Cl. H,
6.50%, 5/15/12	8,054 b	8,113
Federal National Mortgage Association:
4.00%, 12/1/10 - 1/1/11	72,286 b	72,735
4.50%, 8/1/13	42,882 b	45,407
5.00%, 11/1/12 - 11/1/13	664,271 b	705,460
Ser. 2002-T11, Cl. A,
4.77%, 4/25/12	168,931 b	172,981
Ser. 2002-T3, Cl. A, 5.14%,
12/25/11	252,471 b	257,367
Ser. 2001-T6, Cl. A, 5.70%,
5/25/11	7,089 b	7,128
Ser. 2002-T3, Cl. B, 5.76%,
12/25/11	270,000 b	283,379
Government National Mortgage Association I:
Ser. 2008-45, Cl. A, 3.58%,
11/16/27	734,611	748,322
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27	490,087	507,051
Ser. 2006-68, Cl. A, 3.89%,
7/16/26	1,331,280	1,366,658
Ser. 2006-67, Cl. A, 3.95%,
11/16/30	1,534,259	1,591,451
Ser. 2005-76, Cl. A, 3.96%,
5/16/30	881,689	917,492
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	508,186	527,550
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	320,217	326,099
Ser. 2003-47, Cl. C, 4.23%,
10/16/27	801,952	817,337
Ser. 2008-78, Cl. B, 4.52%,
6/16/32	5,500,000	5,882,344
Ser. 2005-79, Cl. B, 4.65%,
8/16/39	480,000	503,220
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32	2,250,000	2,384,607
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	2,360,211	2,484,859
Ser. 2004-60, Cl. C, 5.24%,
3/16/28	4,000,000 c	4,270,538
Ser. 2004-50, Cl. C, 5.32%,
8/16/30	424,324 c	448,012
		36,290,690
U.S. Government Securities--64.3%
U.S. Treasury Notes:
0.50%, 10/15/13	11,000,000	10,947,585
0.50%, 11/15/13	11,750,000 a	11,682,073
0.63%, 7/31/12	3,500,000	3,512,586
0.75%, 8/15/13	11,000,000 a	11,039,534
0.75%, 9/15/13	13,250,000 a	13,288,306
1.00%, 3/31/12	11,000,000	11,097,097
1.00%, 7/15/13	12,250,000	12,382,141
1.13%, 12/15/12	12,000,000	12,155,628
1.13%, 6/15/13	11,000,000	11,152,966
1.38%, 5/15/12	11,000,000	11,161,139
1.38%, 9/15/12	5,000,000	5,083,790
1.38%, 10/15/12	5,000,000	5,086,915

1.38%, 1/15/13	11,000,000	11,203,676
1.38%, 5/15/13	11,000,000	11,218,306
1.50%, 7/15/12	5,000,000	5,091,405
1.75%, 8/15/12	5,000,000	5,113,480
1.88%, 6/15/12	11,000,000	11,252,659
4.00%, 11/15/12	9,500,000	10,164,629
4.50%, 4/30/12	11,000,000	11,643,676
4.63%, 2/29/12	5,500,000	5,793,909
4.75%, 5/31/12	11,000,000	11,720,159
4.88%, 6/30/12	8,500,000	9,103,967
		210,895,626
Total Bonds and Notes
(cost $321,200,167)		322,001,464

Other Investment--1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,729,000)	4,729,000 [d]	4,729,000
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,369,190)	2,369,190 [d]	2,369,190
Total Investments (cost $328,298,357)	100.3%	329,099,654
Liabilities, Less Cash and Receivables	(.3%)	(935,484)
Net Assets	100.0%	328,164,170

GO--General Obligations

a	Security, or portion thereof, on loan. At November 30, 2010, the total market value of the fund's securities on loan is $37,252,654 and the total market value of the collateral held by the fund is $38,229,774, consisting of cash collateral of $2,369,190 and U.S. Government and agency securities valued at $35,860,584.
b	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c	Variable rate security--interest rate subject to periodic change.
d	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $328,298,357. Net unrealized appreciation on investments was $801,297 of which $1,762,107 related to appreciated investment securities and $960,810 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	93.4
Corporate Bonds	4.4
Money Market Investments	2.2
Municipal bonds	.3
100.3

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs		Total
Investment in Securities:
Corporate Bonds+	-	14,638,366		-	14,638,366
Municipal Bonds	-	1,060,430		-	1,060,430
Mutual Funds	7,098,190	-		-	7,098,190
U.S. Government	-	95,407,042		-
Agencies/Mortgage-Backed					95,407,042
U.S. Treasury	-	210,895,626		-	210,895,626

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.8%
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,000,000	5,243,400
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	1,141,662
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,600,861
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000	12,648,890
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/13	1,365,000	1,516,788
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,836,375
Alaska--.1%
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	8.00	12/1/10	1,000,000	1,000,200
Arizona--2.6%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000	2,808,625
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000	1,115,860
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000	1,218,404
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000	5,373,300
Paradise Valley Unified School
District Number 69 of Maricopa
County, GO (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/11	1,905,000	1,974,780

Phoenix,
GO	6.25	7/1/16	1,250,000	1,545,463
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000	6,578,340
Salt Verde Financial Corporation,
Senior Gas Revenue	5.50	12/1/29	3,060,000	3,027,992
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare) (Prerefunded)	5.70	12/1/11	1,000,000 a	1,063,060
Scottsdale Unified School District
Number 48 of Maricopa County,
School Improvement Bonds	6.60	7/1/12	1,250,000	1,364,175
Tucson,
GO	5.00	7/1/12	1,265,000	1,350,957
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000	2,441,069
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	10,000,000	11,354,700
California--15.3%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	1,220,000 b	1,201,968
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000 c	4,243,200
California,
Economic Recovery Bonds	5.00	7/1/15	2,950,000	3,273,644
California,
Economic Recovery Bonds
(Prerefunded)	5.00	7/1/14	2,050,000 a	2,340,854
California,
GO	5.00	11/1/12	345,000	356,454
California,
GO	5.50	6/1/20	270,000	270,807
California,
GO	5.25	11/1/26	10,500,000	10,572,870
California,
GO	5.50	11/1/33	3,900,000	3,924,336
California,
GO (Prerefunded)	5.00	11/1/11	655,000 a	683,604
California,
GO (Various Purpose)	6.00	3/1/33	10,000,000	10,690,600
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000	3,315,300
California,
GO (Various Purpose)	6.00	4/1/38	6,000,000	6,285,720
California,
GO (Various Purpose)
(Prerefunded)	5.00	2/1/14	1,825,000 a	2,058,271
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Golden Gate Tobacco Funding

Corporation)	4.50	6/1/21	2,520,000	2,217,802
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 c	1,138,512
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/20	15,000,000	17,258,100
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000	5,573,900
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	11,985,000	13,138,197
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	8,925,000 d	9,953,874
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	2,500,000	2,613,275
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000	9,707,510
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000	4,482,880
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,500,000	3,923,325
California Infrastructure and
Economic Development Bank,
Clean Water State Revolving
Fund Revenue	5.00	10/1/17	2,500,000	2,673,250
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.00	2/1/30	8,000,000	8,385,920
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.50	10/1/22	3,990,000	4,075,426
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	5,114,400
California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.00	6/1/24	1,500,000	1,472,430

California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; Assured
Guaranty Municipal Corp.)	4.50	7/1/18	3,940,000	4,145,668
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	5,000,000	5,749,800
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/15	1,740,000	1,909,772
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	590,000	590,195
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	10,280,000	8,669,227
Hesperia Public Financing
Authority, Revenue
(Redevelopment and Housing
Projects) (Insured; XLCA)	5.00	9/1/37	2,940,000	2,264,917
Kern High School District,
GO (Insured; National Public
Finance Guarantee Corp.)	6.40	2/1/12	2,750,000	2,828,265
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000	16,432,886
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/30	5,800,000	5,905,850
Los Angeles Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000	2,499,949
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000	2,375,300
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/33	4,000,000 e	925,920
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	5.00	2/7/13	5,000,000	5,390,250
Novato Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/26	6,285,000	6,346,216
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000	1,612,170
Oceanside Unified School District,
GO (Insured; Assured Guaranty

Municipal Corp.)	0.00	8/1/36	11,100,000 e	2,070,261
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	3,000,000	3,169,860
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.75	6/1/34	8,000,000 f	5,095,440
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	390,000	406,403
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/13	3,530,000	3,851,512
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/26	5,000,000	5,331,250
Santa Barbara Financing Authority,
Revenue (Airport Project)	5.00	7/1/39	3,000,000	2,917,590
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/28	1,000,000	979,110
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/13	3,010,000	3,284,000
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/14	2,000,000	2,248,420
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/30	8,000,000	8,229,840
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000	432,066
Colorado--4.9%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000	2,239,560
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000	1,743,584
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,270,875
Colorado Housing and Finance
Authority, SFMR	4.90	11/1/11	1,210,000	1,244,243
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate

Bonds	6.75	4/1/15	45,000	45,802
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.05	10/1/16	55,000	58,387
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.70	10/1/16	20,000	20,870
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.75	10/1/21	125,000	136,306
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	30,000	30,628
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000	4,790,421
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0/5.00	9/1/16	3,565,000 c	3,842,179
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000	5,336,550
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0/5.00	9/1/17	3,500,000 c	3,764,950
Jefferson County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	6.50	12/15/10	1,500,000	1,503,810
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.45	6/15/16	7,690,000 a,c	8,751,681
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.70	6/15/16	7,345,000 a,c	8,444,400
Northwest Parkway Public Highway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	0/5.55	6/15/16	10,960,000 a,c	12,524,102
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	2,965,000	3,220,049
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	4,645,000	5,115,539
Regional Transportation District,
COP	5.00	6/1/19	1,750,000	1,884,103
Regional Transportation District,

COP	5.00	6/1/20	2,700,000	2,859,570
Regional Transportation District,
COP	5.50	6/1/22	2,200,000	2,345,464
University of Colorado Regents,
Enterprise System Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	4.75	6/1/12	2,000,000 a	2,126,000
University of Colorado Regents,
Participation Interest (Sempra
Energy Colorado, Inc., Lease,
Development and Operating
Agreement) (Insured; National
Public Finance Guarantee Corp.)	6.00	12/1/22	5,000,000	5,096,850
Connecticut--.4%
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000	1,796,475
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/14	1,260,000	1,427,139
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	3,150,000	3,185,752
District of Columbia--.5%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	2.39	6/1/16	5,000,000 f	4,924,450
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/14	2,270,000	2,443,156
Florida--6.7%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/15	15,000,000	16,133,700
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,738,089
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000	2,769,825
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/11	5,000,000	5,099,000
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000	10,904,400
Florida Municipal Loan Council,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	520,000	526,781
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)

(Insured; AMBAC)	5.13	10/1/20	3,540,000	3,769,392
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000	3,879,771
Hillsborough County Educational
Facilities Authority, Revenue
(University of Tampa Project)
(Insured; Radian)	5.75	4/1/18	2,280,000	2,301,500
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	5,000,000	5,078,200
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000 c	1,741,080
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/39	14,000,000	14,107,240
Orlando Utilities Commission,
Utility System Revenue	2.19	10/1/16	13,400,000 f	12,799,278
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000	5,112,799
Sarasota County,
Limited Ad Valorem Tax Bonds
(Environmentally Sensitive
Lands and Parkland Program)	5.25	10/1/25	6,895,000	7,373,789
Seminole Tribe,
Special Obligation Revenue	5.75	10/1/22	5,000,000 b	5,010,750
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/20	5,000,000 d	5,398,300
Georgia--3.6%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000	7,056,360
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	4/1/11	17,500,000	17,719,975
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	5,000,000	4,434,200
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000	1,045,440
Fulton County,
Water and Sewerage Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/35	10,000,000	10,064,900
Fulton County Development

Authority, Revenue (Spelman
College)	5.00	6/1/24	2,010,000	2,084,470
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000 g	806,273
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000	5,725,750
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000	2,258,380
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	6,120,000	6,243,318
Hawaii--.5%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	7,000,000	7,508,200
Idaho--.7%
University of Idaho Regents,
General Revenue	5.25	4/1/21	10,515,000	11,479,226
Illinois--5.2%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	5,000,000	5,443,550
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000	1,218,902
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement	7.25	12/1/12	8,500,000	9,605,510
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000	5,097,900
DuPage, Cook and Will Counties
Community College District
Number 502, GO (Prerefunded)	5.25	6/1/13	5,980,000 a	6,644,737
Illinois,
GO	5.00	9/1/19	7,500,000	7,677,075
Illinois,
GO (Fund for Infrastructure,
Roads, School and Transit)	5.25	10/1/15	3,000,000	3,183,510
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000	5,264,600
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/22	2,000,000	2,052,800
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/23	5,000,000	5,094,850
Illinois Finance Authority,
Gas Supply Revenue (The

Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,613,725
Illinois Health Facilities
Authority, Revenue (Loyola
University Health System)	5.75	7/1/11	540,000	551,329
Illinois Housing Development
Authority, MFHR (Lifelink
Developments) (Collateralized;
GNMA)	4.13	10/20/16	795,000	815,646
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	15,000,000	15,561,900
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/50	6,000,000	5,703,180
Regional Transportation Authority,
GO (Insured; National Public
Finance Guarantee Corp.)	7.75	6/1/12	1,890,000	2,074,577
Will County School District Number
161, GO (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/23	4,355,000	4,505,901
Indiana--.5%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,148,740
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/11	750,000	758,887
Indiana Municipal Power Agency,
Power Supply System Revenue
(Insured; AMBAC)	5.13	1/1/20	4,045,000	4,175,653
Indiana University Trustees,
Student Fee Revenue (Indiana
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/11	1,425,000	1,469,773
Iowa--.2%
Muscatine,
Electric Revenue (Insured;
AMBAC)	5.50	1/1/11	3,000,000	3,012,180
Kansas--.3%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	4,700,000	5,201,819
Kentucky--.5%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	3,000,000	3,043,200
Kentucky Turnpike Authority,
EDR (Revitalization's
Projects) (Insured; AMBAC)	5.50	7/1/12	1,250,000	1,344,163
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System

Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/34	4,000,000	4,167,520
Louisiana--2.7%
Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC)	5.25	12/1/21	4,375,000	4,800,425
Louisiana,
Gasoline and Fuels Tax Second
Lien Revenue	1.05	6/1/13	5,000,000 f	5,004,600
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	4,000,000	4,255,240
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.00	6/1/21	5,500,000	5,580,795
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	14,500,000	16,200,415
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000	5,386,150
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000	2,092,660
Maine--.5%
Maine Health and Higher
Educational Facilities
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/31	5,000,000	5,065,400
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	2,450,000	2,476,901
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	715,000	721,364
Maryland--.2%
University System of Maryland,
Auxiliary Facility and Tuition
Revenue (Prerefunded)	5.00	4/1/13	2,405,000 a	2,645,067
Massachusetts--2.5%
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,155,000	2,377,310
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000	3,986,150
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	3,085,000	3,264,825

Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	5,000,000	5,027,350
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	3,500,000	3,511,060
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000	2,405,540
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	5,000,000	5,701,250
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,688,985
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	334,870
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,095,460
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000	6,721,320
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/30	1,500,000	1,547,130
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	275,000	311,784
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000	381,265
Michigan--1.3%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000	7,736,610
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.25	10/1/18	2,000,000	2,070,660
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,155,600
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,178,740
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	4,945,000	4,396,451

Minnesota--1.4%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000	13,375,440
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	3/1/14	1,410,000	1,578,100
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	6,988,212
Mississippi--.2%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	2,040,000	2,078,821
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000	470,044
Missouri--.3%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/12	2,000,000	2,163,200
Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	1,250,000	1,439,763
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	5.05	9/1/24	605,000	609,798
Nebraska--.2%
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	4.70	9/1/21	1,000,000	1,009,760
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	5.25	9/1/22	590,000	595,286
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)	6.50	12/1/16	1,000,000	1,267,980
Omaha Public Power District,
Electric Revenue	7.63	2/1/12	935,000	976,692
Nevada--1.7%
Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	15,000,000	15,346,200
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	10,000,000	11,106,100
New Hampshire--.1%
Nashua,
Capital Improvement Bonds

(Prerefunded)	5.50	7/15/12	560,000 a	604,940
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000	1,088,840
New Jersey--4.7%
Essex County Improvement
Authority, Project
Consolidation Revenue (County
Guaranteed) (Refunding
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/24	12,725,000	14,461,199
Essex County Improvement
Authority, Project
Consolidation Revenue (County
Guaranteed) (Refunding
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/25	5,630,000	6,371,640
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000	1,175,330
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/17	2,500,000	2,984,475
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/18	5,000,000	5,873,300
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/19	5,000,000	5,873,300
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/23	5,000,000	5,799,400
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000	4,628,360
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	3,000,000	2,916,270
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000	2,225,160
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,000,000	1,112,580
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;

FGIC) (Prerefunded)	5.25	7/1/11	100,000 a	103,904
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/30/13	900,000	930,861
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	3,750,000	4,225,463
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	10,000,000 e	3,317,100
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/30	15,000,000 e	4,613,850
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/19	1,000,000	1,076,410
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	8,945,000	8,024,112
New Mexico--1.5%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000	1,130,420
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/18	5,000,000	5,911,950
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/21	15,000,000	17,499,000
New York--6.8%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000	1,040,800
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/11	950,000	979,735
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/12	950,000	1,030,589
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/13	950,000	1,077,366
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/14	950,000	1,116,687
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000	1,150,915
Long Island Power Authority,
Electric System General Revenue	5.25	12/1/12	4,000,000	4,323,040
Metropolitan Transportation
Authority, Commuter Facilities
Revenue	5.50	7/1/11	1,000,000	1,004,200

Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000	3,015,734
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000	5,711,850
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000	1,767,810
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 e	997,600
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000	13,585,920
Monroe County,
Public Improvement GO	6.00	6/1/11	115,000	117,981
New York City,
GO	5.13	12/1/24	10,000,000	10,742,500
New York City,
GO	5.13	12/1/25	10,000,000	10,678,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	3,500,000	3,757,425
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.38	11/15/21	1,050,000	1,126,031
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,000,000 h	3,122,700
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000	1,076,760
New York Local Government
Assistance Corporation, Revenue	6.00	4/1/12	1,370,000	1,419,443
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	200,000	232,408
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.00	10/1/18	1,500,000	1,510,785
New York State Power Authority,
Revenue (Prerefunded)	5.00	11/15/12	2,000,000 a	2,173,520
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000	5,724,000
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,803,000
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,463,400

New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	3,000,000	3,152,280
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	4,766,985
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Contract Revenue (Prerefunded)	5.00	1/1/11	5,000,000 a	5,020,450
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000	5,374,700
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; National
Public Finance Guarantee Corp.)	5.50	6/1/18	2,000,000	2,100,040
North Carolina--3.8%
Charlotte,
GO	5.00	4/1/13	1,000,000	1,099,090
Concord,
COP (Insured; National Public
Finance Guarantee Corp.)	5.50	6/1/11	1,000,000	1,023,220
Durham County,
Public Improvement GO
(Prerefunded)	5.00	4/1/12	2,000,000 a	2,120,940
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000	1,607,685
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,050,000	9,364,565
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000	5,495,400
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000	18,702,720
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; National
Public Finance Guarantee Corp.)	6.00	1/1/25	4,075,000	4,786,862
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.50	1/1/13	4,055,000	4,257,912
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000	5,787,265
Wake County,

LOR	5.00	1/1/24	5,955,000	6,598,497
Ohio--1.1%
Akron,
Sanitary Sewer System Special
Revenue (Insured; AMBAC)	6.00	12/1/14	500,000	502,085
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/15	2,265,000	2,490,073
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	3,900,000	4,274,634
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	5.75	1/1/24	4,000,000	4,237,120
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000	3,420,928
Ohio,
Revitalization Project Revenue
(Insured; AMBAC)	5.00	10/1/11	1,300,000	1,345,149
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	855,000	902,615
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	963,144
Oregon--.2%
Eagle Point School District Number
9, GO (Prerefunded)	5.63	6/15/11	1,500,000 a	1,543,590
Portland,
Convention Center Urban
Renewal and Redevelopment
Bonds (Insured; AMBAC)	5.75	6/15/18	1,150,000	1,173,368
Pennsylvania--1.1%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,834,974
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,629,800
Philadelphia School District,
GO	5.00	9/1/13	5,000,000	5,422,050
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,349,198
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,036,900
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,509,760
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)

(Insured; XLCA)	4.50	11/1/17	795,000	832,230
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	5.00	11/1/22	250,000	256,690
South Carolina--2.9%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/10	10,000,000	10,001,300
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,517,260
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	700,000	718,424
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.88	12/1/12	3,000,000 a	3,341,340
Horry County School District,
GO (Insured; South Carolina
State Department of Education)
(Prerefunded)	5.38	3/1/12	5,030,000 a	5,336,981
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000	1,046,930
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/18	15,080,000	16,747,999
South Carolina Jobs and Economic
Development Authority,
Hospital Facilities Revenue
(Georgetown Memorial Hospital)
(Insured; Radian)	5.25	2/1/21	1,250,000	1,249,988
Spartanburg Sanitary Sewer
District, Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.13	3/1/26	950,000	957,743
Spartanburg Sanitary Sewer
District, Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.25	3/1/27	3,130,000	3,169,282
Tennessee--.9%
Metropolitan Government of
Nashville and Davidson County,
GO	5.00	7/1/22	7,000,000	7,989,450
Rutherford County,
GO	5.00	4/1/23	5,805,000	6,737,399
Texas--10.6%
Austin,

Public Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	9/1/12	3,000,000 a	3,232,800
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	1,000,000	1,002,390
Dallas,
GO	5.00	2/15/27	2,500,000	2,672,025
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,100,060
Harris County,
Toll Road Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/30	11,735,000	12,082,473
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/25	4,000,000	4,186,760
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000	15,612,736
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	5,000,000	5,610,900
Houston,
Airport System Senior Lien
Revenue	5.50	7/1/39	6,000,000	6,279,660
Houston,
Combined Utility System First
Lien Revenue (Insured; AMBAC)	5.00	5/15/11	11,000,000	11,195,800
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,869,900
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000 e	1,349,639
Klein Independent School District,
Unlimited Tax Schoolhouse
Bonds (Permanent School Fund
Guarantee Program)
(Prerefunded)	5.00	8/1/12	1,575,000 a	1,690,889
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.25	11/1/40	15,500,000	14,429,880
Lower Colorado River Authority,
Junior Lien Revenue (Seventh
Supplemental Series) (Insured;
Assured Guaranty Municipal

Corp.)	5.00	1/1/15	1,135,000	1,300,846
Lower Colorado River Authority,
Revenue	5.00	5/15/16	14,000,000	15,944,600
Plano Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)
(Prerefunded)	5.00	2/15/12	3,000,000 a	3,160,530
Royse City Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/14	3,260,000 e	3,077,799
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000	5,872,100
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/25	10,000,000	10,587,300
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.38	8/15/19	90,000	92,802
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.38	8/15/11	1,560,000 a	1,616,425
Southwest Higher Educational
Authority Inc., Higher
Educational Revenue (Southern
Methodist University Project)
(Insured; AMBAC) (Prerefunded)	5.50	10/1/12	1,000,000 a	1,089,620
Texas A&M University System Board
of Regents, Financing System
Revenue	5.38	5/15/15	810,000	826,548
Texas Department of Housing and
Community Affairs, SFMR
(Collateralized: FNMA and GNMA
and Insured; National Public
Finance Guarantee Corp.)	5.45	9/1/23	975,000	985,140
Texas Public Finance Authority,
GO	5.00	10/1/25	7,500,000	8,346,450
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/17	7,500,000	8,515,200
Texas Tech University System Board
of Regents, Finance System and
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	2,000,000	2,106,220
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000	16,860,600
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	4,500,000	4,887,270
Vermont--.3%

Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/11	2,000,000	2,060,460
Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/12	2,500,000	2,692,175
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	4.85	5/1/11	495,000	497,025
Virginia--.5%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	2,500,000	2,556,025
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	4,070,000	4,786,157
Washington--1.5%
Energy Northwest,
Electric Revenue (Project
Number 1) (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/1/13	1,000,000	1,074,330
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000	5,796,056
Seattle,
Municipal Light and Power
Revenue	5.50	12/1/10	1,000,000	1,000,150
Tumwater Office Properties,
LR (Washington State Office
Building)	5.00	7/1/28	16,230,000	16,524,899
West Virginia--.5%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	3,630,000	3,733,963
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	1,000,000	1,061,900
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	2,600,000	2,760,940
Wisconsin--1.9%
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/36	9,500,000	10,395,090
Wisconsin,
GO	5.00	5/1/20	5,800,000	6,571,284
Wisconsin,
Transportation Revenue
(Insured; National Public

Finance Guarantee Corp.)	5.00	7/1/18	11,825,000	13,313,886
U.S. Related--5.3%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/12	2,000,000	2,072,020
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/11	950,000	978,728
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/13	1,380,000	1,512,232
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/17	5,000,000	5,573,250
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000	5,638,750
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/19	2,000,000	2,240,400
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	5,000,000	5,305,200
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/15	2,000,000	2,244,240
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000	4,268,320
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	10,539,800
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	4,286,600
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	580,000	606,558
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	420,000	436,250
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000	1,080,160
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	5,000	5,931
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	995,000	1,080,849
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	5,000	6,048
Puerto Rico Public Buildings

Authority, Government Facility
Revenue	5.50	7/1/16	1,995,000	2,159,488
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	1,940,000	2,116,152
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	5,000	6,171
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000 c	8,948,170
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000 c	1,590,500
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	17,500,000	18,490,675
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,785,175
Total Long-Term Municipal Investments
(cost $1,523,055,239)				1,576,591,595
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.8%	Rate (%)	Date	Amount ($)	Value ($)
California--.0%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Jewish Community
Center of Orange County
Project) (LOC; Bank of America)	0.35	12/7/10	200,000 i	200,000
Colorado--.7%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.32	12/1/10	900,000 i	900,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.32	12/1/10	1,300,000 i	1,300,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.28	12/1/10	3,490,000 i	3,490,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.28	12/1/10	1,000,000 i	1,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.29	12/1/10	2,600,000 i	2,600,000

Pitkin County,
IDR, Refunding (Aspen Skiing
Company Project) (LOC;
JPMorgan Chase Bank)	0.28	12/1/10	1,200,000 i	1,200,000
Florida--.3%
Lee Memorial Health System,
HR (LOC; Bank of America)	0.30	12/1/10	4,100,000 i	4,100,000
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.28	12/1/10	1,000,000 i	1,000,000
Illinois--.0%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.30	12/1/10	700,000 i	700,000
Iowa--.1%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
U.S. Bank NA)	0.30	12/1/10	2,300,000 i	2,300,000
Massachusetts--.4%
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.30	12/1/10	6,135,000 i	6,135,000
Montana--.1%
Forsyth,
PCR, Refunding (PacifiCorp
Project) (LOC; Rabobank
Nederland)	0.30	12/1/10	1,700,000 i	1,700,000
Tennessee--.0%
Chattanooga Industrial Development
Board, Revenue (Hunter Museum
of American Art Project) (LOC;
Bank of America)	0.61	12/7/10	200,000 i	200,000
Texas--1.0%
Texas,
TRAN	2.00	8/31/11	15,000,000	15,187,950
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.28	12/1/10	500,000 i	500,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Northeastern Vermont
Regional Hospital Project)
(LOC; TD Bank)	0.28	12/1/10	500,000 i	500,000
West Virginia--.1%
West Virginia Hospital Finance
Authority, HR, Refunding (West
Virginia United Health System
Obligated Group) (LOC;

JPMorgan Chase Bank)	0.28	12/1/10	1,400,000 i	1,400,000
Total Short-Term Municipal Investments
(cost $44,407,169)				44,412,950
Total Investments (cost $1,567,462,408)			101.4%	1,621,004,545
Liabilities, Less Cash and Receivables			(1.4%)	(21,877,554)
Net Assets			100.0%	1,599,126,991

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities had a market value of $6,212,718 or 0.4% of net assets.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Purchased on a delayed delivery basis.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate security--interest rate subject to periodic change.
g Non-income producing--security in default.
h Subject to interest rate change on November 1, 2011.
i Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,567,462,408. Net unrealized appreciation on investments was $53,542,137 of which $65,752,659 related to appreciated investment securities and $12,210,522 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,621,004,545	-	1,621,004,545

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--92.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.4%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,370,000	1,362,479
Jefferson County,
Sewer Revenue Warrants
(Insured; Assured Guaranty
Municipal Corp.)	5.25	2/1/13	3,000,000	2,879,370
Alaska--.7%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	2,370,000	2,626,884
Anchorage,
Senior Lien Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/11	1,000,000	1,042,190
Fairbanks North Star Borough,
GO	5.00	11/1/14	2,210,000	2,538,450
North Slope Borough,
GO	5.00	6/30/12	1,000,000	1,066,370
Arizona--3.5%
Arizona Health Facilities
Authority, Health Facility
Revenue (Catholic Healthcare
West)	5.00	7/2/12	4,000,000	4,172,280
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)	5.50	9/1/13	3,300,000	3,620,331
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/12	1,275,000	1,358,257
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/13	9,950,000	10,782,914
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/14	2,165,000	2,450,867
Chandler Industrial Development
Authority, IDR (Intel
Corporation Project)	4.38	12/1/10	5,200,000	5,200,520
Scottsdale,
GO (Projects of 2000 and 2004)	5.00	7/1/13	3,000,000	3,323,070
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	5,000,000	5,677,350
California--6.0%
California,

Economic Recovery Bonds	5.00	1/1/11	1,775,000	1,781,780
California,
Economic Recovery Bonds	2.50	7/1/12	2,000,000	2,051,080
California,
GO (Various Purpose)	5.00	9/1/12	3,220,000	3,426,885
California Department of Water
Resources, Power Supply Revenue	5.50	5/1/11	2,000,000	2,042,680
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/13	5,000,000	5,454,100
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	1,500,000	1,573,980
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	3,000,000	3,147,960
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	3.90	12/1/11	2,000,000	2,066,520
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	2.25	4/2/12	2,500,000	2,548,800
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	1,155,000	1,214,979
California Statewide Communities
Development Authority, PCR
(Southern California Edison
Company) (Insured; XLCA)	4.10	4/1/13	1,000,000	1,059,210
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/13	5,000,000	5,382,200
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	13,000,000	13,998,270
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/11	1,005,000	1,013,231
Los Angeles County Capital Asset
Leasing Corporation, LR
(LAC-CAL Equipment Program)	5.00	6/1/11	4,415,000	4,502,108
Los Angeles County Capital Asset
Leasing Corporation, LR
(LAC-CAL Equipment Program)	5.00	12/1/11	3,105,000	3,224,822
Mount San Antonio Community
College District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/15	2,000,000	2,119,580

Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	4.00	2/8/11	2,500,000	2,516,475
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000 a	1,155,840
San Bernardino County
Transportation Authority,
Sales Tax Revenue Notes	5.00	5/1/12	1,500,000	1,584,105
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	4.00	1/1/13	1,000,000	1,054,000
Colorado--1.7%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000	610,752
Colorado Department of
Transportation, Transportation
RAN (Insured; National Public
Finance Guarantee Corp.)	5.50	6/15/11	6,300,000	6,477,156
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	11/12/13	5,000,000	5,493,050
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/15/15	5,000,000	5,184,350
Connecticut--2.5%
Connecticut,
GO (Economic Recovery)	5.00	1/1/13	10,000,000	10,861,700
Connecticut,
GO (Economic Recovery)	5.00	1/1/14	10,010,000	11,173,462
Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	11/15/11	2,000,000	2,097,960
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Credit Group)	3.50	2/1/12	1,395,000	1,433,837
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,190,000	1,261,210
Delaware--.5%
Delaware,
GO	5.00	10/1/13	3,275,000	3,660,893
University of Delaware,
Revenue	2.00	6/1/11	1,675,000	1,683,978
Florida--6.0%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/13	10,000,000	10,530,700
Clearwater,
Water and Sewer Revenue	5.00	12/1/10	1,000,000	1,000,120

Clearwater,
Water and Sewer Revenue	5.00	12/1/11	1,000,000	1,040,880
Escambia County,
SWDR (Gulf Power Company
Project)	2.00	4/3/12	2,500,000	2,514,175
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,100,000	1,166,726
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/13	6,100,000	6,628,138
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,250,000	3,459,527
Florida Department of Management
Services, Florida Facilities
Pool Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	9/1/13	1,825,000	2,002,664
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/13	4,060,000	4,323,616
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000	10,904,400
Florida State Board of Education,
Lottery Revenue (Insured;
AMBAC)	5.25	7/1/14	5,000,000	5,612,300
Florida State Board of Education,
Public Education Capital
Outlay Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/13	3,000,000	3,314,220
Miami-Dade County,
Double-Barreled Aviation GO	5.00	7/1/14	1,000,000	1,115,650
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (Insured; AMBAC)	5.50	8/15/11	2,450,000	2,540,233
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	5/1/11	1,885,000 a	1,939,967
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/12	2,000,000	2,116,920
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.25	8/1/11	1,000,000	1,028,090
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/11	2,200,000	2,260,544

Georgia--3.9%
Atlanta,
Airport General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.88	1/1/17	1,000,000	1,013,420
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	6.50	4/1/11	2,000,000	2,036,200
Forsyth County,
GO	5.00	3/1/12	2,000,000	2,113,860
Georgia,
GO	5.00	5/1/12	1,270,000	1,350,708
Georgia,
GO	4.50	12/1/12	3,125,000	3,369,344
Georgia,
GO	4.00	7/1/13	5,000,000	5,413,400
Georgia,
GO (Prerefunded)	5.00	8/1/12	5,000,000 a	5,369,900
Gwinnett County School District,
GO	5.00	2/1/11	1,000,000	1,008,010
Gwinnett County School District,
GO	5.00	2/1/13	3,000,000	3,278,460
Henry County,
GO	5.00	7/1/11	2,500,000	2,568,825
Main Street Natural Gas, Inc.,
Gas Project Revenue	5.00	3/15/11	5,000,000	5,048,950
Main Street Natural Gas, Inc.,
Gas Project Revenue	5.00	3/15/12	5,790,000	6,043,660
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	1/1/13	2,000,000 a	2,178,440
Hawaii--1.6%
Hawaii,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	7/1/12	10,850,000 a	11,653,225
Hawaii,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/11	1,000,000	1,034,590
Hawaii,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/12	1,000,000	1,079,450
Honolulu City and County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/14	3,000,000	3,407,430
Idaho--.2%
University of Idaho Regents,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	4.38	4/1/11	2,500,000	2,528,625
Illinois--3.6%
Chicago,

GO (Project and Refunding
Series) (Insured; National
Public Finance Guarantee Corp.)	5.25	1/1/12	2,035,000	2,140,128
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,000,000 a	1,047,370
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,750,000 a	1,832,897
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000	2,226,920
Chicago O'Hare International
Airport, Second Lien Passenger
Facility Charge Revenue
(Insured; AMBAC)	5.50	1/1/14	1,000,000	1,013,320
Chicago Transit Authority,
Capital Grant Receipts Revenue
(Federal Transit
Administration Section 5307
Formula Funds) (Insured; AMBAC)	5.00	6/1/14	3,815,000	4,153,162
Cook County,
GO Capital Equipment Bonds	5.00	11/15/12	1,000,000	1,073,250
Illinois,
GO	5.00	1/1/12	1,000,000	1,033,590
Illinois,
GO	5.00	1/1/14	13,500,000	14,529,510
Illinois,
GO (Fund for Infrastructure,
Roads, Schools and Transit)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/11	2,000,000	2,064,600
Illinois,
Sales Tax Revenue (Fund for
Infrastructure, Roads, Schools
and Transit) (Prerefunded)	5.50	6/15/11	1,100,000 a	1,131,042
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.00	8/15/11	1,000,000	1,025,660
Illinois Finance Authority,
SWDR (Waste Management, Inc.
Project)	1.45	10/3/11	1,500,000	1,494,660
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; National Public
Finance Guarantee Corp.)	5.75	12/15/14	3,360,000	3,389,534
Indiana--1.0%
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated
Group)	5.00	2/15/11	1,000,000	1,006,590
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC) (Prerefunded)	5.25	6/1/14	1,000,000 a	1,140,550

Purdue University Trustees,
Purdue University Student
Facilities System Revenue	5.25	7/1/12	2,000,000	2,146,740
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000	6,048,000
Iowa--.5%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell
College Project)	2.10	12/1/11	2,500,000	2,539,875
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell
College Project)	4.00	12/1/13	1,000,000	1,091,510
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell
College Project)	4.00	12/1/14	1,250,000	1,383,850
Kentucky--1.3%
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/12	665,000	673,858
Kentucky Property and Buildings
Commission, Revenue (Project
Number 69) (Insured; Assured
Guaranty Municipal Corp.)	5.25	8/1/14	1,450,000	1,491,963
Kentucky Property and Buildings
Commission, Revenue (Project
Number 72) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.38	10/1/11	1,550,000 a	1,615,704
Kentucky Property and Buildings
Commission, Revenue (Project
Number 82) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/13	8,480,000	9,449,773
Louisiana--.2%
Louisiana Offshore Terminal
Authority, Deepwater Port
Revenue (LOOP LLC Project)	1.88	10/1/13	2,000,000	1,996,960
Maryland--1.3%
Maryland,
GO (State and Local Facilities
Loan - Capital Improvement
Bonds)	5.00	8/1/12	1,195,000	1,283,609
Maryland,
GO (State and Local Facilities
Loan - Capital Improvement
Bonds)	5.00	7/15/13	5,000,000	5,550,050
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	3/1/13	4,950,000	5,420,052
Maryland Health and Higher
Educational Facilities

Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	11/15/11	1,000,000	1,042,450
Massachusetts--3.6%
Massachusetts,
Consolidated Loan	5.25	8/1/13	1,500,000	1,672,545
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.50	11/1/12	2,000,000	2,183,840
Massachusetts,
Consolidated Loan (Insured;
FGIC) (Prerefunded)	5.25	11/1/12	2,000,000 a	2,170,700
Massachusetts,
Consolidated Loan (Insured;
XLCA) (Prerefunded)	5.25	11/1/12	15,000,000 a	16,280,250
Massachusetts,
Federal Highway, GAN (Insured;
Assured Guaranty Municipal
Corp.)	5.75	6/15/12	2,000,000	2,008,520
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	3.00	10/1/12	1,375,000	1,410,049
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	3.00	10/1/13	1,140,000	1,174,132
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	4.00	12/1/11	1,725,000	1,776,888
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,000,000	1,029,440
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.10	4/19/12	1,000,000	1,034,780
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/13	1,350,000	1,476,603
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/14	1,600,000	1,789,424
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	6.13	10/1/14	1,000,000	1,136,880
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.00	8/1/12	3,000,000 a	3,213,090
Michigan--.4%
Michigan,

State Trunk Line Fund Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	11/1/11	4,145,000 a	4,336,748
Minnesota--3.4%
Minnesota,
GO (Prerefunded)	5.25	11/1/12	13,175,000 a	14,344,545
Minnesota,
GO (State Trunk Highway Bonds)	5.00	8/1/12	1,720,000	1,843,358
Minnesota,
GO (State Trunk Highway Bonds)	4.00	8/1/13	1,310,000	1,420,381
Minnesota,
GO (Various Purpose)	4.00	8/1/13	11,500,000	12,468,990
Northern Municipal Power Agency,
Electric System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/12	2,000,000	2,086,400
Osseo Independent School District
Number 279, GO School Building
Bonds (Minnesota School
District Credit Enhancement
Program)	3.00	2/1/12	3,325,000	3,420,926
Mississippi--.3%
Mississippi,
GO	4.00	11/1/11	1,000,000	1,032,980
Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	4.40	3/1/11	2,000,000	2,009,040
Missouri--.3%
Rockwood R-6 School District,
GO	5.00	2/1/12	1,035,000	1,089,959
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,800,000	1,932,336
Montana--.3%
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	5/15/24	3,000,000	3,069,360
Nebraska--.7%
Nebraska Public Power District,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/13	1,300,000	1,407,224
University of Nebraska Facilities
Corporation, Deferred
Maintenance Bonds (Insured;
AMBAC)	5.00	7/15/13	5,125,000	5,670,249
Nevada--2.3%
Clark County,
Airport System Junior
Subordinate Lien Revenue	5.00	7/1/12	10,000,000	10,532,700
Clark County,

Limited Tax GO Public Safety
Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/14	1,000,000	1,102,290
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/14	2,500,000	2,755,150
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/11	1,525,000	1,562,271
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.50	6/15/13	5,625,000	6,202,744
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	2/1/13	1,000,000	1,078,880
Las Vegas Valley Water District,
GO (Additionally Secured by
Southern Nevada Water
Authority Pledged Revenues)	5.00	6/1/14	450,000	500,305
Truckee Meadows Water Authority,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.50	7/1/11	1,000,000 a	1,030,520
New Hampshire--1.0%
Manchester,
School Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.50	6/1/13	4,465,000 a	4,948,917
New Hampshire Health and Education
Facilities Authority, Revenue
(Center for Life Management
Issue) (LOC; Ocean National
Bank)	4.05	7/1/11	2,425,000	2,450,729
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue)	3.50	8/1/12	2,535,000	2,613,357
Portsmouth,
GO	5.00	9/15/13	1,000,000	1,084,340
New Jersey--2.8%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/12	2,000,000	2,111,680
New Jersey,
GO	5.25	7/1/12	2,000,000	2,137,020
New Jersey,
GO	5.00	8/1/13	7,880,000	8,681,790
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/14	2,935,000	3,075,880
New Jersey Economic Development
Authority, Cigarette Tax

Revenue (Insured; FGIC)	5.00	6/15/13	5,000,000	5,155,000
New Jersey Economic Development
Authority, Exempt Facilities
Revenue (Waste Management of
New Jersey, Inc. Project)	2.20	11/1/13	2,000,000	1,975,960
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	3/1/12	2,000,000	2,112,700
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	9/1/12	2,750,000	2,962,685
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/11	1,000,000	1,025,890
New Mexico--1.3%
Albuquerque Bernalillo County
Water Utility Authority, Joint
Water and Sewer System Revenue	5.00	7/1/12	3,700,000	3,956,299
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/13	4,940,000	5,458,601
New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue
(Insured; AMBAC)	5.00	6/15/11	2,750,000	2,819,107
New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue
(Insured; AMBAC)	5.00	6/15/13	1,000,000	1,103,910
New York--11.9%
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/11	3,090,000	3,196,018
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	11,125,000	12,163,852
New York City,
GO	5.00	10/1/11	4,250,000	4,411,543
New York City,
GO	5.00	8/15/13	5,000,000	5,519,250
New York City,
GO	5.00	8/1/14	4,000,000	4,509,400
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,345,000 b	3,481,811
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	11/1/14	3,910,000	4,246,612

New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	4.00	11/1/11	5,000,000	5,164,450
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	2.75	7/1/12	3,500,000	3,589,705
New York State,
GO	3.00	2/1/14	10,000,000	10,612,700
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Albany Medical Center
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.00	2/15/11	1,075,000	1,085,180
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue) (Insured;
XLCA)	5.25	7/1/13	1,000,000	1,095,960
New York State Dormitory
Authority, Revenue (New York
State Association for Retarded
Children, Inc.) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/12	1,100,000	1,149,214
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program) (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/17	2,500,000	2,666,325
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Project)	5.38	6/15/16	5,000,000	5,331,400
New York State Municipal Bond Bank
Agency, Special School Purpose
Revenue (Prior Year Claims)	5.50	6/1/13	5,000,000	5,507,650
New York State Thruway Authority,
General Revenue, BAN	4.00	7/15/11	4,000,000	4,090,240
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.50	4/1/15	2,675,000	2,829,267
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC) (Prerefunded)	5.00	4/1/14	1,475,000 a	1,660,570
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/11	1,000,000	1,003,690
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/12	10,000,000	10,433,200
New York State Urban Development
Corporation, Service Contract

Revenue	5.00	1/1/14	5,000,000	5,505,050
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/12	1,055,000	1,117,066
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/16	5,000,000	5,098,050
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	1/1/12	1,000,000 a	1,049,180
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.13	1/1/12	2,055,000 a	2,159,538
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/12	12,325,000	13,094,327
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	4.05	9/1/11	3,500,000	3,569,195
Westchester County
GO	3.00	6/1/13	1,350,000	1,426,964
North Carolina--2.6%
Brunswick County,
GO	5.00	5/1/13	2,445,000	2,692,556
Forsyth County,
GO	3.00	7/1/13	1,495,000	1,580,394
Mecklenburg County,
Public Improvement GO	5.00	3/1/12	5,000,000	5,282,700
North Carolina,
GO	5.00	6/1/13	10,000,000	11,052,300
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/11	1,000,000	1,003,950
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.50	1/1/12	3,900,000	4,081,233
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/13	2,000,000	2,149,640
Ohio--1.3%
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/11	3,000,000	3,022,170
Cincinnati,
Water System Revenue
(Prerefunded)	5.00	6/1/11	1,010,000 a	1,034,078
Lorain County,

Hospital Facilities
Improvement Revenue (Catholic
Healthcare Partners)	5.63	10/1/12	2,500,000	2,618,525
Ohio,
GO Highway Captial
Improvements Bonds (Full Faith
and Credit/Highway User
Receipts)	5.25	5/1/12	525,000	559,986
Ohio,
Mental Health Capital
Facilities Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/1/13	2,230,000	2,439,642
Ohio Water Development Authority,
Fresh Water Revenue	5.00	12/1/12	1,905,000	2,069,059
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement
Series)	5.00	6/1/13	2,060,000	2,272,221
Oklahoma--.6%
Oklahoma Building Bonds
Commission, GO (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	7/15/13	5,460,000 a	6,123,008
Oregon--.1%
Oregon Department of
Administrative Services,
Oregon Appropriation Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/11	1,140,000	1,179,911
Pennsylvania--6.2%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport)	5.00	1/1/13	1,400,000	1,461,516
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/13	1,000,000	1,088,530
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	5/15/14	2,875,000	3,190,157
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/13	3,035,000	3,331,155
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)	4.00	12/1/12	8,490,000	8,862,626
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.50	7/1/12	1,500,000	1,581,285
Montgomery County,
GO	5.00	9/15/11	2,155,000	2,234,843
Pennsylvania,
GO	5.00	7/15/11	5,000,000	5,146,500

Pennsylvania,
GO	5.50	2/1/13	1,100,000	1,212,244
Pennsylvania,
GO	5.00	2/15/13	10,750,000	11,747,385
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/13	1,950,000	2,121,854
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	4.00	2/1/14	5,000,000 a	5,469,200
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The University of
Pennsylvania Health System)
(Insured; AMBAC)	5.00	8/15/12	6,325,000	6,734,417
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/12	1,500,000	1,598,145
Philadelphia School District,
GO	5.00	9/1/11	2,250,000	2,314,058
Philadelphia School District,
GO	5.00	9/1/12	5,000,000	5,300,600
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/13	1,500,000	1,672,860
South Carolina--.8%
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.00	12/1/10	6,000,000	6,000,780
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/15	2,000,000	2,214,360
Tennessee--.4%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/14	4,000,000	4,572,240
Texas--7.0%
Austin,
Water and Wastewater System
Revenue	4.00	11/15/13	1,500,000	1,625,490
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue	4.00	11/1/11	1,775,000	1,828,001
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue	4.00	11/1/12	2,220,000	2,338,504
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/13	1,550,000	1,691,298

Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue
(Insured; AMBAC) (Prerefunded)	5.38	12/1/11	2,135,000 a	2,239,658
Frisco Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	6.25	8/1/12	1,905,000 a	2,088,661
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (BP
Products North America, Inc.
Project)	2.30	9/3/13	4,000,000	4,004,280
Harris County,
GO and Revenue (Prerefunded)	5.00	8/15/12	15,000,000 a	16,135,950
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/12	1,000,000	1,079,070
Harris County,
Unlimited Tax Toll Road and
Subordinate Lien Revenue	5.00	8/15/12	2,100,000	2,255,967
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	5.25	12/1/12	1,800,000	1,936,206
Lower Colorado River Authority,
Revenue	5.00	5/15/16	5,000,000	5,694,500
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	1,075,000	1,079,289
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/13	2,050,000	2,191,758
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	1.50	8/1/12	10,000,000	10,093,700
Pflugerville Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	4.00	8/15/12	1,940,000	2,052,753
Plano,
GO	5.25	9/1/14	1,225,000	1,411,911
Texas,
Water Financial Assistance GO
Bonds (Water Infrastructure
Fund)	4.00	8/1/11	500,000	512,335
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/13	1,375,000	1,514,453
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000	764,417
University of Texas System Board
of Regents, Financing System
Revenue	5.25	8/15/12	4,485,000	4,839,270
University of Texas System Board

of Regents, Financing System
Revenue	5.00	8/15/13	6,485,000	7,202,695
Utah--1.1%
Salt Lake County,
Sales Tax Revenue	5.00	8/1/12	1,000,000	1,073,720
Timpanogos Special Service
District, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/14	1,775,000	1,987,326
Utah,
GO	4.00	7/1/13	8,000,000	8,659,280
Virginia--2.8%
Hampton,
Public Improvement GO	4.25	1/15/13	4,015,000	4,313,234
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company
Project)	5.00	12/1/11	1,500,000	1,553,370
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.00	1/15/13	1,000,000	1,090,070
Richmond,
GO Public Improvement
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/16	6,040,000	6,663,751
Virginia Beach,
GO Public Improvement	5.00	7/15/11	1,000,000	1,029,320
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/13	2,000,000	2,183,500
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/14	2,610,000	2,931,369
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/12	1,200,000 a	1,261,452
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/12	1,555,000	1,674,424
Virginia Commonwealth
Transportation Board,
Transportation Revenue (U.S.
Route 58 Corridor Development
Program)	5.25	5/15/12	5,000,000	5,342,450
Virginia Resources Authority,
Infrastructure Revenue
(Virginia Pooled Financing
Program)	5.00	5/1/12	1,430,000	1,520,305

Washington--2.9%
Chelan County Public Utility
District Number 1, Chelan
Hydro Consolidated System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	4,000,000	4,220,840
Energy Northwest,
Electric Revenue (Columbia
Generating Station) (Insured;
Assured Guaranty Municipal
Corp.)	5.38	7/1/15	1,530,000	1,585,600
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; AMBAC)	6.00	7/1/16	5,000,000	5,404,350
King County,
Limited Tax GO (Baseball
Stadium)	5.50	12/1/12	310,000	339,940
King County,
Limited Tax GO (Baseball
Stadium)	5.50	12/1/12	4,795,000	5,259,635
King County,
Limited Tax GO (Payable From
Sewer Revenues)	5.00	1/1/14	1,000,000	1,120,120
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	4/1/12	1,145,000	1,212,486
Skagit County Burlington-Edison
School District Number 100,
Unlimited Tax GO (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.63	6/1/11	2,380,000 a	2,444,212
Snohomish County,
Unlimited Tax GO (Edmonds
School District Number 15)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/12	1,500,000	1,626,735
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	7/1/12	3,000,000	3,207,810
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/14	3,810,000	4,261,485
Wisconsin--1.1%
Wisconsin,
GO	5.00	5/1/13	6,130,000	6,742,877
Wisconsin,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/12	1,000,000	1,062,080
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/13	3,500,000	3,846,570
U.S. Related--2.7%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/13	2,140,000	2,275,890
Puerto Rico Commonwealth,

Public Improvement GO	5.50	7/1/13	1,335,000	1,436,407
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	5,000,000	5,379,800
Puerto Rico Electric Power
Authority, Power Revenue	2.00	7/1/11	700,000	703,983
Puerto Rico Government Development
Bank, GO (Insured; National
Public Finance Guarantee Corp.)	4.75	12/1/15	5,000,000	5,168,000
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	1,800,000	1,928,970
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	1,030,000	1,044,090
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/14	2,250,000	2,379,375
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	5.25	7/1/12	1,000,000 a	1,070,900
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/11	2,000,000	2,047,920
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000	2,444,918
University of Puerto Rico,
University System Revenue	5.00	6/1/14	2,930,000	3,132,024
Total Long-Term Municipal Investments
(cost $970,148,366)				980,913,480
Short-Term Municipal	Coupon	Maturity	Principal
Investments--5.7%	Rate (%)	Date	Amount ($)	Value ($)
California--1.0%
California,
RAN	3.00	5/25/11	10,000,000	10,087,300
Colorado--.5%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.32	12/1/10	1,000,000 c	1,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (YMCA of the Rockies
Project) (LOC; Bank of America)	0.32	12/1/10	2,900,000 c	2,900,000
Colorado Health Facilities
Authority, Revenue (The
Visiting Nurse Corporation of
Colorado, Inc.) (LOC; Wells
Fargo Bank)	0.36	12/1/10	570,000 c	570,000
Denver City and County,
MFHR (Ogden Residences
Project) (LOC; Credit Lyonnais)	0.35	12/1/10	935,000 c	935,000

Florida--.8%
Lakeland,
Energy System Revenue,
Refunding	1.05	12/7/10	8,500,000 c	8,515,895
Kentucky--.0%
Christian County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank)	0.27	12/1/10	300,000 c	300,000
Massachusetts--.4%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.35	12/1/10	500,000 c	500,000
Massachusetts,
GO Notes, Refunding	0.83	12/7/10	3,700,000 c	3,704,107
North Carolina--.5%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Duke
University Health System)	0.60	12/1/11	5,000,000	5,000,000
Ohio--.0%
Warren,
GO Notes (Insured; AMBAC)	4.00	12/1/10	500,000	500,045
Pennsylvania--1.0%
Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.34	12/1/10	840,000 c	840,000
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.92	12/7/10	10,000,000 c	10,005,000
Tennessee--.4%
Metropolitan Nashville Airport
Authority, Airport Improvement
Revenue, Refunding	3.00	7/1/11	4,000,000	4,052,400
Texas--.9%
Texas,
TRAN	2.00	8/31/11	10,000,000	10,125,300
Vermont--.2%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.28	12/1/10	1,600,000 c	1,600,000
Total Short-Term Municipal Investments
(cost $60,595,162)				60,635,047
Total Investments (cost $1,030,743,528)			98.5%	1,041,548,527
Cash and Receivables (Net)			1.5%	15,697,377
Net Assets			100.0%	1,057,245,904

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Subject to interest rate change on November 1, 2011.
c Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,030,743,528. Net unrealized appreciation on investments was $10,804,999 of which $12,112,881 related to appreciated investment securities and $1,307,882 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment on Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,041,548,527	-	1,041,548,527

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.2%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000	2,418,775
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000	3,483,760
Arizona--.3%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000	1,242,372
California--7.8%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000 a	1,456,500
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000 b	1,697,280
California,
GO	5.50	6/1/20	110,000	110,329
California,
GO	5.50	11/1/33	6,300,000	6,339,312
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000	1,105,100
California,
GO (Various Purpose)	6.00	4/1/38	5,000,000	5,238,100
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 b	1,138,512
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000	5,573,900
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	2,000,000	1,838,980
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/27	6,000,000	5,886,300
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/29	2,000,000	1,953,460
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;

AMBAC)	5.00	6/1/21	2,000,000	2,001,900
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	3,865,000	3,259,393
Colorado--1.2%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.70	6/15/16	5,000,000 b,c	5,748,400
Florida--1.6%
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/39	5,000,000	5,038,300
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	3,000,000 a	2,915,190
Georgia--.5%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	4/1/11	2,500,000	2,531,425
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	334,869
Michigan--1.4%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000	2,253,340
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,170,000	4,596,492
New Jersey--1.6%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/21	2,000,000	2,349,320
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/23	2,000,000	2,319,760
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	3,425,000	3,072,396
North Carolina--.6%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,602,465
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,530,390

Ohio--1.1%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,496,850
Pennsylvania--67.4%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,061,560
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,557,450
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.38	3/1/11	2,500,000	2,530,225
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	3/1/14	2,500,000	2,548,375
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	3/1/16	1,360,000	1,386,030
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000	2,713,958
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	6,860,000	7,045,494
Allentown School District,
GO	5.00	2/15/22	5,875,000	6,290,715
Beaver County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.50	11/1/29	6,500,000	5,843,760
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000	2,187,980
Central Bucks School District,
GO	5.00	5/15/23	5,000,000	5,471,350
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000 c	6,293,800
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.00	2/1/16	1,630,000 c	2,080,353
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)

(Prerefunded)	7.50	2/1/16	3,100,000 c	4,011,927
Central York School District,
GO (Insured; FGIC)
(Prerefunded)	5.50	6/1/12	80,000 c	85,966
Chester County,
GO	5.00	8/15/18	4,545,000	5,090,127
Chester County,
GO	5.00	7/15/25	3,060,000	3,381,055
Chester County,
GO (Prerefunded)	5.00	7/15/19	1,940,000 c	2,272,264
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/21	5,000,000	5,482,950
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/15/14	1,485,000 c	1,710,527
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/15/14	6,515,000 c	7,504,433
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/24	5,000,000	5,347,150
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000	2,255,226
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/17	1,485,000	1,691,608
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000	2,377,689
East Stroudsburg Area School
District, GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	7.50	9/1/16	2,500,000 c	3,300,700
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/18	1,000,000	1,238,570
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/21	3,000,000	3,604,350
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/22	3,000,000	3,582,990
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000	2,524,533
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000	1,921,244
Kennett Consolidated School
District, GO (Insured; FGIC)
(Prerefunded)	5.50	2/15/12	1,310,000 c	1,387,159
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue

(Insured; AMBAC)	5.25	12/15/10	2,000,000	2,003,600
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000	1,954,138
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	2,670,000	2,838,157
Lehigh County Industrial
Development Authority, PCR
(People Electric Utilities
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	4.75	2/15/27	2,000,000	1,950,200
Lower Merion School District,
GO	5.00	9/1/22	2,980,000	3,305,595
Lower Merion School District,
GO	5.00	5/15/29	5,000,000	5,134,150
Montgomery County,
GO	5.00	12/15/17	2,025,000	2,428,623
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project)	5.50	8/1/25	1,000,000	1,061,520
Muhlenberg School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	4/1/15	1,000,000	1,053,410
Owen J. Roberts School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	8/15/12	1,440,000 c	1,559,246
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/14	3,110,000	3,569,067
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/16	1,490,000	1,767,736
Pennsylvania,
GO	5.00	7/1/20	10,000,000	11,769,200
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	5,000,000	5,187,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College) (Insured;
AMBAC)	5.25	12/1/12	3,000,000	3,247,260
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000	2,206,350
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)	5.00	11/1/25	2,010,000	2,120,912
Pennsylvania Higher Educational
Facilities Authority, Revenue

(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	5,090,000	5,990,472
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,926,168
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,674,011
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Scranton)
(Insured; AMBAC) (Prerefunded)	5.75	5/1/11	1,690,000 c	1,728,954
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.13	1/15/11	1,550,000	1,558,230
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.50	7/1/12	5,335,000	5,700,821
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/19	2,000,000	2,307,380
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/20	3,000,000	3,436,710
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000	3,779,382
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	12/1/13	2,500,000 c	2,830,875
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/24	5,000,000	5,512,900
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	5,000,000	5,497,150
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.50	6/1/15	1,500,000	1,547,940
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,079,650
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/11	2,510,000	2,626,866
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;

National Public Finance
Guarantee Corp.)	5.50	12/1/12	2,000,000	2,177,600
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	5,144,850
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	1,500,000	1,633,965
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/17	12,500,000	14,380,375
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	10,000,000	10,761,000
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/18	5,000,000	5,512,350
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/20	3,380,000	3,449,324
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	3,150,000	3,151,292
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,425,400
Philadelphia School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	2/1/12	1,770,000 c	1,869,881
Philadelphia School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	2/1/12	1,310,000 c	1,383,923
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/16	4,000,000	4,656,120
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000	1,170,980
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,652,655
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,023,750
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/11	3,195,000	3,203,850
Southeastern Pennsylvania

Transportation Authority,
Revenue	5.00	3/1/26	3,000,000	3,163,410
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC) (Prerefunded)	5.00	11/15/14	1,265,000 c	1,454,674
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	5,000,000 c	5,526,050
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.25	4/1/17	840,000	911,022
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	4/1/13	195,000 c	214,588
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	6,000,000	5,531,760
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,422,484
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,290,000	1,914,715
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000	1,073,630
Twin Valley School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	10/1/15	1,000,000 c	1,181,460
University of Pittsburgh of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000	2,930,225
Upper Darby School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/18	2,870,000	3,176,889
Upper Merion Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	2/15/19	1,165,000	1,277,807
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000	1,174,109
Westmoreland County,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/15	1,500,000 d	1,293,990
Wilson School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.38	5/15/12	1,785,000 c	1,911,164

Wilson School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.38	5/15/12	1,500,000 c	1,606,020
York County,
GO (Insured; AMBAC)	5.00	6/1/17	1,100,000	1,195,469
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/14	1,000,000	1,142,530
South Carolina--.5%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000	2,344,840
Texas--.4%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	2,000,000	2,004,780
U.S. Related--12.1%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,014,450
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	4,090,000	4,157,035
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/18	5,000,000	5,371,300
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	7,500,000	8,163,675
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	7,875,000	8,697,308
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	6,000,000	6,875,220
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,290,000	2,619,027
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000	3,161,940
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,214,950
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/1/13	1,500,000	1,593,480
Puerto Rico Highways and

Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,000,000	4,202,400
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000	5,050,700
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000 b	813,470
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000 b	318,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	3,750,000 d	733,238
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,004,590
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,584,915
Total Long-Term Municipal Investments
(cost $456,408,313)				473,293,090
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)	Value ($)
Idaho--.1%
Power County,
PCR (FMC Corporation Project)
(LOC; Wells Fargo Bank)	0.29	12/1/10	700,000 e	700,000
Illinois--.5%
Quincy,
Revenue, Refunding (Blessing
Hospital) (LOC; JPMorgan Chase
Bank)	0.29	12/1/10	2,000,000 e	2,000,000
New Hampshire--.1%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.29	12/1/10	400,000 e	400,000
Pennsylvania--.4%
Beaver County Industrial
Development Authority, PCR
(FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Barclays Bank
PLC)	0.31	12/1/10	100,000 e	100,000
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.29	12/1/10	1,600,000 e	1,600,000
Lehigh County General Purpose
Authority, HR (Lehigh Valley
Health Network) (LOC; Bank of

America)	0.31	12/1/10	400,000 e	400,000
Tennessee--.2%
Clarksville Public Building
Authority, Financing Revenue
(Metropolitan Government of
Nashville and Davidson County
Loan) (LOC; Bank of America)	0.31	12/1/10	900,000 e	900,000
Total Short-Term Municipal Investments
(cost $6,100,000)				6,100,000
Total Investments (cost $462,508,313)			99.1%	479,393,090
Cash and Receivables (Net)			.9%	4,326,372
Net Assets			100.0%	483,719,462

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities had a market value of $4,371,690 or 0.9% of net assets.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $462,508,313. Net unrealized appreciation on investments was $16,884,777 of which $20,802,783 related to appreciated investment securities and $3,918,006 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	479,393,090	-	479,393,090

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--88.3%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,429,915
Auburn,
GO (Insured; AMBAC)	5.13	6/1/20	1,225,000	1,347,769
Boston,
GO	5.00	3/1/20	1,700,000	1,923,397
Boston,
GO	5.00	3/1/21	2,000,000	2,235,120
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000	2,387,320
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000	1,791,075
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/19	2,170,000	2,395,550
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/23	3,920,000	4,158,885
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	5,000,000	5,556,050
Boston Water and Sewer Commission,
System Revenue	9.25	1/1/11	55,000	55,397
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,569,782
Burlington,
GO	5.25	2/1/12	200,000	211,106
Burlington,
GO	5.25	2/1/13	250,000	274,377
Cambridge,
GO (Municipal Purpose Loan)	5.00	12/15/11	510,000	534,796
Cohasset,
GO	5.00	6/15/22	895,000	968,542
Cohasset,
GO	5.00	6/15/23	895,000	943,831
Everett,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	12/15/17	1,250,000	1,422,650
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000	1,862,172
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance

Guarantee Corp.)	5.00	6/1/18	505,000	577,063
Hingham,
GO (Municipal Purpose Loan)
(Prerefunded)	5.38	4/1/12	1,645,000 a	1,752,221
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000	692,224
Ipswich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/14	500,000	573,235
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/20	505,000	553,839
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/21	525,000	570,491
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/22	585,000	633,222
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/23	585,000	618,053
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000	1,577,354
Marblehead,
GO	5.00	8/15/18	1,340,000	1,478,904
Marblehead,
GO	5.00	8/15/22	1,750,000	1,895,425
Massachusetts,
Consolidated Loan	5.50	11/1/16	1,000,000	1,203,000
Massachusetts,
Consolidated Loan	5.00	8/1/20	4,000,000	4,552,240
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/22	5,825,000	6,461,498
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	1/1/13	5,000,000 a	5,452,250
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.00	12/1/14	5,000,000 a	5,724,150
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000	1,252,847
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/12	1,300,000	1,369,940
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	8/1/12	420,000 a	449,833
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	8/1/12	1,580,000 a	1,692,227

Massachusetts,
Consolidated Loan (Prerefunded)	5.25	11/1/12	2,000,000 a	2,170,700
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	10/1/13	10,000,000 a	11,207,800
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	3/1/15	1,500,000 a	1,735,065
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	3/1/15	1,800,000 a	2,084,508
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	8/1/16	1,000,000 a	1,187,910
Massachusetts,
Federal Highway, GAN (Insured;
Assured Guaranty Municipal
Corp.)	5.13	12/15/12	1,500,000	1,505,610
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	225,000	272,756
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	5,000,000	5,845,850
Massachusetts,
GO (Insured; XLCA)	2.66	12/1/12	2,470,000 b	2,456,119
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)
(Prerefunded)	5.25	1/1/14	2,500,000 a	2,808,650
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	2.39	1/1/16	3,540,000 b	3,510,653
Massachusetts,
Special Obligation Revenue	5.50	6/1/13	1,000,000	1,114,860
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000	4,737,080
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.25	7/1/14	1,045,000 a	1,201,656
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.25	7/1/14	1,000,000 a	1,149,910
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)
(Insured; National Public
Finance Guarantee Corp.)	5.25	3/1/15	1,000,000	1,153,290
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/15	3,500,000	4,046,805
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,500,000	3,001,975
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,372,560
Massachusetts Bay Transportation

Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	2,812,020
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	3,415,000	3,951,872
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000	1,091,920
Massachusetts Development Finance
Agency, Education Revenue
(Belmont Hill School Issue)
(Prerefunded)	5.00	9/1/11	500,000 a	520,105
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	1,480,318
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,536,858
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,106,590
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,075,280
Massachusetts Development Finance
Agency, Revenue (Belmont Hill
School Issue)	4.50	9/1/36	1,130,000	1,047,363
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/25	2,770,000	2,859,333
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,108,610
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/27	1,000,000	1,060,530
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	1,996,290
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	980,000	1,029,931
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	517,943
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	972,310
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	892,110
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)

(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/24	2,750,000	2,873,475
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	1,000,000	1,030,710
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Prerefunded)	6.38	7/1/13	1,000,000 a	1,154,860
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue) (Prerefunded)	5.00	9/1/13	1,000,000 a	1,112,610
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	5,000,000	5,027,350
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.13	7/1/40	2,000,000	1,844,420
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	4.50	9/1/31	1,000,000	956,480
Massachusetts Development Finance
Agency, Revenue (Worcester
Polytechnic Institute Issue)	5.00	9/1/40	2,500,000	2,465,500
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	3.40	12/1/12	1,250,000	1,263,075
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,175,700
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000	1,056,160
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000	2,022,940
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,255,363
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
College Issue)	5.13	6/1/37	2,000,000	2,058,800
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	11/15/35	1,000,000	993,010
Massachusetts Health and

Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,041,190
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,000,000	1,016,520
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	2,975,610
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,118,480
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000	2,507,350
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	8/1/22	2,000,000	2,034,260
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/25	2,500,000	2,797,725
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	3,561,883
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/36	1,000,000	1,032,030
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,623,349
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,032,560
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/14	500,000	533,920
Massachusetts Health and
Educational Facilities

Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/15	500,000	536,105
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.38	7/1/35	1,550,000	1,513,761
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,500,000	1,848,135
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	3,899,982
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	2,000,000	2,091,740
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/11	500,000	505,540
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	476,600
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,500,000	1,544,160
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/12	975,000	1,040,598
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	2,650,214
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,194,100
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,053,490
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/35	2,500,000	2,511,400
Massachusetts Health and
Educational Facilities

Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/14	1,460,000	1,511,596
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,109,466
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,676,145
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,324,315
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/21	2,325,000	2,398,633
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	265,680
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,350,000	2,357,426
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000	1,202,770
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,800,000	2,052,450
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,688,985
Massachusetts Health and
Educational Facilities
Authority, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/29	1,400,000	1,386,574
Massachusetts Health and
Educational Facilities
Authority, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/39	1,500,000	1,442,595
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,153,120
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000	1,118,720
Massachusetts Health and

Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	2/15/36	1,000,000	1,001,530
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	2,000,000	2,118,800
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	2,020,180
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,000,000	936,960
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000	1,066,900
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	3,500,000	3,594,010
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	191,354
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,435,000	1,436,765
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.45	9/1/17	445,000	445,663
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.50	9/1/27	1,250,000	1,250,538
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,095,460
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000	5,202,150
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 5 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/11	120,000	122,554
Massachusetts Port Authority,
Revenue	5.75	7/1/11	3,500,000	3,610,250
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000	2,641,225
Massachusetts School Building

Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	3,169,235
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,480,880
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/15	1,900,000	2,187,907
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/18	5,000,000	5,653,600
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/21	2,000,000	2,175,440
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/24	1,750,000	1,868,738
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/20	5,000,000	5,866,000
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	8/1/13	25,000	25,355
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	2/1/14	1,105,000	1,139,708
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.50	8/1/14	30,000	30,121
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	170,000	192,739
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000	79,755
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	2,923,646
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	2,000,000	2,028,480
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.25	8/1/11	335,000 a	346,109
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.00	8/1/12	3,910,000 a	4,187,727
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.25	8/1/14	1,330,000 a	1,531,894
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000	155,516
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue

(New Bedford Loan Program)	5.25	2/1/12	500,000	527,765
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000	195,922
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000	2,912,308
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	7,500,000	8,149,425
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/39	1,000,000	1,030,070
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.50	8/1/11	100,000	103,469
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/18	500,000	598,490
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/14	1,000,000	1,167,780
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,500,000	1,731,975
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,000,000	1,122,840
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,500,000	2,738,950
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000	1,162,930
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000	1,432,769
Milton,
GO School Bonds	5.00	3/1/23	500,000	535,125
Milton,
GO School Bonds	5.00	3/1/24	500,000	532,525
Milton,
GO School Bonds	5.00	3/1/25	500,000	528,275
Northampton,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	10/15/16	1,985,000	2,226,713
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	1,000,000	1,057,980
Pembroke,
GO (Insured; National Public

Finance Guarantee Corp.)	4.50	8/1/13	695,000	753,728
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000	1,042,166
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/12	1,000,000	1,056,810
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.50	4/15/12	500,000 a	539,025
Randolph,
GO (Insured; AMBAC)	5.00	9/1/17	1,045,000	1,142,624
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000	508,194
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,241,423
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,296,540
University of Massachusetts
Building Authority, Revenue	6.88	5/1/14	1,500,000	1,690,320
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,110,790
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/17	1,000,000	1,097,940
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000	676,638
U.S. Related--10.2%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,014,450
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.15	5/15/11	250,000	255,350
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	300,000	319,218
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/13	1,175,000	1,294,685
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/14	2,500,000	2,675,425
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000	1,526,790
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.50	7/1/15	1,350,000	1,493,559
Puerto Rico Commonwealth,
Public Improvement GO

(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/11	1,050,000	1,081,752
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	500,000	544,245
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,237,456
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	2,000,000	2,122,080
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	1,083,330
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,205,000	3,378,006
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,214,950
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	2,115,320
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	1,057,020
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,532,501
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	2,060,000	2,088,181
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	1,905,000	1,990,096
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	1,550,000	1,602,685
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000	2,288,453
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000 c	813,470
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000 c	477,150
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	3,000,000 d	586,590
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	5.38	8/1/39	1,500,000	1,506,885
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,584,915
Total Long-Term Municipal Investments
(cost $378,932,609)				394,463,780
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.3%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.31	12/1/10	600,000 e	600,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.30	12/1/10	600,000 e	600,000
Total Short-Term Municipal Investments
(cost $1,200,000)				1,200,000
Total Investments (cost $380,132,609)			98.8%	395,663,780
Cash and Receivables (Net)			1.2%	4,803,570
Net Assets			100.0%	400,467,350

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $380,132,609. Net unrealized appreciation on investments was $15,531,171 of which $16,926,586 related to appreciated investment securities and $1,395,415 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	395,663,780	-	395,663,780

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.1%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--.2%
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/32	500,000	452,940
New York--87.1%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000	1,590,120
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,602,000
Battery Park City Authority,
Senior Revenue	5.25	11/1/22	1,000,000	1,092,390
Cold Spring Harbor Central School
District, GO	5.00	2/1/19	1,075,000	1,281,196
Cold Spring Harbor Central School
District, GO	5.00	2/1/22	1,410,000	1,662,841
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000	2,840,550
Katonah-Lewisboro Union Free
School District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/15/15	1,000,000	1,165,900
Long Island Power Authority,
Electric System General Revenue	5.25	6/1/14	2,000,000	2,229,680
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.00	5/1/12	850,000	884,824
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000	1,107,090
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	11/15/15	2,000,000	2,077,380
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000	5,235,650
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 a	997,600
Metropolitan Transportation

Authority, Transportation
Revenue	5.00	11/15/17	1,000,000	1,116,110
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000	1,099,850
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/16	1,500,000	1,637,400
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/17	1,500,000	1,631,970
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/16	1,000,000	1,154,780
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000	1,097,130
New York City,
GO	5.00	8/1/17	2,835,000	3,266,884
New York City,
GO	5.00	8/1/18	1,000,000	1,126,900
New York City,
GO	5.25	9/1/20	1,000,000	1,130,040
New York City,
GO	5.13	12/1/22	1,000,000	1,087,650
New York City,
GO	5.25	9/1/23	1,000,000	1,095,470
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/18	1,000,000	1,119,480
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,250,000	1,283,887
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	500,000	543,985
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,000,000	1,131,550
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000	1,080,800
New York City Industrial
Development Agency, Special

Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/29	1,000,000	1,015,060
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,275,000	1,386,562
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000	2,829,800
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000	1,674,981
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000	1,766,374
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	11/15/17	1,755,000	1,900,402
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	8/1/22	2,000,000	2,172,580
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	5.38	2/1/11	1,000,000 b	1,018,690
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	5.38	2/15/12	1,000,000 b	1,058,020
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000	2,049,512
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000	1,184,030
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	1,850,000	1,931,807
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	3,750,000	3,884,775
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/25	1,150,000	1,249,613
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,000,000	1,047,110
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,850,000	1,992,006
New York Local Government
Assistance Corporation, Revenue	5.00	4/1/18	2,500,000	2,865,625
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/13	2,000,000	2,194,000
New York State,

GO	5.00	4/15/14	1,000,000	1,091,980
New York State,
GO	5.25	3/15/15	2,750,000	2,811,297
New York State,
GO	5.00	3/1/19	1,000,000	1,131,840
New York State,
GO	5.00	2/15/26	2,600,000	2,817,152
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System)	5.00	7/1/19	1,000,000	1,090,310
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.75	7/1/18	2,370,000	2,658,927
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)
(Prerefunded)	5.38	5/15/13	1,000,000 b	1,114,650
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue)	5.00	7/1/18	1,000,000	1,088,650
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/12	1,000,000	1,070,090
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000	1,722,585
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/38	500,000	524,910
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	405,000	417,956
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/11	1,000,000	1,024,530
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	3,250,000	3,479,677
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/23	2,000,000	2,281,560
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000	3,074,520
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.13	7/1/39	5,000,000	4,959,000

New York State Dormitory
Authority, Revenue (New York
University)	5.25	7/1/34	2,500,000	2,613,200
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	1,595,310
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	1,070,710
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.88	5/15/11	1,500,000	1,535,235
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	500,000	564,240
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/25	1,000,000	1,107,650
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	5,000,000	5,254,400
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/15	675,000	777,539
New York State Dormitory
Authority, Secured HR (The
Bronx-Lebanon Hospital Center)	4.00	8/15/14	1,000,000	1,075,280
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/16	1,000,000	1,100,860
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,103,460
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	1,500,000	1,580,220
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/12	390,000	391,587
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/14	1,500,000	1,713,000
New York State Environmental

Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.38	6/15/15	1,000,000	1,065,010
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/17	1,000,000	1,061,200
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/19	775,000	820,562
New York State Environmental
Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue (New
York City Municipal Water
Finance Authority Project)	7.00	6/15/12	150,000	150,791
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	440,000	440,999
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.10	10/1/17	1,000,000	1,004,240
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.38	10/1/17	925,000	926,249
New York State Municipal Bond Bank
Agency, Recovery Act Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/15/16	2,000,000	2,254,820
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/20	1,000,000	1,087,070
New York State Power Authority,
Revenue (Prerefunded)	5.00	11/15/12	2,500,000 b	2,716,900
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/19	1,000,000	1,074,670
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	10/1/11	1,000,000 b	1,041,520
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.50	4/1/14	1,000,000	1,057,670
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000	2,101,520
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds

(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	4.75	4/1/13	1,000,000 b	1,082,130
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/16	555,000	557,287
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/16	2,000,000	2,272,160
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,545,050
Onondaga County,
GO	5.00	5/1/17	1,150,000	1,223,232
Onondaga County,
GO (Prerefunded)	5.00	5/1/12	350,000 b	372,446
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000	2,896,200
Orange County,
GO	5.00	7/15/19	1,000,000	1,102,960
Orange County,
GO	5.00	7/15/20	1,000,000	1,090,750
Port Authority of New York and New
Jersey (Consolidated Bonds,
125th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/15/19	2,000,000	2,116,060
Port Authority of New York and New
Jersey (Consolidated Bonds,
128th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/18	1,000,000	1,075,540
Port Authority of New York and New
Jersey (Consolidated Bonds,
140th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/19	1,000,000	1,109,810
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/21	1,000,000	1,088,220
Rockland County,
GO (Various Purpose)	5.00	10/1/15	500,000	519,975
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	2,500,000	2,595,800
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000	1,513,525
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (New York
Institute of Technology
Project)	5.00	3/1/26	750,000	750,938
Suffolk County Water Authority,

Water System Revenue (Insured;
National Public Finance
Guarantee Corp.)	4.00	6/1/14	1,000,000	1,077,250
Tobacco Settlement Financing
Corporation, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/12	2,000,000	2,117,660
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	6.00	1/1/12	550,000	567,760
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	1/1/16	1,000,000	1,045,120
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000 b	1,218,760
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/15	1,000,000	1,168,790
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/16	2,000,000	2,158,080
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/17	775,000	832,265
Westchester County,
GO	4.00	11/15/15	1,000,000	1,103,760
Westchester County Health Care
Corporation, Subordinate Lien
Revenue	5.13	11/1/15	1,100,000	1,103,905
U.S. Related--7.8%
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,000,000	1,075,960
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/26	2,000,000	2,068,420
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	3,500,000	3,727,115
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	515,000	522,045
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	5.25	7/1/12	1,000,000 b	1,070,900
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000	273,335
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000	281,567
Puerto Rico Housing Finance
Authority, Capital Fund

Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	730,000 b	817,731
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	740,000 b	828,933
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,700,000 c	1,382,899
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000 c	318,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/34	2,000,000 a	448,180
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	1,250,000 a	244,413
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,004,590
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000	2,641,525
Total Long-Term Municipal Investments
(cost $193,813,619)				202,701,686
Short-Term Municipal	Coupon	Maturity	Principal
Investments--5.2%	Rate (%)	Date	Amount ($)	Value ($)
New York;
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.40	12/1/10	1,060,000 d	1,060,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: JPMorgan Chase
Bank and Landesbank
Baden-Wurttemberg)	0.28	12/7/10	400,000 d	400,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; State Street
Bank and Trust Co.)	0.24	12/1/10	800,000 d	800,000
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; BNP Paribas)	0.31	12/1/10	1,500,000 d	1,500,000
New York City,
GO Notes (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.30	12/1/10	100,000 d	100,000
New York City,
GO Notes (LOC; Fortis Bank)	0.25	12/1/10	600,000 d	600,000
New York City,
GO Notes (LOC; JPMorgan Chase

Bank)	0.25	12/1/10	500,000 d	500,000
New York City,
GO Notes (LOC; KBC Bank)	0.24	12/1/10	200,000 d	200,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.30	12/1/10	300,000 d	300,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.30	12/1/10	1,700,000 d	1,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.29	12/1/10	2,300,000 d	2,300,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (LOC; HSBC Bank
USA)	0.24	12/1/10	400,000 d	400,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (LOC; JPMorgan
Chase Bank)	0.24	12/1/10	700,000 d	700,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Syracuse University Project)
(LOC; JPMorgan Chase Bank)	0.26	12/1/10	500,000 d	500,000
Total Short-Term Municipal Investments
(cost $11,060,000)				11,060,000
Total Investments (cost $204,873,619)			100.3%	213,761,686
Liabilities, Less Cash and Receivables			(.3%)	(692,861)
Net Assets			100.0%	213,068,825

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $204,873,619. Net unrealized appreciation on investments was $8,888,067 of which $9,251,354 related to appreciated investment securities and $363,287 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of Novemver 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	213,761,686	-	213,761,686

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--.2%	Rate (%)	Date	Amount ($)	Value ($)
U.S. Government Agency
Federal National Mortgage
Association
(cost $800,666)	1.25	7/29/13	800,000 [a]	802,690
Long-Term Municipal	Coupon	Maturity	Principal
Investments--105.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.7%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	5,000,000	4,972,550
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/33	1,100,000	1,240,195
Arizona--.5%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000	833,295
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	1,250,000	1,144,638
California--18.2%
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000	1,105,100
California,
GO (Various Purpose)	6.00	4/1/38	2,250,000	2,357,145
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/20	9,570,000 b	10,627,102
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	1,000,000	1,045,310
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	500,000	560,475
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.25	2/1/39	3,000,000	3,157,740

California Municipal Finance
Authority, Revenue (Eisenhower
Medical Center)	5.75	7/1/40	7,000,000	6,786,850
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,500,000	2,795,175
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	985,000	830,660
JPMorgan Chase Putters/Drivers
Trust (Los Angeles Department
of Airports, Senior Revenue
(Los Angeles International
Airport))	5.25	5/15/18	10,000,000 c,d	10,588,200
Los Angeles Community College
District, GO	5.25	8/1/39	5,000,000	5,100,300
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000	999,280
M-S-R Energy Authority,
Gas Revenue	7.00	11/1/34	3,730,000	4,304,905
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/32	6,500,000 e	1,611,740
Northern California Gas Authority
Number 1, Gas Project Revenue	0.91	7/1/27	660,000 f	440,246
Oceanside Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/35	8,000,000 e	1,600,640
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	3,000,000	3,169,860
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/34	1,000,000	984,980
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/40	2,000,000	1,948,680
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000	2,074,780
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000 e	1,787,280
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000	1,026,230
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	2,000,000	1,896,200

Colorado--2.4%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000	559,890
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000	1,077,710
Northern Colorado Water
Conservancy District Building
Corporation, COP (Lease
Purchase Agreement) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	500,000	529,980
Regional Transportation District,
Revenue (Denver Transit
Partners Eagle P3 Project)	6.00	1/15/41	6,500,000	6,551,415
Delaware--.8%
Delaware Economic Development
Authority, Exempt Facility
Revenue (Indian River Power
LLC Project)	5.38	10/1/45	3,200,000	2,970,304
Florida--6.3%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,500,000	1,639,245
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000	1,118,620
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000	1,218,768
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000	618,528
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/40	2,000,000	1,948,680
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	11/1/25	5,000,000	5,023,950
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/12	500,000	530,290
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000	2,053,980
Seminole Tribe,
Tribal Economic Development
Bonds	5.13	10/1/17	3,000,000 d	2,965,950
Tampa Bay Water, A Regional Water
Supply Authority, Utility

System Revenue	5.00	10/1/18	3,000,000 b	3,299,760
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/19	2,460,000 b	2,676,431
Georgia--2.9%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000	1,176,060
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	2,000,000	1,773,680
Medical Center Hospital Authority,
RAC (Columbus Regional
Healthcare System, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/45	7,000,000	6,526,520
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	1,000,000	1,145,150
Hawaii--1.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000	1,013,620
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	3,000,000	3,217,800
Illinois--6.8%
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000	1,062,690
JPMorgan Chase Putters/Drivers
Trust (Metropolitan Pier and
Exposition Authority, Revenue
(McCormick Place Expansion
Project)) (Insured; Assured
Guaranty Muncipal Corp.)	5.00	6/15/42	10,000,000 c,d	9,601,000
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.50	6/15/42	12,500,000 c,d	12,685,000
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; Assured Guaranty
Municipal Corp.)	0.00	6/15/26	2,000,000 e	821,220
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; Assured Guaranty
Municipal Corp.)	0.00	6/15/43	5,000,000 e	613,950
Indiana--.4%
Whiting,

Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	1,570,000	1,582,560
Kentucky--.2%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	500,000	550,245
Louisiana--2.8%
Lafayette Public Trust Financing
Authority, Revenue (Ragin'
Cajun Facilities, Inc. Student
Union/University Facilities
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/35	2,400,000	2,418,384
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	4,000,000	4,469,080
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000	1,046,330
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,246,760
Maryland--6.9%
Frederick County,
Special Obligation Bonds
(Urbana Community Development
Authority)	5.00	7/1/40	2,000,000	1,936,900
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	6,000,000	6,048,000
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	1,000,000	987,190
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000	2,249,220
Maryland Health and Higher
Educational Facilities
Authority, Revenue (MedStar
Health Issue) (Insured;
Berkshire Hathaway Assurance
Corporation)	5.25	11/15/14	10,000,000 c,d	10,053,400
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/40	2,500,000	2,539,500
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System

Issue)	5.00	7/1/34	1,000,000	998,580
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000	252,147
Massachusetts--3.4%
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.13	7/1/40	1,000,000	922,210
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,175,700
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.50	5/1/14	1,000,000	1,069,390
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/25	2,305,000	2,416,216
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.38	7/1/35	2,000,000	1,953,240
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000	601,385
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	2,000,000	2,251,980
Massachusetts Housing Finance
Agency, SFHR	6.00	12/1/37	1,000,000	1,000,160
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000	50,166
Michigan--.3%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000	976,030
Minnesota--8.9%
JPMorgan Chase Putters/Drivers
Trust (Minnesota, GO (Various
Purpose))	5.00	8/1/18	17,130,000 c,d	19,556,036
JPMorgan Chase Putters/Drivers
Trust (Minnesota, GO (Various
Purpose))	5.00	8/1/18	10,000,000 c,d	11,905,200
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000	1,114,620
Mississippi--.5%

Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Northrop Grumman
Ship Systems, Inc. Project)	4.55	12/1/28	500,000	459,775
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000	1,536,645
Missouri--.1%
Cape Girardeau County Industrial
Development Authority, Health
Facilities Revenue (Saint
Francis Medical Center)	5.50	6/1/34	385,000	385,243
New Jersey--1.8%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000	1,036,880
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	2,000,000	2,253,580
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000 e	1,658,550
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/30	5,000,000 e	1,537,950
New York--5.4%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	4,225,000	4,397,380
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	5,000,000	5,130,200
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	500,000	566,080
New York City,
GO	6.00	10/15/23	500,000	579,435
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	500,000	543,985
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,300,000	1,471,015
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,000,000	1,087,500
New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue	5.50	6/15/40	1,500,000	1,610,325
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/41	3,000,000	3,159,840
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,103,460
North Carolina--.8%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	2,500,000	2,597,600
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/19	250,000	281,192
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; FGIC)	5.50	1/1/17	150,000	150,335
Ohio--.3%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000	1,098,010
Oklahoma--.8%
Grand River Dam Authority,
Revenue	5.25	6/1/40	2,820,000	2,874,934
Oregon--.6%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000	2,093,620
Other State--11.1%
California,
GO (Various Purpose) (Build
America Bonds)	7.60	11/1/40	4,500,000	4,662,855
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	10,000,000	10,239,300
New York City Transitional Finance
Authority, Building Aid
Revenue (Build America Bonds)	6.83	7/15/40	10,000,000	10,392,700
Northeast Ohio Regional Sewer
District, Wastewater
Improvement Revenue (Build
America Bonds)	6.04	11/15/40	9,000,000	8,997,210
University of California Regents,
Medical Center Pooled Revenue
(Build America Bonds)	6.55	5/15/48	5,000,000	5,025,650
Utah,
GO (Build America Bonds)	3.54	7/1/25	1,500,000	1,435,320
Pennsylvania--1.2%
Delaware County Authority,
Revenue (Villanova University)	5.25	12/1/31	1,940,000	2,033,547
Philadelphia,
Gas Works Revenue	5.25	8/1/40	2,500,000	2,401,475
Texas--11.2%
Dallas,

GO	5.00	2/15/27	515,000	550,437
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,100,060
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	1,000,000	1,122,180
Houston,
Airport System Senior Lien
Revenue	5.50	7/1/39	1,000,000	1,046,610
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.25	11/1/40	18,535,000	17,255,344
San Juan Higher Education Finance
Authority, Education Revenue
(IDEA Public Schools)	6.70	8/15/40	3,500,000	3,527,825
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	5,000,000	5,180,550
Texas Public Finance Authority
Charter School Finance
Corporation, Education Revenue
(Cosmos Foundation, Inc.)	6.20	2/15/40	5,900,000	5,805,482
Waxahachie Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/37	5,200,000	5,340,556
Washington--.8%
Port of Seattle,
Intermediate Lien Revenue	5.00	6/1/40	3,000,000	3,015,780
Wisconsin--1.7%
Southeast Wisconsin Professional
Baseball Park District, Sales
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/15/23	1,000,000	1,134,030
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000	1,088,120
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000	1,614,345
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000	1,103,010
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/36	1,000,000	1,094,220
U.S. Related--5.7%
Guam Government Department of

Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000	1,003,400
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.88	12/1/40	1,000,000	1,009,490
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000	812,498
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	6,000,000 g	4,880,820
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000 g	477,150
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000	1,506,885
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,870,000	4,089,081
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/29	5,000,000	4,915,800
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000	2,101,920
Total Long-Term Municipal Investments
(cost $375,606,726)				386,357,560
Short-Term Municipal	Coupon	Maturity	Principal
Investments--16.7%	Rate (%)	Date	Amount ($)	Value ($)
California--1.0%
California,
GO Notes (LOC; KBC Bank)	0.30	12/1/10	3,800,000 h	3,800,000
Colorado--2.8%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.28	12/1/10	5,000,000 h	5,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.28	12/1/10	3,300,000 h	3,300,000
Pitkin County,
IDR, Refunding (Aspen Skiing
Company Project) (LOC;
JPMorgan Chase Bank)	0.28	12/1/10	2,100,000 h	2,100,000
Connecticut--.1%
Connecticut Health and Educational
Facilities Authority, Revenue
(Edgehill Issue) (LOC;

JPMorgan Chase Bank)	0.30	12/1/10	300,000 h	300,000
Florida--.1%
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Co.)	0.26	12/1/10	500,000 h	500,000
Illinois--.4%
Quincy,
Revenue, Refunding (Blessing
Hospital) (LOC; JPMorgan Chase
Bank)	0.28	12/1/10	1,200,000 h	1,200,000
Romeoville,
Revenue (Lewis University)
(LOC; JPMorgan Chase Bank)	0.28	12/1/10	300,000 h	300,000
Kentucky--.5%
Trimble County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.27	12/1/10	1,800,000 h	1,800,000
Massachusetts--1.7%
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	0.30	12/1/10	6,100,000 h	6,100,000
Missouri--.8%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (LOC; PNC Bank NA)	0.25	12/1/10	3,100,000 h	3,100,000
Nebraska--.4%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.30	12/1/10	1,500,000 h	1,500,000
New Jersey--1.2%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.31	12/1/10	4,425,000 h	4,425,000
New York--.1%
New York State Dormitory
Authority, Revenue (University
of Rochester) (LOC; HSBC Bank
USA)	0.24	12/1/10	300,000 h	300,000
Ohio--.2%
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan
Chase Bank)	0.31	12/1/10	700,000 h	700,000
Pennsylvania--.2%
Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)

(LOC; Bank of America)	0.34	12/1/10	700,000 h	700,000
Tennessee--1.5%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; KBC Bank)	0.31	12/1/10	5,505,000 h	5,505,000
Texas--4.3%
Texas,
TRAN	2.00	8/31/11	15,300,000	15,491,709
Vermont--.2%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Northeastern Vermont
Regional Hospital Project)
(LOC; TD Bank)	0.28	12/1/10	500,000 h	500,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.28	12/1/10	100,000 h	100,000
Virginia--1.2%
Albemarle County Economic
Development Authority, HR
(Martha Jefferson Hospital)
(LOC; Wells Fargo Bank)	0.28	12/1/10	4,400,000 h	4,400,000
Total Short-Term Municipal Investments
(cost $61,115,814)				61,121,709
Total Investments (cost $437,523,206)			122.6%	448,281,959
Liabilities, Less Cash and Receivables			(22.6%)	(82,692,096)
Net Assets			100.0%	365,589,863

a The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b Purchased on a delayed delivery basis.
c Collateral for floating rate borrowings.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities had a market value of $77,354,786 or 21.2% of net assets.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate security--interest rate subject to periodic change.
g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $437,523,206. Net unrealized appreciation on investments was $10,758,753 of which $13,982,170 related to appreciated investment securities and $3,223,417 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	447,479,269	-	447,479,269
U.S. Government Agency	-	802,690	-	802,690
Other Financial Instruments:
Swaps+		62,253		62,253
Liabilities ($)
Other Financial Instruments:
Futures+	(746,094)	-	-	(746,094)
Swaps+	-	(78,865)	-	(78,865)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
November 30, 2010

		Market Value		Unrealized
BNY Mellon		Covered by		(Depreciation)
Municipal Opportunities Fund	Contracts	Contracts ($)	Expiration	at 11/30/2010 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	300	(37,232,813)	March 2011	(140,625)
U.S. Treasury Long Bond	500	(63,640,625)	March 2011	(605,469)
Gross Unrealized Depreciation				(746,094)

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)	Buy / Sell
5,000,000	Dow Jones CDX.NA.HY.14 Index, 6/20/15	Goldman, Sachs & Co.	1.00	1.93	6/20/2015	(164,138.89)	(226,392.34)	62,253.00	Sell
10,000,000	Dow Jones CDX.NA.HY.14 Index, 6/20/20	Goldman, Sachs & Co.	1.00	2.24	6/20/2020	(687,759.58)	(616,676.06)	(71,083.00)	Sell

Gross Unrealized Appreciation								62,253
Gross Unrealized Depreciation								(71,083)

				Implied			Upfront
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums Receivable	Unrealized
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
15,000,000	USD - 3 Month Libor	Citibank	0.41	N/A	7/29/2020	(7,781.62)	0	(7,782)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S. Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Swaps: The BNY Mellon Municipal Opportunities Fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of

the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Fund
November 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--37.5%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--1.1%
Ally Auto Receivables Trust,
Ser. 2010-3, Cl. A4	1.55	8/17/15	300,000	299,250
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	650,000	649,747
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	530,461	531,047
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A3	2.62	3/15/14	1,520,000	1,538,763
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	255,095	260,720
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	343,229	348,435
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	257,947	258,448
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	360,000	360,121
				4,246,531
Automotive, Trucks & Parts--.2%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	750,000	840,752
Banks--2.0%
Bank of America,
Sub. Notes	5.49	3/15/19	1,250,000	1,249,577
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	520,000	523,727
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	1,200,000	1,287,576
Citigroup,
Sub. Notes	5.00	9/15/14	500,000	514,717
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	470,000	513,634
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	8/1/12	465,000	482,319
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	600,000	604,011
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	535,000	577,997
Morgan Stanley,
Sub. Notes	4.75	4/1/14	855,000	889,004
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	585,000	605,225
				7,247,787
Commercial & Professional Services--.2%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	670,000 a	685,492
Seminole Tribe of Florida,
Notes	7.75	10/1/17	105,000 a	108,478
				793,970
Commercial Mortgage Pass-Through Ctfs.--1.6%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	30,672 b	30,655
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	695,000	705,087
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	161,915	162,324
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	865,000 b	884,689
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	380,000	388,730
GMAC Commercial Mortgage

Securities, Ser. 2001-C1, Cl. D	7.03	4/15/34	635,000 b	640,460
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	28,660	29,191
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIB2, Cl. A3	6.43	4/15/35	1,061,329	1,078,126
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C7, Cl. A2	4.06	9/15/27	55,193 b	55,193
LB-UBS Commercial Mortgage Trust,
Ser. 2000-C5, Cl. A2	6.51	12/15/26	11,170	11,186
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2FL	0.38	11/12/37	620,626 b	615,047
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A1	5.38	4/15/49	346,967	354,280
Prudential Mortgage Capital
Funding, Ser. 2001-ROCK, Cl. A2	6.61	5/10/34	541,416	546,447
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C3, Cl. A1	4.04	2/15/35	73,150	73,859
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A4	5.29	7/15/42	27,115 b	27,152
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C32, Cl. A1	5.69	6/15/49	451,264	459,016
				6,061,442
Diversified Financial Services--1.3%
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	710,000	820,837
General Electric Capital,
Notes	5.63	9/15/17	795,000	876,890
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	940,000	1,018,489
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	435,000	470,005
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	895,000	972,048
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	545,000	572,300
				4,730,569
Electric Utilities--.1%
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	510,000	551,619
Entertainment--.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	289,000 a	282,003
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	362,000 a	353,236
				635,239
Food & Beverages--.6%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	435,000	477,956
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	195,000	224,425
Kraft Foods,
Sr. Unscd. Notes	5.38	2/10/20	845,000	942,826
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	570,000	621,229
				2,266,436
Foreign/Governmental--.5%
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	805,000	858,075
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	825,000	932,250
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	185,000	216,450
				2,006,775
Industrials--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	695,000	745,248
Manufacturing--.3%

Tyco International Finance,
Gtd. Notes	3.38	10/15/15	900,000	943,949
Media & Telecommunications--2.0%
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	670,000	783,147
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	695,000	753,364
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	465,000	543,548
Comcast,
Gtd. Notes	5.90	3/15/16	735,000	843,497
News America Holdings,
Gtd. Debs.	7.60	10/11/15	365,000	434,979
News America,
Gtd. Notes	6.15	3/1/37	250,000	263,261
Rogers Communications,
Gtd. Notes	6.38	3/1/14	530,000	602,506
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	745,000	792,255
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	950,000	927,137
Time Warner,
Gtd. Notes	3.15	7/15/15	435,000	449,208
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,050,000	1,193,307
				7,586,209
Municipal Bonds--1.5%
California,
GO (Build America Bonds)	7.30	10/1/39	1,350,000	1,352,552
Illinois,
GO	4.42	1/1/15	440,000	456,821
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	1,275,000	1,341,134
New York City
GO (Build America Bonds)	5.82	10/1/31	620,000	620,496
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	495,000	503,905
New York City Transitional Finance
Authority, Building Aid
Revenue (Build America Bonds)	6.83	7/15/40	750,000	779,453
Washington,
GO (Build America Bonds)	3.55	8/1/17	500,000	518,335
				5,572,696
Oil & Gas--.3%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	700,000	729,466
Shell International Finance,
Gtd. Notes	3.10	6/28/15	250,000	262,307
				991,773
Property & Casualty Insurance--.4%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	535,000	665,636
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	590,000	638,650
				1,304,286
Real Estate--.2%
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	685,000	770,102
Technology--.4%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	710,000	747,138
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	765,000	891,266
				1,638,404

Transportation--.1%

GATX,
Sr. Unscd. Notes	4.75	5/15/15	250,000	268,256
U.S. Government Agencies--.9%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	735,000	755,665
Federal Home Loan Banks,
Bonds	3.63	10/18/13	470,000	506,517
Federal National Mortgage
Association, Notes	2.63	12/10/14	670,000 c	670,415
Federal National Mortgage
Association, Notes	3.00	9/16/14	530,000 c	565,841
Federal National Mortgage
Association, Notes	4.38	7/17/13	775,000 c	845,762
				3,344,200
U.S. Government Agencies/Mortgage-Backed--11.0%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21 - 7/1/40			735,382 c	766,338
5.00%, 4/1/22 - 7/1/40			5,033,490 c	5,334,219
5.50%, 12/1/37 - 12/1/38			3,400,537 c	3,656,252
5.74%, 4/1/37			172,874 b,c	184,261
6.00%, 12/1/37 - 6/1/39			2,383,376 c	2,587,431
6.50%, 4/1/39			558,718 c	619,717
6.50%, 4/1/39			850,663 c	943,535
Federal National Mortgage Association:
4.00%			3,995,000 c,d	4,065,650
4.00%, 9/1/24 - 1/1/25			1,774,556 c	1,858,697
4.50%, 3/1/23 - 5/1/40			6,426,699 c	6,736,344
5.00%, 4/1/23			870,063 c	926,722
5.50%, 4/1/36 - 6/1/38			2,846,029 c	3,078,795
5.55%, 4/1/37			272,103 b,c	289,744
5.80%, 8/1/37			1,049,362 b,c	1,130,003
5.87%, 5/1/37			416,289 b,c	446,439
6.00%, 4/1/33 - 10/1/38			2,958,300 c	3,240,819
6.50%, 10/1/36 - 1/1/39			1,578,187 c	1,757,141
Ser. 2003-64, Cl. BC,
5.50%, 3/25/30			973,224 c	1,023,639
Government National Mortgage Association I;
5.00%, 11/15/34 - 3/15/36			2,120,046	2,282,474
				40,928,220
U.S. Government Securities--12.4%
U.S. Treasury Bonds;
4.38%, 5/15/40			85,000	89,051
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27			1,402,692 e	1,623,616
Notes, 0.50%, 4/15/15			660,207 e	680,529
Notes, 0.63%, 4/15/13			583,894 e	600,225
Notes, 1.38%, 7/15/18			1,109,191 e	1,195,154
Notes, 1.38%, 1/15/20			934,361 e	997,649
Notes, 2.38%, 1/15/17			1,402,692 e	1,593,151
U.S. Treasury Notes:
0.38%, 8/31/12			1,770,000	1,768,687
0.38%, 9/30/12			1,460,000	1,458,461
0.50%, 10/15/13			1,780,000	1,771,518
0.75%, 5/31/12			1,350,000	1,357,650
0.75%, 8/15/13			3,000,000	3,010,782
0.75%, 9/15/13			1,550,000 f	1,554,481
1.00%, 4/30/12			2,750,000	2,775,124
1.13%, 12/15/12			6,500,000	6,584,299
1.75%, 7/31/15			3,160,000	3,218,005
2.38%, 9/30/14			205,000	215,378
2.38%, 7/31/17			750,000	765,586
2.63%, 7/31/14			65,000	68,880
2.63%, 11/15/20			250,000 f	246,367
3.25%, 5/31/16			165,000	179,141
3.50%, 5/15/20			605,000	645,932
3.63%, 2/15/20			1,500,000	1,621,055
4.00%, 11/15/12			4,220,000	4,515,235
4.25%, 8/15/13			2,600,000	2,853,906
4.25%, 11/15/13			1,065,000	1,176,326

4.50%, 11/15/15	945,000	1,084,535
4.50%, 5/15/17	545,000	629,390
5.13%, 5/15/16	1,390,000	1,647,042
		45,927,155
Total Bonds and Notes
(cost $134,266,972)		139,401,618

Common Stocks--35.9%	Shares	Value ($)
Consumer Discretionary--5.7%
Amazon.com	9,640 g	1,690,856
Autoliv	13,260	973,549
Carnival	17,920	740,275
DIRECTV, Cl. A	39,200 g	1,627,976
Ford Motor	129,080 g	2,057,535
General Motors	20,177 f	690,053
Home Depot	50,400	1,522,584
Limited Brands	34,380	1,157,575
Mattel	64,920	1,677,533
Newell Rubbermaid	150,360	2,521,537
News, Cl. A	75,010	1,023,136
News, Cl. B	93,990	1,431,468
Omnicom Group	15,390	699,322
Stanley Black & Decker	10,750	639,948
Target	36,950	2,103,933
Time Warner	22,443	661,844
		21,219,124
Consumer Staples--2.8%
Clorox	11,740	725,649
Energizer Holdings	13,600 g	957,304
Nestle, ADR	22,670	1,240,729
PepsiCo	49,870	3,223,098
Philip Morris International	32,900	1,871,681
Unilever, ADR	89,440	2,500,742
		10,519,203
Energy--4.5%
Alpha Natural Resources	15,760 g	781,066
Anadarko Petroleum	22,990	1,475,038
Apache	12,350	1,329,354
Chevron	33,420	2,706,017
ENSCO, ADR	27,600	1,308,240
Halliburton	36,390	1,376,998
Hess	33,210	2,326,361
Newfield Exploration	24,180 g	1,615,949
Occidental Petroleum	34,790	3,067,434
Valero Energy	43,360	844,653
		16,831,110
Exchange Traded Funds--1.3%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	40,600 f	4,810,694
Financial--5.1%
American Express	51,850	2,240,957
Bank of America	214,540	2,349,213
Capital One Financial	47,350	1,762,841
Comerica	27,560	1,005,664
Franklin Resources	9,030	1,030,233
Genworth Financial, Cl. A	113,650 g	1,325,159
Huntington Bancshares	171,590	1,001,228
JPMorgan Chase & Co.	74,972	2,802,453
Lincoln National	53,070	1,267,312
MetLife	32,510	1,240,257
Morgan Stanley	25,760	630,090
Wells Fargo & Co.	88,740	2,414,615
		19,070,022
Health Care--3.8%
Allscripts Healthcare Solutions	51,460 g	903,123
AmerisourceBergen	59,100	1,823,235
Amylin Pharmaceuticals	73,900 g	947,029
CIGNA	39,700	1,461,357
Covidien	17,722	745,565

Dendreon	16,370 g	585,064
Gilead Sciences	13,790 g	503,335
Hospira	17,290 g	972,735
Human Genome Sciences	55,890 g	1,370,982
Pfizer	219,360	3,573,374
St. Jude Medical	16,480 g	637,611
Zimmer Holdings	16,200 g	798,012
		14,321,422
Industrial--3.7%
Caterpillar	28,380	2,400,948
Cummins	15,900	1,544,208
Dover	33,060	1,812,019
General Electric	55,900	884,897
Ingersoll-Rand	42,410	1,738,810
Norfolk Southern	20,000	1,203,400
Raytheon	32,270	1,492,488
Textron	51,430	1,149,975
Thomas & Betts	15,570 g	692,087
Tyco International	20,032	759,012
		13,677,844
Information Technology--6.5%
Apple	16,260 g	5,059,299
BMC Software	12,270 g	544,788
Cisco Systems	50,340 g	964,514
EMC	54,450 g	1,170,131
F5 Networks	8,380 g	1,105,154
Google, Cl. A	4,320 g	2,400,667
Informatica	34,620 g	1,429,114
International Business Machines	13,790	1,950,733
Microsoft	44,280	1,116,299
Motorola	92,730 g	710,312
NetApp	17,780 g	905,535
Oracle	101,380	2,741,315
QUALCOMM	47,620	2,225,759
Teradata	19,493 g	800,967
Western Digital	28,590 g	957,765
		24,082,352
Materials--.6%
CF Industries Holdings	5,090	614,719
E.I. du Pont de Nemours & Co.	32,480	1,526,235
		2,140,954
Telecommunication Services--.9%
AT&T	119,147	3,311,095
Utilities--1.0%
American Electric Power	23,220	826,632
Entergy	17,010	1,211,792
Public Service Enterprise Group	49,580	1,528,551
		3,566,975
Total Common Stocks
(cost $112,636,622)		133,550,795

Other Investment--27.5%
Registered Investment Companies:
BNY Mellon Emerging Markets Fund,
Cl. M	2,805,819 h	31,144,593
BNY Mellon International Fund, Cl.
M	2,862,931 h	28,915,603
BNY Mellon Mid Cap Stock Fund, Cl.
M	2,153,216 h	24,611,257
BNY Mellon Small Cap Stock Fund,
Cl. M	1,114,697 h	12,161,346
Dreyfus Institutional Preferred
Plus Money Market Fund	5,415,000 i	5,415,000
Total Other Investment
(cost $106,033,359)		102,247,799

Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Plus Fund
(cost $5,332,815)	5,332,815 [i]	5,332,815

Total Investments (cost $358,269,768)	102.3%	380,533,027
Liabilities, Less Cash and Receivables	(2.3%)	(8,677,739)
Net Assets	100.0%	371,855,288

ADR - American Depository Receipts

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities had a market value of $1,429,209 or .4% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was
$6,751,511 and the market value of the collateral held by the fund was $6,930,722, consisting of cash collateral of
$5,332,814 and U.S. Government and Agency securities valued at $1,597,908.
g	Non-income producing security.
h	Investment in affiliated mutual fund.
i	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $358,269,768.

Net unrealized appreciation on investments was $22,263,259 of which $35,574,436 related to appreciated investment securities and $13,311,177 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	4,246,531	-	4,246,531
Commercial Mortgage-Backed	-	6,061,442	-	6,061,442
Corporate Bonds+	-	31,314,599	-	31,314,599
Equity Securities - Domestic+	122,716,841	-	-	122,716,841
Equity Securities - Foreign+	6,023,260	-	-	6,023,260
Foreign Government	-	2,006,775	-	2,006,775
Municipal Bonds	-	5,572,696	-	5,572,696
Mutual Funds/Exchange Traded Funds	112,391,308	-	-	112,391,308
U.S. Government Agencies/Mortgage-Backed	-	44,272,420	-	44,272,420
U.S. Treasury	-	45,927,155	-	45,927,155

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Most debt securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
November 30, 2010 (Unaudited)

Bond Anticipation Notes--2.5%	Principal Amount ($)	Value ($)
Groton CT
0.75%, 1/26/11	15,400,000	15,403,988
Winchester MA
1.00%, 12/30/10	12,020,000	12,024,934
Total Bond Anticipation Notes
(cost $27,428,922)		27,428,922
Negotiable Bank Certificates of Deposit--17.9%
Credit Agricole CIB (Yankee)
0.29%, 2/9/11	25,000,000	25,000,000
HSBC Bank PLC (London)
0.30%, 5/9/11	25,000,000	25,000,276
ING Bank (London)
0.29%, 2/18/11	50,000,000	50,000,000
Intesa Sanpaolo SpA (Yankee)
0.32%, 2/10/11	45,000,000	45,000,000
Mizuho Corporate Bank (Yankee)
0.28%, 1/12/11	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $195,000,276)		195,000,276
Commercial Paper--26.8%
Abbey National NA
0.73%, 2/25/11	20,000,000	19,965,122
Banco Bilbao Vizcaya Argentaria
0.75%, 2/7/11	23,000,000 a	22,967,417
Barclays Bank
0.60%, 12/21/10	25,000,000	24,991,667
NRW Bank
0.32%, 3/8/11	50,000,000 a	49,956,889
Rabobank USA Financial Corp.
0.21%, 12/1/10	50,000,000	50,000,000
Societe Generale N.A. Inc.
0.23%, 12/1/10	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation
0.27%, 2/4/11	25,000,000 a	24,987,812
UBS Finance Delaware Inc.
0.22%, 12/1/10	50,000,000	50,000,000
Total Commercial Paper
(cost $292,868,907)		292,868,907
Asset-Backed Commercial Paper--15.1%
Amsterdam Funding Corp.
0.26%, 1/6/11	30,000,000 a	29,992,200
Argento Variable Funding LLC
0.32%, 2/2/11	35,000,000 a	34,980,400
Govco
0.28%, 2/25/11	50,000,000 a	49,966,555

Mont Blanc Capital Corp.
0.27%, 1/7/11	25,000,000 a	24,993,062
Surrey Funding Corp.
0.30%, 3/1/11	25,000,000 a	24,981,250
Total Asset-Backed Commercial Paper
(cost $164,913,467)		164,913,467
General Obligation Notes--3.8%
Hudson County NJ Improvement Authority
2.25%, 8/31/11	14,700,000	14,781,142
Kent County MI
1.00%, 4/1/11	27,000,000	27,023,049
Total General Obligation Notes
(cost $41,804,191)		41,804,191
Time Deposits--11.0%
Commerzbank (Grand Cayman)
0.23%, 12/1/10	50,000,000	50,000,000
Natixis (Grand Cayman)
0.25%, 12/1/10	50,000,000	50,000,000
Northern Trust Co. (Grand Cayman)
0.17%, 12/1/10	20,000,000	20,000,000
Total Time Deposits
(cost $120,000,000)		120,000,000
U.S. Government Agency--4.6%
Straight-A Funding LLC
0.25%, 2/2/11
(cost $49,978,125)	50,000,000 a	49,978,125
Repurchase Agreements--18.3%
Goldman, Sachs & Co.
0.15%, dated 11/30/10, due 12/1/10 in the amount of
$100,000,417 (fully collateralized by $72,245,700
U.S. Treasury Bonds, 6.875%-8.75%, due
5/15/20-8/15/25, value $102,000,072)	100,000,000	100,000,000
RBS Securities, Inc.
0.24%, dated 11/30/10, due 12/1/10 in the amount of
$100,000,667 (fully collateralized by $101,510,000
U.S. Treasury Notes, 2.25%, due 11/30/17, value
$102,001,310)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $200,000,000)		200,000,000
Total Investments (cost $1,091,993,888)	100.0%	1,091,993,888
Cash and Receivables (Net)	.0%	24,766
Net Assets	100.0%	1,092,018,654

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities amounted to $312,803,710 or 28.6% of net assets.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,091,993,888
Level 3 - Significant Unobservable Inputs	-
Total	1,091,993,888

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund

November 30, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--92.5%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--1.7%
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System,
Inc.) (LOC; Bank of Nova
Scotia)		0.28	12/7/10	25,000,000 a	25,000,000

California--10.7%
California School Cash Reserve
Program Authority, Revenue		2.50	12/30/10	23,025,000	23,052,169
California School Cash Reserve
Program Authority, Revenue		2.00	6/1/11	30,860,000	31,027,657
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)		0.37	3/10/11	25,000,000	25,000,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)		0.28	12/7/10	3,500,000 a,b	3,500,000
Los Angeles,
GO Notes, TRAN		2.00	5/31/11	29,000,000	29,171,435
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project) (LOC;
Union Bank NA)		0.29	12/1/10	5,800,000 a	5,800,000
Southern California Public Power
Authority, Transmission
Project Revenue (Southern
Transmission Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)		0.39	12/7/10	20,300,000 a	20,300,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)		0.32	12/7/10	22,640,000 a	22,640,000

Colorado--1.4%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of

America)	0.32	12/1/10	1,500,000 a	1,500,000
Commerce City Northern
Infrastructure General
Improvement District, GO Notes
(LOC; U.S. Bank NA)	0.31	12/7/10	6,150,000 a	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO
Notes, Refunding (LOC; U.S.
Bank NA)	0.31	12/7/10	9,390,000 a	9,390,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.31	12/7/10	3,200,000 a	3,200,000

District of Columbia--1.6%
District of Columbia,
GO Notes, Refunding (LOC; TD
Bank)	0.33	12/7/10	5,900,000 a	5,900,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (LOC; Bank of America)	0.30	12/1/10	18,000,000 a	18,000,000

Florida--8.2%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	21,775,000	22,172,363
Jacksonville,
Transportation Revenue (LOC;
Wachovia Bank)	0.30	12/7/10	12,500,000 a	12,500,000
Miami-Dade County Health
Facilities Authority, HR,
Refunding (Miami Children's
Hospital Project) (LOC;
Wachovia Bank)	0.30	12/7/10	18,950,000 a	18,950,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.34	12/1/10	24,830,000 a	24,830,000
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.30	12/7/10	12,175,000 a	12,175,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industies, Inc. Project) (LOC;
Wells Fargo Bank)	0.40	12/7/10	1,155,000 a	1,155,000
Polk County Industrial Development
Authority, Health Care
Facilities Revenue, Refunding
(Winter Haven Hospital
Project) (LOC; PNC Bank NA)	0.27	12/7/10	9,750,000 a	9,750,000
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; Bank of America)	0.46	12/7/10	8,355,000 a	8,355,000
Tohopekaliga Water Authority,

Utility System Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.31	12/7/10	12,700,000 a	12,700,000

Georgia--1.9%
Clayton County Housing Authority,
MFHR, Refunding (Chateau
Forest Apartments Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Societe Generale)	1.04	12/7/10	6,530,000 a	6,530,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Second Indenture Series)
(LOC: Bayerische Landesbank
and Westdeutsche Landesbank)	0.31	12/7/10	10,000,000 a	10,000,000
Municipal Electric Authority of
Georgia, Project One
Subordinated Bonds (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.41	12/7/10	11,200,000 a	11,200,000

Hawaii--.3%
Hawaii Housing Finance and
Development Corporation, MFHR
(Lokahi Ka'u) (Liquidity
Facility; FHLMC)	0.28	12/7/10	5,200,000 a	5,200,000

Idaho--.6%
Coeur D'Alene Tribe,
Revenue (LOC; Bank of America)	0.41	12/7/10	9,100,000 a	9,100,000

Illinois--8.3%
Chicago,
Second Lien Water Revenue,
Refunding (LOC; California
Public Employees Retirement
System)	0.35	12/7/10	14,645,000 a	14,645,000
Chicago,
Second Lien Water Revenue,
Refunding (LOC; State Street
Bank and Trust Co.)	0.35	12/7/10	3,180,000 a	3,180,000
Chicago Board of Education,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.32	12/7/10	23,000,000 a	23,000,000
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (LOC; Dexia
Credit Locale)	0.30	12/7/10	30,000,000 a	30,000,000
Illinois Educational Facilities
Authority, Revenue
(ACI/Cultural Pooled Financing
Program) (LOC; Bank of America)	0.41	12/7/10	10,790,000 a	10,790,000
Illinois Finance Authority,
PCR, Refunding (Commonwealth
Edison Company Project) (LOC;
JPMorgan Chase Bank)	0.36	12/7/10	8,305,000 a	8,305,000

Illinois Finance Authority,
Revenue (OSF Healthcare
System) (LOC; National City
Bank)	0.27	12/7/10	7,100,000 a	7,100,000
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.30	12/1/10	4,500,000 a	4,500,000
Illinois Finance Authority,
Student Housing Revenue
(Collegiate Housing
Foundation-DeKalb, L.L.C.
Project at Northern Illinois
University) (LOC; Banco
Santander)	0.45	12/7/10	9,825,000 a	9,825,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.32	12/7/10	13,200,000 a	13,200,000

Indiana--1.2%
Indiana Finance Authority,
Revenue (Ascension Health
Senior Credit Group)	0.27	12/7/10	10,000,000 a	10,000,000
Lawrenceburg,
PCR, Refunding (Indiana
Michigan Power Company
Project) (LOC; Royal Bank of
Scotland)	0.35	12/7/10	8,600,000 a	8,600,000

Iowa--1.1%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
U.S. Bank NA)	0.30	12/1/10	12,365,000 a	12,365,000
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/11	4,000,000	4,035,822

Louisiana--1.3%
East Baton Rouge Parish,
Road and Street Improvement
Sales Tax Revenue, Refunding
(LOC; Dexia Credit Locale)	0.36	12/7/10	20,000,000 a	20,000,000

Maryland--2.4%
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.37	12/7/10	10,400,000 a	10,400,000
Howard County,
Revenue, Refunding (Glenelg
Country School, Inc. Facility)

(LOC; PNC Bank NA)	0.28	12/7/10	10,225,000 a	10,225,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (LOC; Bank of America)	0.37	12/7/10	15,430,000 a	15,430,000

Massachusetts--3.2%
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.33	12/1/10	15,000,000 a	15,000,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Polytechnic Institute) (LOC;
TD Bank)	0.41	12/7/10	1,500,000 a	1,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Liquidity Facility; Bank of
America)	0.30	12/7/10	17,590,000 a	17,590,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.30	12/1/10	13,150,000 a	13,150,000

Michigan--1.2%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.31	12/7/10	8,580,000 a	8,580,000
Michigan Strategic Fund,
LOR (MANS, LLC Project) (LOC;
Comerica Bank)	0.31	12/7/10	6,400,000 a	6,400,000
Michigan Strategic Fund,
LOR, Refunding (Waterfront
Reclamation and Development
Project) (LOC; Deutsche Bank
AG)	0.29	12/7/10	2,810,000 a	2,810,000

Minnesota--.9%
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)
(LOC; Allied Irish Banks)	0.28	12/7/10	12,950,000 a	12,950,000

New Hampshire--.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.29	12/1/10	5,600,000 a	5,600,000

New Jersey--5.2%
Hudson County Improvement
Authority, County Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.50	8/31/11	30,450,000	30,635,282
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.36	12/7/10	500,000 a	500,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.31	12/7/10	25,000,000 a	25,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.31	12/7/10	7,150,000 a	7,150,000
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)	0.36	12/7/10	8,600,000 a	8,600,000
New Jersey Turnpike Authority,
Turnpike Revenue (Liquidity
Facility; Societe Generale)	0.31	12/7/10	6,130,000 a	6,130,000

New Mexico--1.3%
Alamogordo,
Hospital Improvement Revenue,
Refunding (Gerald Champion
Regional Medical Center
Project) (LOC; Bank of America)	0.41	12/7/10	20,000,000 a	20,000,000

New York--16.9%
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview
Inc. Project) (LOC; M&T Trust)	0.35	12/7/10	8,610,000 a	8,610,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.30	12/1/10	4,595,000 a	4,595,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue, Refunding (LOC; KBC
Bank)	0.28	12/7/10	24,335,000 a	24,335,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.31	12/1/10	24,795,000 a	24,795,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.30	12/1/10	17,800,000 a	17,800,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.30	12/1/10	4,500,000 a	4,500,000
New York City,

GO Notes (LOC; Westdeutsche
Landesbank)	0.30	12/1/10	8,000,000 a	8,000,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.29	12/7/10	17,010,000 a	17,010,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Dexia Credit Locale)	0.31	12/7/10	12,755,000 a	12,755,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (LOC; Bank of Nova
Scotia)	0.27	12/7/10	16,000,000 a	16,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.30	12/1/10	29,000,000 a	29,000,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.32	5/5/11	13,000,000	13,000,000
New York Local Government
Assistance Corporation, GO
Notes (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.32	12/7/10	60,000,000 a	60,000,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.35	12/7/10	11,950,000 a	11,950,000

North Carolina--.9%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Union
Regional Medical Center
Project) (LOC; Wells Fargo
Bank)	0.35	12/7/10	13,000,000 a	13,000,000

Ohio--.6%
Warren County,
Health Care Facilities
Improvement Revenue (Otterbein
Homes Project) (LOC; U.S. Bank
NA)	0.30	12/7/10	9,500,000 a	9,500,000

Pennsylvania--7.8%
Allegheny County Industrial
Development Authority, Revenue
(The Watson Institute
Friendship Academy Project)
(LOC; PNC Bank NA)	0.28	12/7/10	3,750,000 a	3,750,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear

Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	0.30	12/7/10	30,000,000 a	30,000,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Citibank NA)	0.27	12/7/10	26,900,000 a	26,900,000
Lancaster County,
GO Notes (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Royal Bank
of Canada)	0.31	12/7/10	20,695,000 a	20,695,000
Lower Merion School District,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.27	12/7/10	8,400,000 a	8,400,000
Luzerne County Industrial
Development Authority, Revenue
(The Methodist Homes for the
Aging of the Wyoming
Conference Project) (LOC;
Banco Santander)	0.45	12/7/10	15,055,000 a	15,055,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Northwestern Human Services -
Allegheny Valley School, LLC
Issue) (LOC; TD Bank)	0.29	12/1/10	3,300,000 a	3,300,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue,
Refunding (LOC; PNC Bank NA)	0.27	12/7/10	9,000,000 a	9,000,000

Tennessee--1.3%
Chattanooga Health Educational and
Housing Facility Board, HR,
Refunding (Siskin Hospital for
Physical Rehabilitation, Inc.
Project) (LOC; Bank of America)	0.32	12/1/10	1,930,000 a	1,930,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.30	12/1/10	16,780,000 a	16,780,000

Texas--3.1%
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.33	12/1/10	19,500,000 a	19,500,000
Travis County Health Facilities
Development Corporation,
Retirement Facilities Revenue
(Longhorn Village Project)
(LOC; Bank of Scotland)	0.27	12/7/10	27,300,000 a	27,300,000

Utah--.2%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.31	12/7/10	3,125,000 a	3,125,000

Vermont--.7%
Vermont Housing Finance Agency,
Student Housing Facilities
Revenue (West Block University
of Vermont Apartments Project)
(LOC; Banco Santander)	0.45	12/7/10	10,000,000 a	10,000,000

Virginia--1.8%
Albemarle County Economic
Development Authority, HR
(Martha Jefferson Hospital)
(LOC; Branch Banking and Trust
Co.)	0.29	12/7/10	5,900,000 a	5,900,000
Clarke County Industrial
Development Authority,
Hospital Facility Revenue
(Winchester Medical Center,
Inc.) (Insured; Assured
Guaranty Municipal Corp. and
and Liquidity Facility; Branch
Banking and Trust Co.)	0.31	12/7/10	1,000,000 a	1,000,000
Fairfax County Economic
Development Authority, Revenue
(Public Broadcasting Service
Project) (LOC; Bank of America)	0.33	12/7/10	11,720,000 a	11,720,000
Williamsburg Industrial
Development Authority, Revenue
(The Colonial Williamsburg
Foundation) (LOC; Wells Fargo
Bank)	0.30	12/7/10	8,000,000 a	8,000,000

Washington--3.5%
Tulalip Tribes of the Tulalip
Reservation, Revenue,
Refunding (Capital Projects)
(LOC; Wells Fargo Bank)	0.35	12/7/10	30,000,000 a	30,000,000
Vancouver Housing Authority,
Pooled Housing Revenue,
Refunding (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.30	12/7/10	4,400,000 a	4,400,000
Washington Health Care Facilities
Authority, Revenue (Swedish
Health Services) (LOC; U.S.
Bank NA)	0.27	12/7/10	18,000,000 a	18,000,000

Wisconsin--2.8%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Saint Luke's Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.28	12/7/10	21,100,000 a	21,100,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Wheaton Franciscan Services,
Inc. System) (LOC; U.S. Bank
NA)	0.27	12/7/10	20,290,000 a	20,290,000

Total Investments (cost $1,382,439,728)	92.5%	1,382,439,728
Cash and Receivables (Net)	7.5%	112,659,623
Net Assets	100.0%	1,495,099,351

a Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, this security amounted to $3,500,000 or 0.2% of net assets.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,382,439,728
Level 3 - Significant Unobservable Inputs	-
Total	1,382,439,728

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ Christopher E. Sheldon
Christopher E. Sheldon President
Date:	1/24/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christopher E. Sheldon
Christopher E. Sheldon President
Date:	1/24/2011

By: /s/ James Windels______
James Windels Treasurer
Date:	1/24/2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)